UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

 213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	COMMON STOCK - 99.4%
	ADVERTISING - 0.2%
1,302	Omnicom Group, Inc.	$ 89,656

	AEROSPACE/DEFENSE - 1.9%
770	B/E Aerospace, Inc. *	64,634
681	Boeing Co.	86,746
755	General Dynamics Corp.	95,953
617	L-3 Communications Holdings, Inc.	73,374
554	Lockheed Martin Corp.	101,260
749	Northrop Grumman Corp.	98,688
870	Raytheon Co.	88,409
1,401	Rockwell Collins, Inc. ^	109,979
1,062	United Technologies Corp.	112,147
		831,190
	AGRICULTURE - 1.1%
2,639	Altria Group, Inc. ^	121,236
1,923	Archer-Daniels-Midland Co.	98,265
898	Lorillard, Inc. ^	53,799
1,370	Philip Morris International, Inc.	114,258
1,378	Reynolds American, Inc.	81,302
		468,860
	AIRLINES - 0.4%
1,257	Alaska Air Group, Inc.	54,730
1,319	Delta Air Lines, Inc.	47,682
2,148	Southwest Airlines Co.	72,538
		174,950
	APPAREL - 0.9%
633	Hanesbrands, Inc.	68,010
1,160	NIKE, Inc. - Cl. B	103,472
577	Ralph Lauren Corp. - Cl. A	95,049
561	Under Armour, Inc. - Cl. A * ^	38,765
1,432	VF Corp.	94,555
		399,851
	AUTO MANUFACTURERS - 0.6%
5,759	Ford Motor Co. ^	85,176
2,260	General Motors Co.	72,184
1,419	PACCAR, Inc.	80,706
		238,066
	AUTO PARTS & EQUIPMENT - 1.0%
2,687	Allison Transmission Holdings, Inc.	76,553
1,320	BorgWarner, Inc. ^	69,445
1,708	Johnson Controls, Inc.	75,152
771	Lear Corp.	66,622
712	TRW Automotive Holdings Corp. *	72,090
849	WABCO Holdings, Inc. * ^	77,217
		437,079
	BANKS - 4.7%
2,474	Bank of America Corp.	95,818
2,853	BB&T Corp.	106,160
1,206	Capital One Financial Corp.	98,434
1,703	CIT Group, Inc.	78,270
1,605	Citigroup, Inc.	83,171
1,739	Comerica, Inc. ^	86,707
4,583	Fifth Third Bancorp	91,752
1,303	First Republic Bank ^	64,342
572	Goldman Sachs Group, Inc.	105,002
8,889	Huntington Bancshares, Inc.	86,490
5,997	KeyCorp	79,940
1,051	M&T Bank Corp. ^	129,578
2,245	Morgan Stanley	77,610
1,581	Northern Trust Corp.	107,555
1,238	PNC Financial Services Group, Inc.	105,948
8,143	Regions Financial Corp.	81,756
579	Signature Bank *	64,883
1,192	State Street Corp.	87,743
2,344	SunTrust Banks, Inc.	89,142
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	BANKS (Continued) - 4.7%
626	SVB Financial Group *	$ 70,168
2,953	US Bancorp	123,524
2,491	Wells Fargo & Co.	129,208
		2,043,201
	BEVERAGES - 1.9%
1,203	Brown-Forman Corp. - Cl. B	108,535
2,936	Coca-Cola Co.	125,250
2,195	Coca-Cola Enterprises, Inc.	97,370
942	Constellation Brands, Inc. - Cl. A *	82,105
1,592	Dr. Pepper Snapple Group, Inc.	102,382
257	Keurig Green Mountain, Inc. ^	33,443
1,253	Molson Coors Brewing Co. - Cl. B ^	93,273
431	Monster Beverage Corp. *	39,510
1,395	PepsiCo, Inc.	129,861
		811,729
	BIOTECHNOLOGY - 0.7%
506	Amgen, Inc.	71,073
140	Biogen Idec, Inc.*	46,313
616	Celgene Corp. *	58,384
541	Gilead Sciences, Inc.* ^	57,589
234	Illumina, Inc. *	38,357
128	Regeneron Pharmaceuticals, Inc. * ^	46,147
		317,863
	BUILDING MATERIALS - 0.5%
1,444	Fortune Brands Home & Security, Inc. ^	59,363
2,767	Masco Corp.	66,187
1,114	Vulcan Materials Co.	67,096
		192,646
	CHEMICALS - 5.0%
660	Air Products & Chemicals, Inc.	85,919
958	Airgas, Inc.	106,003
1,421	Celanese Corporation- Series A	83,157
313	CF Industries Holdings, Inc.	87,396
1,565	Dow Chemical Co. ^	82,069
1,041	Eastman Chemical Co.	84,206
1,115	Ecolab, Inc.	128,035
1,770	EI du Pont de Nemours & Co.	127,015
1,353	FMC Corp. ^	77,378
2,739	Huntsman Corp.	71,187
1,080	International Flavors & Fragrances, Inc.	103,550
861	LyondellBasell Industries NV	93,556
2,308	Mosaic Co.	102,498
223	NewMarket Corp.	84,967
519	PPG Industries, Inc.	102,108
985	Praxair, Inc.	127,065
2,101	RPM International, Inc.	96,184
468	Sherwin-Williams Co.	102,487
1,368	Sigma-Aldrich Corp.	186,061
1,263	Valspar Corp.	99,764
867	W.R. Grace & Co. *	78,845
729	Westlake Chemical Corp.	63,125
		2,172,575
	COMMERCIAL SERVICES - 3.7%
1,365	The ADT Corp. ^	48,403
238	Alliance Data Systems Corp. *	59,088
2,619	Aramark Holdings Corp.	68,880
1,526	Automatic Data Processing, Inc.	126,780
1,695	Cintas Corp.	119,650
1,319	Equifax, Inc.	98,582
414	FleetCor Technologies, Inc. *	58,838
957	Gartner, Inc. * ^	70,311
912	Manpower Group, Inc.	63,931
940	Mastercard, Inc. - Cl. A	69,485
1,091	Mcgraw Hill Financial, Inc.	92,135
874	Moody's Corp. ^	82,593
2,251	Quanta Services, Inc. *	81,689
1,501	Robert Half International, Inc.	73,549
2,259	SEI Investments Co.	81,685
3,172	Total System Services, Inc. ^	98,205
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.7%
621	Towers Watson & Co. - Cl. A	$ 61,790
503	United Rentals, Inc. *	55,883
1,664	Verisk Analytics, Inc. - Cl. A *	101,321
4,761	Western Union Co. ^	76,366
		1,589,164
	COMPUTERS - 2.4%
594	3D Systems Corp. * ^	27,544
784	Apple, Inc.	78,988
1,334	Cognizant Technology Solutions Corp. - Cl. A *	59,723
1,241	Computer Sciences Corp.	75,887
3,370	EMC Corp.	98,606
2,069	Hewlett-Packard Co.	73,387
720	IHS, Inc. - Cl. A *	90,137
574	International Business Machines Corp. ^	108,962
1,751	NCR Corp. *	58,501
1,618	NetApp, Inc.	69,509
560	SanDisk Corp.	54,852
2,401	Synopsys, Inc. *	95,308
1,434	Teradata Corp. * ^	60,113
754	Western Digital Corp.	73,379
		1,024,896
	COSMETICS/PERSONAL CARE - 0.9%
2,005	Colgate-Palmolive Co.	130,766
1,314	Estee Lauder Cos., Inc. - Cl. A	98,182
1,709	Procter & Gamble Co.	143,112
		372,060
	DISTRIBUTION/WHOLESALE - 1.1%
1,330	Arrow Electronics, Inc. *	73,616
1,883	Fastenal Co. ^	84,547
619	Fossil Group, Inc. *	58,124
1,162	Genuine Parts Co.	101,919
1,900	LKQ Corp. *	50,521
383	WW Grainger, Inc.	96,382
		465,109
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
307	Affiliated Managers Group, Inc. *	61,511
1,109	American Express Co.	97,082
659	Ameriprise Financial, Inc.	81,307
264	BlackRock, Inc. - Cl. A	86,676
2,203	Charles Schwab Corp.	64,746
1,153	CME Group, Inc.	92,188
1,474	Discover Financial Services	94,911
1,530	Franklin Resources, Inc.	83,553
2,001	Invesco Ltd.	78,999
1,435	Legg Mason, Inc.	73,415
1,931	NASDAQ OMX Group, Inc. ^	81,913
1,483	Raymond James Financial, Inc.	79,459
1,155	T. Rowe Price Group, Inc.	90,552
2,133	TD Ameritrade Holding Corp. ^	71,178
400	Visa, Inc. ^	85,348
		1,222,838
	ELECTRIC - 5.4%
2,110	Alliant Energy Corp.	116,915
2,486	Ameren Corp.	95,288
1,937	American Electric Power Co., Inc.	101,131
3,763	CMS Energy Corp.	111,611
2,050	Consolidated Edison, Inc. ^	116,153
1,528	Dominion Resources, Inc.	105,570
1,490	DTE Energy Co.	113,359
1,365	Entergy Corp.	105,555
2,581	Exelon Corp.	87,986
2,549	ITC Holdings Corp.	90,821
3,224	MDU Resources Group, Inc.	89,659
1,171	NextEra Energy, Inc. ^	109,933
2,688	Northeast Utilities	119,078
3,316	OGE Energy Corp.	123,057
2,606	Pepco Holdings, Inc.	69,737
2,199	PG&E Corp.	99,043
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	ELECTRIC (Continued) - 5.4%
1,901	Pinnacle West Capital Corp. ^	$ 103,871
2,497	Public Service Enterprise Group, Inc.	92,988
2,279	SCANA Corp.	113,061
2,978	Southern Co. ^	129,990
2,330	Wisconsin Energy Corp. ^	100,190
3,946	Xcel Energy, Inc. ^	119,958
		2,314,954
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
408	Acuity Brands, Inc.	48,026
1,976	AMETEK, Inc.	99,215
1,750	Emerson Electric Co.	109,515
568	Energizer Holdings, Inc.	69,983
812	Hubbell, Inc. - Cl. B	97,870
		424,609
	ELECTRONICS - 1.7%
1,344	Agilent Technologies, Inc.	76,581
1,138	Amphenol Corp. - Cl. A	113,641
1,703	Avnet, Inc.	70,675
7,054	Flextronics International Ltd. *	72,797
1,265	Honeywell International, Inc.	117,797
316	Mettler-Toledo International, Inc. *	80,937
785	Thermo Fisher Scientific, Inc.	95,535
1,711	Trimble Navigation Ltd. *	52,186
724	Waters Corp. * ^	71,763
		751,912
	ENGINEERING & CONSTRUCTION - 0.4%
1,226	Fluor Corp.	81,885
1,561	Jacobs Engineering Group, Inc. *	76,208
		158,093
	ENTERTAINMENT - 0.2%
1,250	Madison Square Garden, Inc. *	82,650

	ENVIRONMENTAL CONTROL - 0.9%
3,703	Republic Services, Inc.	144,491
1,268	Stericycle, Inc. *	147,798
2,288	Waste Connections, Inc.	111,014
		403,303
	FOOD - 3.2%
2,289	General Mills, Inc.	115,480
1,255	Hershey Co. ^	119,765
2,068	Hormel Foods Corp.	106,275
971	Ingredion, Inc.	73,592
1,061	JM Smucker Co.	105,028
1,493	Kellogg Co.	91,969
1,913	Kraft Foods Group, Inc.	107,893
1,786	Kroger Co.	92,872
1,578	McCormick & Co., Inc. ^	105,568
2,892	Mondelez International, Inc. - Cl. A	99,094
1,734	Pilgrim's Pride Corp. *	52,991
3,567	Sysco Corp. ^	135,368
1,481	Tyson Foods, Inc. - Cl. A	58,307
1,434	WhiteWave Foods Co. *	52,097
1,262	Whole Foods Market, Inc. ^	48,095
		1,364,394
	FOREST PRODUCTS & PAPER - 0.2%
2,168	MeadWestvaco Corp.	88,758

	GAS - 1.0%
2,126	AGL Resources, Inc.	109,149
1,228	National Fuel Gas Co.	85,948
2,914	NiSource, Inc.	119,416
1,240	Sempra Energy	130,671
		445,184
	HAND & MACHINE TOOLS - 0.6%
1,181	Lincoln Electric Holdings, Inc.	81,648
729	Snap-on, Inc.	88,267
1,043	Stanley Black & Decker, Inc.	92,608
		262,523
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	HEALTHCARE-PRODUCTS - 3.4%
1,742	Baxter International, Inc.	$ 125,023
1,158	Becton Dickinson and Co.	131,792
2,095	CareFusion Corp. *	94,799
433	Cooper Cos., Inc.	67,440
2,579	DENTSPLY International, Inc.	117,602
602	Edwards Lifesciences Corp. * ^	61,494
1,043	Henry Schein, Inc. *	121,478
1,390	Hospira, Inc. *	72,322
750	IDEXX Laboratories, Inc. * ^	88,373
85	Intuitive Surgical, Inc. * ^	39,255
1,539	Medtronic, Inc. ^	95,341
1,469	ResMed, Inc. ^	72,378
1,440	St. Jude Medical, Inc.	86,587
1,384	Stryker Corp.	111,758
1,166	Varian Medical Systems, Inc. *	93,420
755	Zimmer Holdings, Inc.	75,915
		1,454,977
	HEALTHCARE SERVICES - 2.0%
942	Aetna, Inc.	76,302
746	Cigna Corp.	67,655
1,529	DaVita HealthCare Partners, Inc. *	111,831
933	HCA Holdings, Inc. *	65,795
1,008	Laboratory Corp. of America Holdings *	102,564
1,810	MEDNAX, Inc. *	99,224
1,496	Quest Diagnostics, Inc.^	90,777
1,082	UnitedHealth Group, Inc.	93,323
627	Universal Health Services, Inc. - Cl. B	65,521
685	WellPoint, Inc.	81,940
		854,932
	HOLDING COMPANIES-DIVERS - 0.2%
3,921	Leucadia National Corp.	93,477

	HOMEBUILDERS - 0.6%
2,420	DR Horton, Inc. ^	49,658
1,868	Lennar Corp. - Cl. A ^	72,534
4,082	PulteGroup, Inc. ^	72,088
2,505	Toll Brothers, Inc. *	78,056
		272,336
	HOME FURNISHINGS - 0.3%
444	Harman International Industries, Inc.	43,530
449	Whirlpool Corp.	65,397
		108,927
	HOUSEHOLD PRODUCTS/WARES - 1.1%
1,963	Church & Dwight Co., Inc.	137,724
1,431	Clorox Co. ^	137,433
1,229	Jarden Corp. *	73,875
1,186	Kimberly-Clark Corp.	127,578
		476,610
	HOUSEWARES - 0.2%
2,738	Newell Rubbermaid, Inc.	94,215

	INSURANCE - 5.1%
1,983	Aflac, Inc.	115,510
337	Alleghany Corp. *	140,917
1,958	Allstate Corp.	120,162
2,292	American Financial Group, Inc.	132,684
1,816	American International Group, Inc.	98,100
2,372	Arthur J Gallagher & Co. - Cl. B	107,594
1,503	Chubb Corp.	136,893
2,651	Cincinnati Financial Corp.	124,730
2,350	CNA Financial Corp.	89,371
4,002	Genworth Financial, Inc. - Cl.A *	52,426
1,319	Lincoln National Corp.	70,672
222	Markel Corp. * ^	141,225
2,261	Marsh & McLennan Cos., Inc.	118,341
1,480	MetLife, Inc. ^	79,506
1,559	Principal Financial Group, Inc.	81,801
4,159	Progressive Corp.	105,140
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	INSURANCE (Continued) - 5.1%
2,433	Torchmark Corp. * ^	$ 127,416
1,502	Travelers Cos., Inc.	141,098
2,577	Unum Group	88,597
2,867	WR Berkley Corp.	137,043
		2,209,226
	INTERNET - 1.4%
502	F5 Networks, Inc. *	59,607
556	Facebook, Inc. *	43,946
129	Google, Inc. - Cl. A *	75,905
3,121	Liberty Interactive Corp. *	89,011
86	Netflix, Inc. * ^	38,801
52	Priceline.com, Inc. *	60,246
2,394	Symantec Corp.	56,283
431	TripAdvisor, Inc. *	39,402
1,221	Verisign, Inc. * ^	67,302
1,323	Yahoo!, Inc. *	53,912
		584,415
	INVESTMENT COMPANIES - 0.3%
9,043	Ares Capital Corp.	146,135

	IRON/STEEL - 0.5%
1,654	Nucor Corp.	89,779
1,230	Reliance Steel & Aluminum Co.	84,132
2,593	Steel Dynamics, Inc.	58,628
		232,539
	LEISURE TIME - 0.5%
1,216	Harley-Davidson, Inc.	70,771
467	Polaris Industries, Inc. ^	69,952
984	Royal Caribbean Cruises Ltd.	66,213
		206,936
	LODGING - 1.1%
1,348	Hyatt Hotels Corp. - Cl. A *	81,581
947	Las Vegas Sands Corp.	58,913
1,535	Marriott International, Inc. - Cl. A ^	107,297
969	Starwood Hotels & Resorts Worldwide, Inc.	80,630
1,102	Wyndham Worldwide Corp.	89,549
273	Wynn Resorts Ltd.	51,073
		469,043
	MACHINERY-CONSTRUCTION & MINING - 0.4%
931	Caterpillar, Inc. ^	92,197
1,210	Joy Global, Inc. ^	65,993
		158,190
	MACHINERY DIVERSIFIED - 1.8%
615	Cummins, Inc.	81,168
1,590	Deere & Co. ^	130,364
983	Flowserve Corp.	69,321
1,308	IDEX Corp.	94,659
1,105	Nordson Corp.	84,057
719	Rockwell Automation, Inc. ^	79,004
684	Roper Industries, Inc.	100,062
963	Wabtec Corp.	78,042
1,830	Xylem, Inc.	64,947
		781,624
	MEDIA - 2.7%
3,957	Cablevision Systems Corp.	69,287
1,245	CBS Corp. - Cl. B	66,608
1,663	Comcast Corp. - Cl. A ^	89,436
908	DIRECTV - Cl. A *	78,560
1,835	Discovery Communications, Inc. - Cl. A * ^	69,363
656	FactSet Research Systems, Inc.	79,723
2,280	Gannett Co., Inc. ^	67,648
1,808	Liberty Media Corp. *	85,301
2,058	Nielsen Holdings NV	91,231
1,031	Scripps Networks Interactive, Inc. Cl. A	80,511
21,463	Sirius XM Radio, Inc. * ^	74,906
622	Time Warner Cable, Inc. - Cl. A	89,251
706	Time Warner, Inc.	53,098
1,200	Viacom, Inc. - Cl. B	92,328
1,038	Walt Disney Co. ^	92,413
		1,179,664
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	METAL FABRICATE/HARDWARE - 0.2%
347	Precision Castparts Corp.	$ 82,197

	MINING - 0.3%
2,237	Freeport-McMoRan Copper & Gold, Inc. - Cl. B	73,038
2,120	Southern Copper Corp.	62,858
		135,896
	MISCELLANEOUS MANUFACTURING - 2.9%
868	3M Co.	122,978
1,182	Carlisle Cos., Inc.	95,009
1,104	Colfax Corp. *	62,895
1,320	Danaher Corp.	100,294
2,130	Donaldson Co., Inc.	86,542
1,084	Dover Corp.	87,078
1,175	Eaton Corp.	74,460
4,392	General Electric Co.	112,523
1,445	Illinois Tool Works, Inc.	121,987
1,325	Ingersoll-Rand PLC	74,677
1,212	Pall Corp. ^	101,444
709	Parker Hannifin Corp.	80,932
1,835	Textron, Inc.	66,042
1,206	Trinity Industries, Inc. ^	56,344
		1,243,205
	OFFICE/BUSINESS EQUIPMENT - 0.2%
5,320	Xerox Corp.	70,384

	OIL & GAS - 4.4%
969	Apache Corp.	90,960
1,867	Cabot Oil & Gas Corp. - Cl. A	61,032
950	Chevron Corp.	113,354
394	Cimarex Energy Co.	49,853
446	Concho Resources, Inc. *	55,924
1,397	ConocoPhillips ^	106,898
808	Continental Resources, Inc. * ^	53,715
1,326	Devon Energy Corp.	90,407
1,548	Diamond Offshore Drilling, Inc. ^	53,050
715	EOG Resources, Inc.	70,799
793	EQT Corp.	72,591
1,183	Exxon Mobil Corp.	111,261
695	Helmerich & Payne, Inc. ^	68,020
1,079	Hess Corp.	101,771
1,481	HollyFrontier Corp.	64,690
2,423	Marathon Oil Corp.	91,081
713	Marathon Petroleum Corp.	60,370
1,336	Murphy Oil Corp. ^	76,032
1,091	Noble Energy, Inc.	74,581
1,051	Occidental Petroleum Corp.	101,054
995	Phillips 66	80,903
996	Range Resources Corp.	67,539
528	SM Energy Co.	41,184
2,057	Southwestern Energy Co. *	71,892
1,088	Valero Energy Corp.	50,342
		1,879,303
	OIL & GAS SERVICES - 1.6%
1,253	Baker Hughes, Inc.	81,520
1,290	Cameron International Corp. *	85,630
798	Dresser-Rand Group, Inc. *	65,643
1,476	FMC Technologies, Inc. * ^	80,162
1,160	Halliburton Co.	74,832
1,100	National Oilwell Varco, Inc.	83,710
1,200	Oceaneering International, Inc.	78,204
923	Schlumberger Ltd.	93,860
369	Targa Resources Corp.	50,247
		693,808
	PACKAGING & CONTAINERS - 1.0%
1,748	Ball Corp.	110,596
2,021	Crown Holdings, Inc. *	89,975
1,096	Packaging Corp. of America	69,947
1,517	Rock Tenn Co. - Cl. A	72,179
1,919	Sealed Air Corp.	66,935
		409,632
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	PHARMACEUTICALS - 2.9%
2,792	Abbott Laboratories	$ 116,119
1,258	AbbVie, Inc.	72,662
324	Allergan, Inc.	57,734
1,423	Bristol-Myers Squibb Co.	72,829
1,530	Eli Lilly & Co.	99,221
1,241	Express Scripts Holding Co. * ^	87,652
1,197	Johnson & Johnson	127,588
439	McKesson Corp.	85,460
930	Mead Johnson Nutrition Co.	89,485
1,508	Merck & Co., Inc.	89,394
1,261	Mylan, Inc. * ^	57,363
3,408	Pfizer, Inc.	100,775
1,380	Quintiles Transnational Holdings, Inc. *	76,976
2,596	Salix Pharmaceuticals Ltd. * ^	95,922
		1,229,180
	PIPELINES - 0.6%
2,059	Kinder Morgan, Inc. ^	78,942
1,313	ONEOK, Inc.	86,067
2,840	Spectra Energy Corp.	111,498
		276,507
	REAL ESTATE - 0.4%
2,652	CBRE Group, Inc. - Cl. A *	78,870
717	Jones Lang LaSalle, Inc.	90,586
		169,456
	RETAIL - 7.1%
494	Advanced Auto Parts, Inc.	64,368
1,381	AutoNation, Inc. *	69,478
188	AutoZone, Inc. * ^	95,816
1,028	Bed Bath & Beyond, Inc. *	67,673
985	Best Buy Co., Inc.	33,086
1,920	Burger King Worldwide, Inc. ^	56,947
1,164	CarMax, Inc. * ^	54,068
82	Chipotle Mexican Grill, Inc. - Cl. A *	54,660
1,676	Coach, Inc.	59,682
969	Costco Wholesale Corp.	121,435
1,514	CVS Caremark Corp. ^	120,499
1,605	Darden Restaurants, Inc. ^	82,593
1,134	Dick's Sporting Goods, Inc.	49,760
1,007	Dollar General Corp. *	61,538
1,694	Dollar Tree, Inc. *	94,983
582	Family Dollar Stores, Inc.	44,954
1,289	Foot Locker, Inc.	71,733
1,728	Gap, Inc. ^	72,040
1,209	Home Depot, Inc.	110,914
1,339	Kohl's Corp. ^	81,719
1,137	L Brands, Inc.	76,156
1,726	Lowe's Cos., Inc.	91,340
1,277	Macy's, Inc.	74,296
1,677	McDonald's Corp.	158,996
1,050	MSC Industrial Direct Co., Inc. - Cl. A	89,733
1,003	Nordstrom, Inc. ^	68,575
574	O'Reilly Automotive, Inc. * ^	86,307
891	PetSmart, Inc. ^	62,450
6,569	Rite Aid Corp. *	31,794
1,122	Ross Stores, Inc.	84,801
3,828	Staples, Inc.	46,319
1,414	Target Corp. ^	88,630
1,248	TJX Cos., Inc.	73,844
1,256	Tractor Supply Co.	77,257
554	Ulta Salon Cosmetics & Fragrance, Inc. *	65,466
1,763	Urban Outfitters, Inc. *	64,702
862	Walgreen Co.	51,091
2,031	Wal-Mart Stores, Inc. ^	155,311
927	Williams-Sonoma, Inc. ^	61,710
1,081	Yum! Brands, Inc.	77,810
		3,054,534
	SAVINGS & LOANS - 0.5%
11,287	Hudson City Bancorp, Inc.	109,710
7,108	New York Community Bancorp, Inc. ^	112,804
		222,514
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	SEMICONDUCTORS - 2.9%
2,637	Altera Corp.	$ 94,352
1,833	Analog Devices, Inc.	90,715
3,093	Applied Materials, Inc.	66,840
1,078	Cree, Inc. * ^	44,144
524	First Solar, Inc. *	34,484
2,375	Intel Corp. ^	82,698
1,183	KLA-Tencor Corp.	93,197
899	Lam Research Corp.	67,155
1,990	Linear Technology Corp. ^	88,336
2,323	Maxim Integrated Products, Inc.	70,248
2,035	Microchip Technology, Inc. ^	96,113
1,477	Micron Technology, Inc. *	50,602
3,509	NVIDIA Corp. ^	64,741
1,254	QUALCOMM, Inc.	93,762
907	Skyworks Solutions, Inc.	52,652
1,900	Texas Instruments, Inc.	90,611
1,465	Xilinx, Inc.	62,043
		1,242,693
	SOFTWARE - 3.0%
2,722	Activision Blizzard, Inc.	56,590
1,001	Adobe Systems, Inc. *	69,259
835	Akamai Technologies, Inc. *	49,933
1,124	ANSYS, Inc. *	85,053
1,184	Autodesk, Inc. *	65,238
3,293	CA, Inc.	92,006
1,208	Cerner Corp. * ^	71,961
947	Citrix Systems, Inc. *	67,559
1,745	Fidelity National Information Services, Inc.	98,244
1,630	Fiserv, Inc. *	105,355
1,972	Microsoft Corp.	91,422
1,790	MSCI, Inc. - Cl. A ^	84,166
2,489	Oracle Corp.	95,279
2,826	Paychex, Inc. ^	124,909
1,237	Red Hat, Inc. *	69,458
600	VMware, Inc. - Cl. A * ^	56,304
		1,282,736
	TELECOMMUNICATIONS - 2.0%
2,358	Amdocs Ltd.	108,185
3,314	AT&T, Inc. ^	116,785
4,198	Cisco Systems, Inc.	105,664
3,697	Corning, Inc. ^	71,500
1,366	Harris Corp.	90,702
2,624	Juniper Networks, Inc.	58,122
1,811	Motorola Solutions, Inc.	114,600
2,325	Verizon Communications, Inc.	116,227
6,027	Windstream Holdings, Inc. ^	64,971
		846,756
	TEXTILES - 0.2%
533	Mohawk Industries, Inc. *	71,859

	TOYS & GAMES - 0.2%
1,941	Hasbro, Inc.	106,745

	TRANSPORTATION - 2.6%
1,192	CH Robinson Worldwide, Inc. ^	79,053
3,064	CSX Corp. ^	98,232
2,033	Expeditors International of Washington, Inc.	82,499
637	FedEx Corp. ^	102,844
919	Genesee & Wyoming, Inc. *	87,590
1,379	JB Hunt Transport Services, Inc.	102,115
483	Kansas City Southern	58,540
613	Kirby Corp. *	72,242
856	Norfolk Southern Corp. ^	95,530
1,339	Old Dominion Freight Line, Inc. *	94,584
1,120	Union Pacific Corp.	121,430
1,368	United Parcel Service, Inc.	134,461
		1,129,120
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	TRUCKING & LEASING - 0.1%
234	AMERCO	$ 61,282

	WATER - 0.3%
2,644	American Water Works Co., Inc.	127,520

	TOTAL COMMON STOCK - (Cost - $38,809,990)	42,806,686

	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
198,913	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **	198,913
	TOTAL SHORT-TERM INVESTMENTS (Cost - $198,913)

COLLATERAL FOR SECURITIES LOANED - 10.1%
4,342,394	Mount Vernon Securities Lending Prime Portfolio		4,342,394
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,342,394)

	TOTAL INVESTMENTS - 110.0% (Cost - $43,351,297) (a)		$ 47,347,993
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0) %		(4,279,410)
	NET ASSETS - 100.0%		$ 43,068,583

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $4,193,173.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,350,465 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 4,598,721
	Unrealized depreciation		(601,193)
	Net unrealized appreciation		$ 3,997,528

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
3	S&P Mini Future, Dec 2014	$ 294,825	$ (1,738)
TOTAL LONG FUTURES CONTRACTS

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	COMMON STOCK - 97.9%
	AEROSPACE/DEFENSE - 0.7%
1046	AAR Corp.	$ 25,261
364	Astronics Corp. *	17,356
1,275	Kaman Corp. - Cl. A	50,107
896	Orbital Sciences Corp. *	24,909
		117,633
	AGRICULTURE - 0.1%
339	Andersons, Inc.	21,316

	AIRLINES - 0.2%
240	Allegiant Travel Co.	29,678

	APPAREL - 0.9%
350	G-III Apparel Group Ltd. *	29,001
1,196	Iconix Brand Group, Inc. * ^	44,180
576	Oxford Industries, Inc.	35,130
1,146	Steven Madden Ltd. *	36,936
		145,247
	AUTO MANUFACTERER - 0.2%
2,260	Wabash National Corp. * ^	30,103

	AUTO PARTS & EQUIPMENT - 0.7%
1,820	American Axle & Manufacturing Holdings, Inc. *	30,521
764	Dorman Products, Inc. * ^	30,606
465	Gentherm, Inc. *	19,637
846	Standard Motor Products, Inc.	29,128
		109,892
	BANKS - 12.9%
2,531	Associated Banc-Corp.	44,090
708	BancFirst Corp.	44,292
1,759	BancorpSouth, Inc. ^	35,426
889	Bank of Hawaii Corp.	50,504
1,073	Bank of the Ozarks, Inc. ^	33,821
2,676	BBCN Bancorp, Inc.	39,043
2,750	Boston Private Financial Holdings, Inc.	34,072
1,901	Capital Bank Financial Corp. - Cl. A *	45,396
1,450	Cathay General Bancorp	36,003
1,581	Chemical Financial Corp.	42,513
1,507	Columbia Banking System, Inc.	37,389
1,262	Community Bank System, Inc.	42,391
2,573	CVB Financial Corp.	36,923
1,126	Eagle Bancorp, Inc. *	35,829
219	First Citizens BancShares, Inc. - Cl. A ^	47,442
2,673	First Financial Bancorp	42,314
1,439	First Financial Bankshares, Inc. ^	39,990
1,405	First Interstate Bancsystem, Inc.	37,331
2,365	First Midwest Bancorp, Inc.	38,053
2,302	FirstMerit Corp.	40,515
3,885	FNB Corp.	46,581
4,112	Fulton Financial Corp.	45,561
1,425	Glacier Bancorp, Inc. ^	36,851
1,425	Hancock Holding Co.	45,671
1,024	Home BancShares, Inc.	30,116
637	Iberiabank Corp. ^	39,819
1,203	Independent Bank Corp.	42,971
634	Independent Bank Group, Inc.	30,083
1,230	International Bancshares Corp.	30,338
1,407	MB Financial, Inc.	38,946
4,593	National Penn Bancshares, Inc.	44,598
1,863	NBT Bancorp, Inc.	41,955
3,328	Old National Bancorp	43,164
588	Park National Corp.	44,347
1,069	Pinnacle Financial Partners, Inc.	38,591
1,174	PrivateBancorp, Inc.	35,114
1,477	Renasant Corp.	39,953
674	South State Corp.	37,690
3,825	Susquehanna Bancshares, Inc.	38,250
2,979	TCF Financial Corp.	46,264
580	Texas Capital Bancshares, Inc. *	33,454
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	BANKS (Continued) - 12.9%
1,854	Trustmark Corp.	$ 42,707
651	UMB Financial Corp.	35,512
1,969	Union Bankshares Corp.	45,484
1,456	United Bankshares, Inc. ^	45,034
1,892	United Community Banks, Inc. *	31,142
4,823	Valley National Bancorp ^	46,735
1,453	ViewPoint Financial Group, Inc.	34,784
1,512	Webster Financial Corp.	44,060
1,364	WesBanco, Inc. ^	41,725
967	Westamerica Bancorporation ^	44,985
1,371	Western Alliance Bancorp *	32,767
1,035	Wintrust Financial Corp.	46,233
		2,124,822
	BEVERAGES - 0.2%
158	Boston Beer Co., Inc. *	35,038

	BIOTECHNOLOGY - 1.0%
720	Acorda Therapeutics, Inc. *	24,394
944	Cambrex Corp. *	17,634
639	Charles River Laboratories International, Inc. *	38,174
330	Ligand Pharmaceuticals, Inc. - Cl. B *	15,507
494	Myriad Genetics, Inc. * ^	19,054
3,120	PDL BioPharma, Inc.	23,306
965	Repligen Corp.	19,213
		157,282
	BUILDING MATERIALS - 1.1%
1,384	AAON, Inc.	23,542
905	Apogee Enterprises, Inc.	36,019
1,065	Boise Cascade Co. *	32,099
752	Drew Industries, Inc.	31,727
1,070	Simpson Manufacturing Co., Inc.	31,190
639	Universal Forest Products, Inc.	27,292
		181,869
	CHEMICALS - 1.8%
450	Balchem Corp.	25,457
925	HB Fuller Co.	36,723
650	Innophos Holdings, Inc.	35,808
963	Innospec, Inc.	34,572
620	Minerals Technologies, Inc.	38,260
1,620	Olin Corp.	40,905
523	Quaker Chemical Corp.	37,494
1,044	Stepan Co.	46,332
		295,551
	COMMERCIAL SERVICES - 6.7%
1,261	Aaron's, Inc.	30,668
1,795	ABM Industries, Inc.	46,114
1,923	AMN Healthcare Services, Inc. *	30,191
1,035	Bright Horizons Family Solutions, Inc. *	43,532
381	Capella Education Co.	23,851
360	Chemed Corp. ^	37,044
2,210	Convergys Corp. ^	39,382
931	Corvel Corp. *	31,701
626	Deluxe Corp.	34,530
527	Euronet Worldwide, Inc. *	25,185
1,500	ExlService Holdings, Inc. *	36,615
790	Grand Canyon Education, Inc. *	32,208
661	H&E Equipment Services, Inc. *	26,625
1,651	Healthcare Services Group, Inc. ^	47,235
705	Heartland Payment Systems, Inc. ^	33,643
1,178	HMS Holdings Corp. *	22,205
463	Huron Consulting Group, Inc. *	28,229
928	ICF International, Inc. *	28,573
1,154	Insperity, Inc. ^	31,550
1,864	Kelly Services, Inc. - Cl. A	29,209
1,010	Korn/Ferry International *	25,149
1,100	Matthews International Corp. - Cl. A	48,279
645	MAXIMUS, Inc.	25,884
892	McGrath RentCorp. ^	30,506
1,548	MoneyGram International, Inc. *	19,412
684	Monro Muffler Brake, Inc.	33,195
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	COMMERCIAL SERVICES (Continued) - 6.7%
748	Multi-Color Corp.	$ 34,019
688	On Assignment, Inc. *	18,473
384	Providence Service Corp. *	18,578
751	Rent-A-Center, Inc. ^	22,793
1,894	Resources Connection, Inc.	26,402
2,592	RPX Corp. *	35,588
1,382	TeleTech Holdings, Inc. *	33,970
1,022	TrueBlue, Inc. *	25,815
692	Weight Watchers International, Inc. ^	18,988
786	Xoom Corp.	17,253
		1,092,594
	COMPUTERS - 2.7%
872	CACI International, Inc. - Cl. A *	62,147
783	Electronics for Imaging, Inc. *	34,585
1,045	Engility Holdings, Inc. *	32,573
463	EPAM Systems, Inc. *	20,275
1,162	Insight Enterprises, Inc. *	26,296
632	j2 Global, Inc. ^	31,196
1,012	Manhattan Associates, Inc. *	33,821
567	MTS Systems Corp.	38,703
670	Netscout Systems, Inc. *	30,686
682	Science Applications International Corp.	30,165
741	Super Micro Computer, Inc. *	21,800
2,136	Sykes Enterprises, Inc. *	42,677
937	Virtusa Corp. * ^	33,320
		438,244
	DISTRIBUTION/WHOLESALE - 1.0%
805	Core-Mark Holding Co., Inc.	42,697
200	MWI Veterinary Supply, Inc. *	29,680
1,431	Owens & Minor, Inc. ^	46,851
1,046	United Stationers, Inc.	39,298
		158,526
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
4,408	BGC Partners, Inc.	32,751
906	Cohen & Steers, Inc. ^	34,827
291	Credit Acceptance Corp.	36,686
680	Ellie Mae, Inc. * ^	22,168
977	Encore Capital Group, Inc. * ^	43,291
571	Evercore Partners, Inc. - Cl. A	26,837
591	Financial Engines, Inc. ^	20,221
331	GAMCO Investors, Inc.	23,415
611	Greenhill & Co., Inc.	28,405
1,386	Interactive Brokers Group, Inc. - Cl. A	34,581
2,493	Janus Capital Group, Inc. ^	36,248
1,921	Manning & Napier, Inc.	32,254
540	MarketAxess Holdings, Inc.	33,404
791	Nelnet, Inc. - Cl. A	34,084
478	Outerwall, Inc. * ^	26,816
2,183	PennyMac Financial Services, Inc.	31,981
572	Piper Jaffray Cos.	29,881
515	Portfolio Recovery Associates, Inc. * ^	26,898
163	Virtus Investment Partners, Inc. * ^	28,313
422	WageWorks, Inc. *	19,214
1,570	WisdomTree Investments, Inc. * ^	17,867
		620,142
	ELECTRIC - 4.1%
1,360	ALLETE, Inc.	60,370
1,833	Avista Corp. ^	55,961
1,002	Black Hills Corp.	47,976
1,327	El Paso Electric Co.	48,502
2,627	Empire District Electric Co. ^	63,442
2,068	Hawaiian Electric Industries, Inc. ^	54,905
1,051	IDACORP, Inc.	56,344
1,376	MGE Energy, Inc.	51,270
1,288	NorthWestern Corp.	58,424
1,335	Ormat Technologies, Inc.	35,070
1,638	Otter Tail Corp.	43,685
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	ELECTRIC (Continued) - 4.1%
1,718	PNM Resources, Inc.	$ 42,795
1,361	UIL Holdings Corp.	48,179
		666,923
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
714	Encore Wire Corp.	26,482
546	EnerSys	32,017
450	Littelfuse, Inc.	38,331
612	Powell Industries, Inc.	25,006
575	Universal Display Corp. *	18,768
		140,604
	ELECTRONICS - 3.3%
3,521	AVX Corp.	46,759
666	Badger Meter, Inc. ^	33,600
1,710	Benchmark Electronics, Inc. *	37,979
584	Coherent, Inc. *	35,840
391	FARO Technologies, Inc. *	19,843
2,615	II-VI, Inc. *	30,779
561	Methode Electronics, Inc. - Cl. A	20,684
1,809	Newport Corp. *	32,055
528	OSI Systems, Inc. *	33,517
931	Plexus Corp. *	34,382
1,388	Rofin-Sinar Technologies, Inc. * ^	32,007
642	Rogers Corp. *	35,156
1,153	Sanmina Corp. *	24,052
949	Taser International, Inc. *	14,653
604	Tech Data Corp. *	35,551
2,662	Vishay Intertechnology, Inc. ^	38,040
633	Watts Water Technologies, Inc. - Cl. A	36,872
		541,769
	ENERGY-ALTERNATE SOURCES - 0.3%
1,545	FutureFuel Corp.	18,370
555	Green Plains Renewable Energy, Inc.	20,751
187	REX American Resources Corp. *	13,629
		52,750
	ENGINEERING & CONSTRUCTION - 1.3%
1,198	Aegion Corp. - Cl. A *	26,655
800	Argan, Inc.	26,704
2,071	Comfort Systems USA, Inc.	28,062
1,061	EMCOR Group, Inc.	42,398
552	Exponent, Inc.	39,126
891	MasTec, Inc.	27,282
927	Tutor Perini Corp. *	24,473
		214,700
	ENTERTAINMENT - 0.4%
766	Marriott Vacations Worldwide Corp.	48,572
627	Multimedia Games Holding Co., Inc. *	22,578
		71,150
	ENVIRONMENTAL CONTROL - 0.6%
1,802	Calgon Carbon Corp. *	34,923
642	MSA Safety, Inc.	31,715
709	US Ecology, Inc. ^	33,153
		99,791
	FOOD - 1.7%
780	Calavo Growers, Inc.	35,209
731	Fresh Market, Inc. * ^	25,534
462	J&J Snack Foods Corp.	43,225
365	Sanderson Farms, Inc. ^	32,102
1,488	Snyders-Lance, Inc.	39,432
1,439	SpartanNash Co.	27,989
2,808	SUPERVALU, Inc. *	25,104
1,828	Tootsie Roll Industries, Inc. ^	51,166
		279,761
	FOREST PRODUCTS & PAPER - 1.0%
480	Clearwater Paper Corp.	28,853
583	Deltic Timber Corp. ^	36,333
778	KapStone Paper and Packaging Corp.	21,761
736	Neenah Paper, Inc.	39,361
1,521	PH Glatfelter Co.	33,386
		159,694
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	GAS - 0.3%
1,191	Chesapeake Utilities Corp.	$ 49,617

	HAND/MACHINE TOOLS - 0.2%
930	Franklin Electric Co., Inc.	32,308

	HEALTHCARE PRODUCTS - 2.4%
636	Abaxis, Inc. *	32,252
979	Cantel Medical Corp.	33,658
836	CONMED Corp.	30,798
667	Cyberonics, Inc. *	34,124
1,264	Globus Medical, Inc. *	24,863
976	Greatbatch, Inc. *	41,587
852	Hanger, Inc. *	17,483
634	ICU Medical, Inc. *	40,690
1,391	Luminex Corp. *	27,125
1,279	Masimo Corp. * ^	27,217
1,953	Meridian Bioscience, Inc. ^	34,549
832	Natus Medical, Inc. *	24,552
715	Thoratec Corp. *	19,112
		388,010
	HEALTHCARE SERVICES - 1.3%
498	Air Methods Corp. * ^	27,664
646	Amsung Corp. *	32,332
849	Bio-Reference Laboratories, Inc. * ^	23,823
914	Ensign Group, Inc.	31,807
610	IPC The Hospitalist Co., Inc. *	27,322
901	Magellan Health Services, Inc. *	49,312
2,142	Select Medical Holdings Corp.	25,768
		218,028
	HOME COMPANIES-DIVERS - 0.3%
2,332	National Bank Holdings Corp. - Cl. A ^	44,588

	HOME BUILDERS - 1.9%
419	Cavco Industries, Inc. *	28,492
1,247	M/I Homes, Inc. * ^	24,716
1,280	MDC Holdings, Inc. ^	32,410
819	Meritage Homes Corp. *	29,074
839	Ryland Group, Inc.	27,888
4,661	Standard Pacific Corp. *	34,911
1,497	Taylor Morrison Home Corp. *	24,281
740	Thor Industries, Inc.	38,110
2,069	TRI Pointe Homes, Inc. *	26,773
1,113	William Lyon Homes *	24,597
1,169	Winnebago Industries, Inc. *	25,449
		316,701
	HOME FURNISHINGS - 1.3%
679	American Woodmark Corp.	25,028
1,728	Daktronics, Inc.	21,237
1,147	Ethan Allen Interiors, Inc. ^	26,152
550	iRobot Corp.	16,747
1,505	Kimball International, Inc. - Cl. B	22,650
1,312	La-Z-Boy, Inc.	25,964
1,036	Select Comfort Corp. *	21,673
2,664	TiVo, Inc. *	34,086
418	Universal Electronics, Inc. *	20,637
		214,174
	HOUSEHOLD PRODUCTS - 0.4%
1,587	Tumi Holdings, Inc. *	32,295
605	WD-40 Co.	41,116
		73,411
	INSURANCE - 3.6%
1,000	FBL Financial Group, Inc.	44,700
802	Hanover Insurance Group, Inc.	49,259
1,590	Hilltop Holdings, Inc. *	31,880
1,760	Horace Mann Educators Corp.	50,178
1,257	Kemper Corp.	42,927
157	National Western Life Insurance Co.	38,781
827	Navigators Group, Inc. *	50,860
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	INSURANCE (Continued) - 3.6%
804	Primerica, Inc.	$ 38,769
1,511	ProAssurance Corp.	66,590
1,225	RLI Corp.	53,030
1,893	Selective Insurance Group, Inc.	41,911
601	StanCorp Financial Group, Inc. ^	37,971
1,990	Symetra Financial Corp.	46,427
		593,283
	INTERNET - 1.6%
948	Cogent Communications Holdings, Inc.	31,862
605	Constant Contact, Inc.	16,418
952	Conversant, Inc. * ^	32,606
815	HealthStream, Inc. *	19,568
1,508	NIC, Inc.	25,968
1,460	Perficient, Inc. *	21,885
2,549	Sapient Corp. *	35,686
248	Shutterstock, Inc. *	17,702
410	SPS Commerce, Inc. *	21,792
945	VASCO Data Security International, Inc. *	17,747
507	WebMD Health Corp. * ^	21,198
		262,432
	INVESTMENT COMPANIES - 1.5%
5,958	Apollo Investment Corp.	48,677
7,469	Fifth Street Finance Corp.	68,565
2,980	Golub Capital BDC, Inc. ^	47,531
2,370	Hercules Technology Growth Capital, Inc. ^	34,270
1,417	Main Street Capital Corp.	43,417
		242,460
	IRON/STEEL - 0.5%
892	Carpenter Technology Corp.	40,274
2,154	Commercial Metals Co.	36,769
		77,043
	LEISURE TIME - 0.5%
2,057	Fox Factory Holding Corp.	31,882
1,247	Interval Leisure Group, Inc.	23,755
454	Life Time Fitness, Inc. *	22,900
		78,537
	MACHINERY-CONSTRUCTION & MINING - 0.3%
899	Astec Industries, Inc.	32,787
347	Hyster-Yale Materials Handling, Inc. - Cl. A	24,852
		57,639
	MACHINERY-DIVERSIFIED - 1.4%
557	Alamo Group, Inc.	22,837
1,097	Altra Industrial Motion Corp.	31,989
866	Applied Industrial Technologies, Inc.	39,533
441	Chart Industries, Inc. * ^	26,958
172	DXP Enterprises, Inc. *	12,673
799	Gorman-Rupp Co.	24,002
525	Lindsay Corp. ^	39,244
483	Tennant Co.	32,404
		229,640
	MEDIA - 0.4%
1,940	Gray Television, Inc. *	15,287
855	Meredith Corp. ^	36,594
753	Sinclair Broadcast Group, Inc. ^	19,646
		71,527
	METAL FABRICATE & HARDWARE - 1.2%
417	CIRCOR International, Inc.	28,077
1,447	Mueller Industries, Inc.	41,297
2,915	Mueller Water Products, Inc.	24,136
695	RBC Bearings, Inc. *	39,407
744	Sun Hydraulics Corp.	27,967
873	Worthington Industries, Inc.	32,493
		193,377
	MINING - 0.5%
745	Kaiser Aluminum Corp.	56,784
876	Materion Corp.	26,867
		83,651
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.7%
283	American Railcar Industries, Inc. ^	$ 20,919
622	AZZ, Inc.	25,981
1,163	Barnes Group, Inc.	35,297
451	EnPro Industries, Inc. *	27,299
1,932	Federal Signal Corp.	25,580
1,362	Hillenbrand, Inc.	42,072
740	LSB Industries, Inc. *	26,425
1,449	Myers Industries, Inc.	25,560
583	Park-Ohio Holdings Corp. *	27,902
339	Proto Labs, Inc. * ^	23,391
1,036	Raven Industries, Inc.	25,278
2,322	Smith & Wesson Holding Corp. * ^	21,920
421	Standex International Corp.	31,213
573	Sturm Ruger & Co., Inc. ^	27,899
1,451	Tredegar Corp.	26,713
1,069	TriMas Corp.	26,009
		439,458
	OFFICE FURNISHINGS - 0.7%
855	HNI Corp.	30,771
1,791	Interface, Inc.	28,907
1,744	Knoll, Inc.	30,189
1,985	Steelcase, Inc.	32,137
		122,004
	OIL & GAS - 1.1%
3,470	Abraxas Petroleum Corp.	18,322
1,431	Approach Resources, Inc.	20,750
369	Bonanza Creek Energy, Inc. *	20,996
888	Matador Resources Co. *	22,955
779	Murphy USA, Inc. *	41,334
682	Stone Energy Corp. *	21,388
1,510	Synergy Resources Corp. * ^	18,407
1,820	Triangle Petroleum Corp. *	20,038
		184,190
	OIL & GAS SERVICES - 1.9%
1,091	C&J Energy Services, Inc. *	33,330
250	CARBO Ceramics, Inc. ^	14,808
1,093	Flotek Industries, Inc. * ^	28,495
910	Gulfmark Offshore, Inc.	28,529
1,309	Helix Energy Solutions Group, Inc. *	28,877
740	Hornbeck Offshore Services, Inc. *	24,220
788	Matrix Service Co. *	19,007
1,407	MRC Global, Inc. *	32,811
2,204	Newpark Resources, Inc. *	27,418
644	SEACOR Holdings, Inc. * ^	48,171
1,390	Tesco Corp. *	27,592
		313,258
	PACKAGING & CONTAINERS - 0.5%
1,660	Berry Plastics Group, Inc. *	41,898
1,074	Greif, Inc. - Cl. A*	47,052
		88,950
	PHARMACEUTICALS - 0.8%
355	Anika Therapeutics, Inc. *	13,014
1,060	Depomed, Inc.	16,101
349	Insys Therapeutics, Inc. ^	13,534
631	Neogen Corp. *	24,925
731	Prestige Brands Holdings, Inc. *	23,662
826	Sagent Pharmaceuticals, Inc. *	25,689
268	USANA Health Sciences, Inc. - Cl. A* ^	19,741
		136,666
	PIPELINES - 0.2%
1,031	Primoris Services Corp.	27,672

	REAL ESTATE - 0.5%
810	Alexander & Baldwin, Inc.	29,136
817	HFF, Inc. - Cl. A *	23,652
1,566	St. Joe Co.	31,210
		83,998
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	RETAIL - 8.3%
1,804	American Eagle Outfitters, Inc.	$ 26,194
671	ANN, Inc. *	27,598
487	Asbury Automotive Group, Inc. *	31,373
2,073	Ascena Retail Group, Inc. * ^	27,571
579	BJ's Restaurants, Inc. *	20,838
1,166	Bloomin' Brands, Inc. *	21,384
995	Brown Shoe, Co., Inc.	26,994
791	Buckle, Inc.	35,903
174	Buffalo Wild Wings, Inc. *	23,363
654	Casey's General Stores, Inc.	46,892
632	Cash America International, Inc.	27,682
804	Cato Corp. - Cl. A ^	27,706
1,083	Cheesecake Factory, Inc.	49,277
334	Conn's, Inc. * ^	10,110
485	Cracker Barrel Old Country Store, Inc.	50,047
978	CST Brands, Inc.	35,159
4,610	Denny's Corp. *	32,408
538	DineEquity, Inc. ^	43,895
629	DSW, Inc.	18,939
1,272	Express, Inc. *	19,856
1,219	Finish Line, Inc.	30,512
623	First Cash Financial Services, Inc. *	34,876
602	Five Below, Inc. * ^	23,845
1,207	Francesca's Holdings Corp. *	16,814
479	Genesco, Inc. *	35,805
526	Group 1 Automotive, Inc.	38,245
831	Hibbett Sports, Inc. * ^	35,426
1,461	Krispy Kreme Doughnuts, Inc. *	25,071
314	Lithia Motors, Inc. - Cl. A	23,767
371	Lumber Liquidators Holdings, Inc. *	21,288
385	Mattress Firm Holding Corp. *	23,123
783	Movado Group, Inc.	25,886
1,002	Noodles & Co. * ^	19,228
331	Nu Skin Enterprises, Inc.	14,905
978	Papa John's International, Inc.	39,110
1,608	Pier 1 Imports, Inc.	19,119
789	Popeyes Louisiana Kitchen, Inc. *	31,955
311	PriceSmart, Inc.	26,634
397	Red Robin Gourmet Burgers, Inc. *	22,589
1,106	Rush Enterprises, Inc. - Cl. A *	36,996
1,494	Sonic Automotive, Inc. - Cl. A	36,618
1,336	Sonic Corp. *	29,873
1,549	Texas Roadhouse, Inc. - Cl. A	43,124
1,690	Tile Shop Holdings, Inc. * ^	15,633
1,423	Vera Bradley, Inc. * ^	29,428
697	Vitamin Shoppe, Inc. *	30,940
864	Zumiez, Inc. *	24,278
		1,358,277
	SAVINGS & LOANS - 1.9%
3,276	Astoria Financial Corp. ^	40,590
3,246	Beneficial Mutual Bancorp, Inc. *	41,484
291	BofI Holding, Inc. *	21,159
6,075	Capitol Federal Financial, Inc.	71,807
2,301	EverBank Financial Corp.	40,636
4,118	Northwest Bancshares, Inc.	49,828
2,483	Provident Financial Services, Inc.	40,647
		306,151
	SEMICONDUCTORS - 2.3%
502	Ambarella, Inc. * ^	21,922
2,787	Amkor Technology, Inc. *	23,439
3,001	Brooks Automation, Inc.	31,541
821	Cabot Microelectronics Corp. *	34,030
1,234	Cirrus Logic, Inc. *	25,729
1,312	Diodes, Inc. *	31,383
3,071	Lattice Semiconductor Corp. *	23,033

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	SEMICONDUCTORS (Continued) - 2.3%
2,734	Mircel, Inc.	$ 32,890
1,277	MKS Instruments, Inc.	42,626
838	Monolithic Power Systems, Inc. *	36,914
802	OmniVision Technologies, Inc. *	21,221
377	Power Integrations, Inc.	20,324
670	Silicon Laboratories, Inc. *	27,229
		372,281
	SOFTWARE - 2.9%
963	Blackbaud, Inc.	37,836
296	CommVault Systems, Inc. *	14,918
439	Computer Programs & Systems, Inc.	25,238
3,971	CompuWare Corp.	42,132
1,395	CSG Systems International, Inc.	36,661
1,467	Ebix, Inc. ^	20,802
541	Envestnet, Inc. *	24,345
611	Fair Isaac Corp.	33,666
1,150	MedAssets, Inc. *	23,828
1,192	Monotype Imaging Holdings, Inc.	33,757
1,349	Omnicell, Inc. *	36,868
1,544	PDF Solutions, Inc. *	19,470
1,101	Pegasystems, Inc.	21,040
1,502	Progress Software Corp. *	35,913
481	Synchronoss Technologies, Inc. * ^	22,020
334	SYNNEX Corp. *	21,586
320	Tyler Technologies, Inc. *	28,288
		478,368
	STORAGE/WAREHOUSING - 0.2%
1,849	Wesco Aircraft Holdings, Inc. *	32,173

	TELECOMMUNICATIONS - 2.7%
1,303	ADTRAN, Inc.	26,751
407	Anixter International, Inc.	34,530
704	Atlantic Tele-Network, Inc.	37,946
784	CalAmp Corp. *	13,814
878	Comtech Telecommunications Corp.	32,618
1,614	Consolidated Communications Holdings, Inc. ^	40,431
1,132	Finisar Corp. *	18,825
2,308	Iridium Communications, Inc. *	20,426
1,102	NETGEAR, Inc. *	34,438
794	NeuStar, Inc. - Cl. A * ^	19,715
859	Plantronics, Inc.	41,043
544	RigNet, Inc. *	22,005
1,362	Ruckus Wireless, Inc. *	18,196
947	Shenandoah Telecommunications Co.	23,495
5,223	Vonage Holdings Corp. *	17,131
1,260	West Corp.	37,120
		438,484
	TEXTILES - 0.4%
618	G&K Services, Inc. - Cl. A	34,225
367	UniFirst Corp.	35,449
		69,674
	TRANSPORTATION - 3.1%
760	Atlas Air Worldwide Holdings, Inc. *	25,095
583	Bristow Group, Inc.	39,178
731	Con-way, Inc.	34,723
1,193	Echo Global Logistics, Inc. *	28,095
1,045	Forward Air Corp.	46,847
1,517	Heartland Express, Inc. ^	36,347
862	Hub Group, Inc. - Cl. A *	34,937
1,496	Knight Transportation, Inc.	40,975
1,472	Marten Transport Ltd.	26,216
1,163	Matson, Inc.	29,110
1,036	Roadrunner Transportation Systems, Inc. *	23,610
606	Saia, Inc. *	30,033
1,100	Swift Transportation Co. *	23,078
835	Tidewater, Inc.	32,590
2,142	Werner Enterprises, Inc.	53,978
		504,812

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	TRUCKING & LEASING - 0.3%
500	GATX Corp.	$ 29,185
699	TAL International Group, Inc. ^	28,834
		58,019
	WATER - 0.2%
1,317	American States Water Co.	40,063

	TOTAL COMMON STOCK (Cost - $16,172,063)	16,066,003

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
330,361	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **	330,361
	TOTAL SHORT-TERM INVESTMENTS (Cost - $330,361)

COLLATERAL FOR SECURITIES LOANED - 13.0%
2,132,788	Mount Vernon Securities Lending Prime Portfolio		2,132,788
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,132,788)

	TOTAL INVESTMENTS - 112.9% (Cost- $18,635,212) (a)		$ 18,529,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9) %		(2,116,523)
	NET ASSETS - 100.0%		$ 16,412,629

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $2,029,295.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,637,359 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 740,887
	Unrealized depreciation		(849,094)
	Net unrealized depreciation		$ (108,207)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
3	Russell Mini Future, Mar 2014	$ 328,980	$ (12,360)
TOTAL LONG FUTURES CONTRACTS

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	COMMON STOCK - 98.5%
	ADVERTISING - 0.6%
1,936	JCDecaux SA	$ 61,112
919	Publicis Groupe SA	63,102
3,467	WPP PLC	69,710
		193,924
	AEROSPACE/DEFENSE - 1.0%
979	Airbus Group	61,596
10,000	IHI Corp.	51,792
1,068	Safran SA	69,300
1,376	Thales SA	73,290
2,207	Zodiac Aerospace	70,391
		326,369
	AGRICULTURE - 0.6%
1,485	British American Tobacco PLC	83,844
1,678	Imperial Tobacco Group PLC	72,484
1,835	Japan Tabacco, Inc.	59,683
		216,011
	AIRLINES - 0.7%
35,000	Cathay Pacific Ariways Ltd.	64,453
2,600	Japan Airlines Co. Ltd.	71,122
13,000	Singapore Airlines Ltd.	100,314
		235,889
	APPAREL - 1.1%
2,722	Burberry Group PLC	66,691
416	Christian Dior SA	69,716
275	Hermes International	82,223
400	LVMH Moet Hennessy Louis Vuitton SA	65,014
545	Michael Kors Holdings Ltd.	38,908
7,152	Prada SpA	43,426
		365,978
	AUTO MANUFACTURERS - 2.7%
605	Bayerische Motoren Werke AG	64,960
22,000	Brilliance China Automotive Holdings Ltd.	38,417
3,553	Daihatsu Motor Co. Ltd.	56,404
723	Daimler AG	55,451
1,963	Fuji Heavy Industries Ltd.	64,902
3,236	Hino Motors Ltd.	45,263
1,902	Honda Motor Co. Ltd.	65,903
3,659	Isuzu Motors Ltd.	51,721
1,900	Mazda Motor Corp.	47,626
4,200	Mitsubishi Motors Corp.	50,973
7,443	Nissan Motor Co. Ltd.	72,550
588	Renault SA	42,587
1,671	Suzuki Motor Corp.	55,393
1,261	Toyota Motor Corp.	74,312
313	Volkswagen AG	64,946
5,316	Volvo AB	57,825
		909,233
	AUTO PARTS & EQUIPMENT - 2.2%
1,590	Aisin Seiki Co. Ltd.	57,340
890	Autoliv, Inc. ^	81,809
1,787	Bridgestone Corp.	59,018
637	Cie Generale des Etablissements Michelin	60,078
256	Continental AG	48,705
1,101	Delphi Automotive PLC	67,535
1,261	Denso Corp.	58,123
10,673	GKN PLC	55,242
700	Magna International, Inc.	66,562
2,000	NGK Insulators Ltd.	47,634
3,404	Pirelli & C. SpA	47,116
3,304	Sumitomo Electric Industries Ltd.	48,820
1,205	Toyota Industries Corp.	58,234
		756,216
	BANKS - 9.7%
3,079	Australia & New Zealand Banking Group Ltd.	83,321
14,280	Banco de Sabadell SA	42,272
6,025	Banco Popular Espanol SA	36,881
7,099	Banco Santander SA	68,235
15,580	Bank Hapoalim BM	87,836
18,800	Bank of East Asia Ltd.	76,141
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	BANKS (Continued) - 9.7%
1,900	Bank of Montreal	$ 140,099
2,000	Bank of Nova Scotia	123,929
10,418	Bank of Yokohama Ltd.	57,300
22,364	Bankia SA *	41,744
5,464	Bankinter SA	46,344
25,000	BOC Hong Kong Holdings Ltd.	79,681
8,286	CaixaBank SA	50,449
1,300	Canadian Imperial Bank of Commerce	116,976
2,606	Commerzbank AG *	38,967
1,455	Commonwealth Bank of Australia	95,875
3,266	Credit Agricole SA	49,269
2,626	Danske Bank A/S	71,367
8,616	DBS Group Holdings Ltd.	124,456
3,893	DNB ASA	72,914
7,500	Hang Seng Bank Ltd.	120,440
8,959	HSBC Holdings PLC	90,954
9,897	Mitsubishi UFJ Financial Group, Inc.	55,969
38,345	Mizuho Financial Group, Inc.	68,494
3,068	National Australia Bank Ltd.	87,374
2,400	National Bank of Canada	109,555
7,186	Natixis SA	49,442
5,392	Nordea Bank AB	70,203
16,769	Oversea-Chinese Banking Corp. Ltd.	128,082
1,196	Raiffeisen Bank International AG	26,010
10,690	Resona Holdings, Inc.	60,278
1,800	Royal Bank of Canada	128,942
5,779	Skandinaviska Enskilda Banken AB	77,245
998	Societe Generale SA	50,944
3,803	Standard Chartered PLC	70,330
1,439	Sumitomo Mitsui Financial Group, Inc.	58,665
11,024	Sumitomo Mitsui Trust Holdings, Inc.	45,887
1,679	Svenska Handelsbanken AB	79,037
2,735	Swedbank AB	68,905
2,600	Toronto-Dominion Bank	128,546
4,170	UBS AG	72,685
4,753	United Overseas Bank Ltd.	83,491
2,858	Westpac Banking Corp.	80,392
		3,315,926
	BEVERAGES - 1.9%
771	Anheuser-Busch InBev NV	85,802
1,900	Asahi Group Holdings Ltd.	54,971
2,647	Diageo PLC	76,614
1,205	Heineken Holding NV	79,696
970	Heineken NV	72,570
4,800	Kirin Holdings Co. Ltd.	63,748
715	Pernod Ricard SA	80,943
1,280	SABMiller PLC	71,149
2,100	Suntory Beverage & Food Ltd.	74,487
		659,980
	BIOTECHNOLOGY - 0.2%
1,321	CSL Ltd.	85,751

	BUILDING MATERIALS - 0.9%
1,150	Cie de St-Gobain	52,625
700	Daikin Industries Ltd.	43,391
259	Geberit AG	83,678
864	Holcim Ltd.	62,960
19	Sika AG	65,838
		308,492
	CHEMICALS - 3.8%
1,100	Agrium, Inc.	97,966
704	Air Liquide SA	85,859
836	Akzo Nobel NV	57,276
7,390	Asahi Kasei Corp.	59,999
747	BASF SE	68,518
1,350	Brenntag AG	66,338
174	EMS-Chemie Holding AG	72,318
2,040	Evonik Industries AG	70,694
53	Givaudan SA	84,729
8,894	Israel Chemicals Ltd.	63,975
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	CHEMICALS (Continued) - 3.8%
1,340	Johnson Matthey PLC	$ 63,424
442	Linde AG	84,930
971	Nitto Denko Corp.	53,256
1,522	Novozymes A/S - Cl. B	66,021
2,500	Potash Corp of Saskatchewan, Inc.	86,725
1,094	Shin-Etsu Chemical Co. Ltd.	71,504
244	Syngenta AG	77,683
1,181	Yara International ASA	59,317
		1,290,532
	COMMERCIAL SERVICES - 3.4%
3,971	Abertis Infraestructuras SA	78,434
773	Adecco SA	52,447
2,363	Aggreko PLC	59,313
2,616	Ashtead Group PLC	44,242
2,148	Atlantia SpA	53,033
3,978	Babcock International Group PLC	70,438
9,837	Brambles Ltd.	81,961
3,192	Bunzl PLC	83,331
2,629	Bureau Veritas SA	58,086
4,006	Capita PLC	75,610
6,000	Dai Nippon Printing Co. Ltd.	60,153
4,094	Experian PLC	65,289
1,708	Intertek Group PLC	72,589
1,024	Randstad Holding NV	47,668
1,100	Secom Co. Ltd.	65,527
42	SGS SA	87,050
1,026	Sodexo	100,394
		1,155,565
	COMPUTERS - 1.1%
1,113	Accenture PLC	90,509
813	AtoS	58,904
871	Cap Gemini SA	62,512
1,600	CGI Group, Inc. *	54,159
555	Gemalto NV	50,942
841	Seagate Technology PLC	48,164
		365,190
	COSMETICS - 0.9%
1,084	Beiersdorf AG	90,545
1,562	Kao Corp.	60,909
534	L'Oreal SA	84,771
2,700	Unicharm Corp.	61,561
		297,786
	DISTRIBUTION/WHOLESALE - 1.7%
5,885	ITOCHU Corp.	71,906
1,423	Jardine Cycle & Carriage Ltd.	47,883
34,000	Li & Fung Ltd.	38,618
11,597	Marubeni Corp.	79,393
3,140	Mitsubishi Corp.	64,306
4,373	Mitsui & Co. Ltd.	68,962
5,946	Sumitomo Corp.	65,630
2,109	Toyota Tsusho Corp.	51,384
1,484	Wolseley PLC	78,012
		566,094
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
6,673	Aberdeen Asset Management PLC	43,335
1,112	AerCap Holdings NV	45,481
2,600	CI Financial Corp.	78,542
6,000	Daiwa Securities Group, Inc.	47,537
968	Deutsche Boerse AG	65,195
2,161	Hargreaves Lansdown PLC	33,113
2,671	Hong Kong Exchanges and Clearing Ltd.	57,477
2,100	IGM Financial, Inc.	90,733
7,032	Investec PLC	59,292
1,454	Julius Baer Group Ltd.	65,185
2,121	London Stock Exchange Group PLC	64,244
1,486	Macquarie Group Ltd.	74,899
8,650	Nomura Holdings, Inc.	51,567
22,313	Old Mutual PLC	65,740
3,369	ORIX Corp. *	46,478
1,580	Schroders PLC	61,257
		950,075
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	ELECTRIC - 2.6%
7,281	AGL Energy Ltd.	$ 86,281
16,000	China Resources Power Holdings Co. Ltd.	43,166
13,000	CLP Holdings Ltd.	104,381
13,259	EDP - Energias de Portugal SA	57,853
1,891	Electricite de France	62,020
1,993	Endesa SA *	78,743
9,757	Enel SpA	51,778
2,839	Fortum OYJ	69,233
14,865	Iberdrola SA	106,443
9,000	Power Assets Holdings Ltd.	79,566
851	Red Electrica Corp SA	73,683
15,635	Terna Rete Elettrica Nazionale SpA	78,626
		891,773

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
6,739	Hitachi Ltd.	51,463
1,336	Legrand SA	69,506
800	Nidec Corp.	54,126
745	Schneider Electric SE	57,204
		232,299
	ELECTRONICS - 1.9%
1,050	Garmin Ltd.	54,589
1,761	Hoya Corp.	59,155
72	Keyence Corp.	31,293
2,259	Koninklijke Philips NV	72,078
1,230	Kyocera Corp.	57,322
500	Murata Manufacturing Co. Ltd.	56,852
900	Omron Corp.	40,868
1,669	Sensata Technologies Holding NV	74,321
1,217	TE Connectivity Ltd.	67,288
13,000	Toshiba Corp.	60,241
2,051	Tyco International Ltd.	91,413
		665,420
	ENERGY-ALTERNATE SOURCES - 0.2%
25,670	Enel Green Power SpA	65,680

	ENGINEERING & CONSTRUCTION - 2.3%
3,365	ABB Ltd.	75,623
1,562	ACS Actividades de Construccion y Servicios SA	60,008
751	Aeroports de Paris	89,883
11,000	Cheung Kong Infrastructure Holdings Ltd.	77,202
3,887	Ferrovial SA	75,376
1,628	JGC Corp.	44,445
22,913	SembCorp Industries Ltd.	93,075
40,541	Singapore Technologies Engineering Ltd.	116,040
3,663	Skanska AB	75,829
1,151	Vinci SA	66,873
		774,354
	ENTERTAINMENT - 0.5%
99,246	Genting Singapore PLC	88,724
440	Oriental Land Co. Ltd.	83,190
		171,914
	FOOD - 4.1%
4,000	Ajinomoto Co., Inc.	66,563
900	Aryzta AG	77,542
1,359	Associated British Foods PLC	59,035
1,986	Carrefour SA	61,349
589	Casino Guichard Perrachon SA	63,428
1	Chocoladefabriken Lindt & Sprungli AG	59,306
1,662	Colruyt SA	73,222
10,800	Dairy Farm International Holdings Ltd.	102,924
1,175	Danone SA	78,647
11,620	J Sainsbury PLC	47,387
3,969	Jeronimo Martins SGPS SA	43,699
4,519	Koninklijke Ahold NV	73,164
1,557	Nestle SA	114,437
3,600	Saputo, Inc.	100,893
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	FOOD (Continued) - 4.1%
1,626	Seven & I Holdings Co. Ltd.	$ 63,071
2,187	Unilever PLC	91,670
40,022	Wilmar International Ltd.	96,979
2,918	Woolworths Ltd.	87,443
1,017	Yakult Honsha Co Ltd.	53,414
		1,414,173
	FOOD SERVICE - 0.2%
5,348	Compass Group PLC	86,414

	FOREST PRODUCTS - 0.5%
3,200	Mondi PLC	52,459
2,900	Svenska Cellulosa AB SCA	69,202
3,373	UPM-Kymmene OYJ	48,178
		169,839
	GAS - 2.4%
5,000	Beijing Enterprises Holdings Ltd.	42,851
3,000	Canadian Utilities Ltd.	104,983
16,708	Centrica PLC	83,389
22,000	China Gas Holdings Ltd.	36,491
2,264	Enagas SA	72,995
2,611	Gas Natural SDG SA	76,863
39,300	Hong Kong & China Gas Co. Ltd.	85,227
900	Keyera Corp.	72,642
6,661	National Grid PLC	95,911
14,113	Snam SpA	78,066
12,087	Tokyo Gas Co. Ltd.	67,946
		817,364
	HAND/MACHINE TOOLS - 0.7%
813	Makita Corp.	45,962
5,527	Sandvik AB	62,381
663	Schindler Holding AG	89,898
198	SMC Corp.	54,614
		252,855
	HEALTHCARE PRODUCTS - 0.9%
562	Covidien PLC	48,619
709	Essilor International SA	77,846
1,306	Luxottica Group SpA	67,986
3,977	Smith & Nephew PLC	67,066
1,200	Sysmex Corp.	48,254
		309,771
	HEALTHCARE SERVICES - 0.6%
1,107	Fresenius Medical Care AG & Co. KGaA	77,311
1,567	Fresenius SE & Co. KGaA	77,566
1,307	Ramsay Health Care Ltd.	57,297
		212,174
	HOLDINGS COMPANIES - 1.9%
115	Bollore SA	65,326
16,336	China Merchants Holdings International Co. Ltd.	50,489
1,368	GEA Group AG	59,682
5,000	Hutchison Whampoa Ltd	60,526
1,200	Jardine Matheson Holdings Ltd.	71,520
1,500	Jardine Strategic Holdings Ltd.	52,275
13,838	Keppel Corp. Ltd.	113,942
45,000	Noble Group Ltd.	45,875
6,500	Swire Pacific Ltd.	83,706
7,000	Wharf Holdings Ltd.	49,760
		653,101
	HOME BUILDERS - 0.3%
3,200	Daiwa House Industry Co. Ltd.	57,409
5,149	Sekisui House Ltd.	60,659
		118,068
	HOME FURNISHINGS - 0.1%
13,000	Haier Electronics Group Co. Ltd.	34,068

	HOUSEHOLD PRODUCTS - 0.2%
955	Reckitt Benckiser Group PLC	82,846
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	INSURANCE - 7.6%
1,180	Admiral Group PLC	$ 123,747
7,844	Aegon NV	64,707
1,712	Ageas	56,830
13,000	AIA Group Ltd.	67,216
453	Allianz SE	73,428
12,458	AMP Ltd.	59,532
880	Aon PLC	77,150
3,517	Assicurazioni Generali SpA	73,997
7,033	Aviva PLC	59,700
2,603	AXA SA	64,136
3,427	CNP Assurances	64,530
3,100	Dai-ichi Life Insurance Co Ltd.	46,018
14,486	Direct Line Insurance Group PLC	69,105
3,113	Gjensidige Forsikring ASA	65,866
3,900	Great-West Lifeco, Inc.	112,370
1,078	Hannover Rueckversicherung SE	87,157
15,027	Insurance Australia Group Ltd.	80,488
1,500	Intact Financial Corp.	97,294
17,923	Legal & General Group PLC	66,523
3,800	Manulife Financial Corp.	73,219
17,677	Mapfre SA	62,597
433	Muenchener Rueckversicherungs AG	85,607
3,700	Power Corp. of Canada	102,868
3,400	Power Financial Corp.	104,199
3,103	Prudential PLC	69,234
7,761	RSA Insurance Group PLC	60,972
1,784	Sampo Oyj	86,516
10,375	Standard Life PLC	69,715
295	Swiss Life Holding AG	70,432
904	Swiss Re AG	72,023
3,600	T&D Holdings, Inc.	46,235
2,213	Talanx AG	73,335
1,900	Tokio Marine Holdings, Inc.	58,947
13,566	UnipolSai SpA	38,377
341	Zurich Insurance Group AG	101,608
		2,585,678
	INTERNET - 0.5%
178	Iliad SA	37,676
3,400	Rakuten, Inc.	39,156
1,049	United Internet AG	44,638
9,400	Yahoo Japan Corp.	35,742
979	Yandex NV	27,211
		184,423
	INVESTMENT COMPANIES - 0.7%
1,168	Groupe Bruxelles Lambert SA	107,031
964	Investment AB Kinnevik	34,846
1,251	Pargesa Holding SA	99,538
		241,415
	IRON/STEEL - 0.8%
26,000	CITIC Ltd.	43,393
10,512	Fortescue Metals Group Ltd.	32,016
2,000	Hitachi Metals Ltd.	36,035
3,200	JFE Holdings, Inc.	63,857
22,000	Nippon Steel & Sumitomo Metal Corp.	57,091
1,270	Voestalpine AG	50,202
		282,594
	LEISURE TIME - 0.2%
553	Shimano, Inc.	67,266

	LODGING - 1.2%
1,577	Accor SA	69,935
10,124	City Developments Ltd.	76,375
4,841	Crown Resorts Ltd.	58,468
5,000	Galaxy Entertainment Group Ltd. *	29,039
1,710	Intercontinental Hotels Group PLC	65,964
19,000	SJM Holdings Ltd.	36,212
953	Whitbread PLC	64,191
		400,184
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	MACHINERY CONSTRUCTION & MINING - 0.5%
2,283	Atlas Copco AB - Cl. A	$ 65,526
2,870	Komatsu Ltd.	66,379
3,679	Mitsubishi Electric Corp.	48,994
		180,899
	MACHINERY DIVERSIFIED - 1.0%
297	FANUC Corp.	53,648
1,836	Hexagon AB - Cl. B	58,297
1,723	Kone OYJ - Cl. B	69,240
3,558	Kubota Corp.	56,207
8,000	Mitsubishi Heavy Industries Ltd.	51,471
1,417	Weir Group PLC	57,488
		346,351
	MEDIA - 1.6%
5,032	British Sky Broadcasting Group PLC	71,966
15,521	ITV PLC	52,298
1,261	ProSiebenSat.1 Media AG	50,244
4,321	Reed Elsevier NV	98,062
5,952	Reed Elsevier PLC	95,353
4,200	Shaw Communications, Inc. - Cl. B	103,131
3,198	Wolters Kluwer NV	85,298
		556,352
	METAL FABRICATE/HARDWARE - 0.1%
3,000	NSK Ltd.	42,701

	MINING - 1.3%
3,904	Antofagasta PLC	45,642
2,271	BHP Billiton Ltd.	67,319
2,400	Cameco Corp.	42,422
2,300	First Quantum Minerals Ltd.	44,482
3,464	Orica Ltd.	57,299
1,118	Rio Tinto PLC	54,956
2,000	Silver Wheaton Corp.	39,950
2,908	Sumitomo Metal Mining Co. Ltd.	40,941
2,400	Teck Resources Ltd.	45,535
		438,546
	MISCELLANEOUS MANUFACTURING - 1.1%
3,113	Alfa Laval AB	66,644
1,676	FUJIFILM Holdings Corp.	51,501
881	Pentair PLC	57,697
604	Siemens AG	71,985
3,549	Smiths Group PLC	72,739
1,006	Wartsila OYJ Abp	45,013
		365,579
	OFFICE/BUSINESS EQUIPMENT - 0.5%
2,883	Canon, Inc.	93,861
4,800	Ricoh Co. Ltd.	51,558
600	Seiko Epson Corp.	28,832
		174,251
	OIL & GAS - 4.0%
3,000	ARC Resources Ltd.	79,300
1,900	Baytex Energy Corp.	72,028
13,266	BP PLC	97,541
2,611	Caltex Australia Ltd.	63,961
1,900	Canadian Natural Resources Ltd.	73,950
4,100	Canadian Oil Sands Ltd.	75,772
3,100	Husky Energy, Inc.	85,244
2,100	Imperial Oil Ltd.	99,393
4,000	Inpex Corp.	56,515
40,000	Kunlun Energy Co. Ltd.	57,693
2,281	Noble Corp. PLC	50,684
10,306	Oil Search Ltd.	80,457
5,557	Santos Ltd.	66,484
2,550	Statoil ASA	69,556
2,000	Suncor Energy, Inc.	72,404
1,107	Total SA	71,929
1,400	Tourmaline Oil Corp. *	62,154
1,681	Transocean Ltd.	53,742
2,412	Woodside Petroleum Ltd.	85,706
		1,374,513
	PACKAGING - 0.2%
7,752	Amcor Ltd.	76,869
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	OIL & GAS SERVICES - 0.1%
587	Technip SA	$ 49,379

	PHARMACEUTICALS - 3.7%
388	Actelion Ltd.	45,587
452	Bayer AG	63,305
1,371	Chugai Pharmaceutical Co. Ltd.	39,691
3,800	Daiichi Sankyo Co. Ltd.	59,632
2,196	Eisai Co. Ltd.	88,805
3,512	GlaxoSmithKline PLC	80,466
1,047	Grifols SA	42,894
5,000	Kyowa Hakko Kirin Co. Ltd.	61,320
748	Merck KGaA	68,988
5,573	Mitsubishi Tanabe Pharma Corp.	81,763
1,130	Novartis AG	106,580
1,547	Novo Nordisk A/S - Cl. B	74,008
550	Ono Pharmaceutical Co. Ltd.	48,847
1,759	Otsuka Holdings Co. Ltd.	60,627
322	Roche Holding AG	95,374
732	Sanofi	82,793
2,655	Shionogi & Co. Ltd.	60,910
540	Shire PLC	46,758
784	UCB SA	71,169
		1,279,517
	PIPELINES - 0.6%
2,100	Pembina Pipeline Corp.	88,629
2,000	TransCanada Corp.	103,193
		191,822
	REAL ESTATE - 3.7%
2,300	Brookfield Asset Management, Inc.	103,447
32,776	CapitaLand Ltd.	82,248
4,000	Cheung Kong Holdings Ltd.	65,883
16,000	China Overseas Land & Investment Ltd.	41,168
18,000	China Resources Land Ltd.	37,088
478	Daito Trust Construction Co. Ltd.	56,465
2,491	Deutsche Annington Immobilien SE	72,292
36,199	Global Logistic Properties Ltd.	76,928
13,000	Hang Lung Group Ltd.	64,370
19,000	Hang Lung Properties Ltd.	54,074
8,300	Henderson Land Development Co. Ltd.	53,763
11,000	Hongkong Land Holdings Ltd.	74,800
2,572	Mitsubishi Estate Co. Ltd.	57,892
1,571	Mitsui Fudosan Co. Ltd.	48,124
37,000	New World Development Co. Ltd.	43,074
14,500	Shimao Property Holdings Ltd.	29,354
38,000	Sino Land Co. Ltd.	58,723
1,417	Sumitomo Realty & Development Co. Ltd.	50,423
6,000	Sun Hung Kai Properties Ltd.	85,071
20,800	Swire Properties Ltd.	64,822
10,000	Wheelock & Co. Ltd.	47,777
		1,267,786
	RETAIL - 3.6%
2,100	Alimentation Couche Tard, Inc. - Cl. B	67,270
33,000	Belle International Holdings Ltd.	37,100
1,000	Canadian Tire Corp. Ltd. - Cl. A	102,648
33,400	Chow Tai Fook Jewellery Group Ltd.	43,442
885	Cie Financiere Richemont SA	72,546
200	Fast Retailing Co. Ltd.	66,937
1,763	Hennes & Mauritz AB	73,213
630	Hugo Boss AG	78,735
2,780	Inditex SA	76,800
10,970	Kingfisher PLC	57,615
974	Lawson, Inc.	68,119
9,557	Marks & Spencer Group PLC	62,700
575	Next PLC	61,583
585	Pandora A/S	45,860
3,865	Sports Direct International PLC	38,762
151	Swatch Group AG	71,740
600	Tim Hortons, Inc.	47,328
2,162	Travis Perkins PLC	58,335
2,345	Wesfarmers Ltd.	86,527
		1,217,260
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	SEMICONDUCTORS - 0.5%
527	ASML Holding NV	$ 52,459
4,772	Infineon Technologies AG	49,376
624	NXP Semiconductor NV *	42,700
600	Rohm Co. Ltd.	37,750
		182,285
	SOFTWARE - 0.9%
1,935	Amadeus IT Holding SA - Cl. A	72,383
1,133	Check Point Software Technologies Ltd. * ^	78,449
1,177	Dassault Systemes SA	75,600
1,111	SAP AG	80,116
		306,548
	TELECOMMUNICATIONS - 4.8%
3,000	BCE, Inc.	128,518
2,043	Belgacom SA	71,108
12,240	BT Group PLC	75,340
5,500	China Mobile Ltd.	63,568
30,000	China Unicom Hong Kong Ltd.	44,815
2,634	Eutelsat Communications SA	85,041
914	KDDI Corp.	54,947
949	Nippon Telegraph & Telephone Corp.	59,024
4,400	NTT DOCOMO, Inc.	73,440
3,484	Orange SA	52,381
2,300	Rogers Communications, Inc. - Cl. B	86,247
36,009	Singapore Telecommunications Ltd.	107,304
579	Softbank Corp.	40,594
194	Swisscom AG	110,112
5,095	Telefonaktiebolaget LM Ericsson	64,711
5,398	Telefonica SA	83,544
2,669	Telenor ASA	58,591
10,151	TeliaSonera AB	70,262
21,604	Telstra Corp. Ltd.	100,211
2,400	TELUS Corp.	82,075
3,053	Vivendi SA	73,720
14,891	Vodafone Group PLC	49,354
		1,634,907
	TEXTILES - 0.2%
9,842	Toray Industries, Inc.	65,063

	TRANSPORTATION - 2.9%
24	AP Moeller - Maersk A/S	57,000
20,496	Aurizon Holdings Ltd.	81,260
1,400	Canadian National Railway Co.	99,574
300	Canadian Pacific Railway Ltd.	62,375
514	Central Japan Railway Co.	69,435
1,797	Deutsche Post AG	57,621
900	East Japan Railway Co.	67,457
599	Kuehne + Nagel International AG	75,580
26,500	MTR Corp. Ltd.	103,744
8,000	Odakyu Electric Railway Co. Ltd	73,165
7,784	Royal Mail PLC	49,503
9,664	Tokyu Corp.	63,357
1,800	West Japan Railway Co.	80,579
3,100	Yamato Holdings Co. Ltd.	57,706
		998,356
	WATER - 0.8%
40,000	Guangdong Investment Ltd.	46,721
2,615	Severn Trent PLC	79,589
3,355	Suez Environnement Co.	56,755
5,924	United Utilities Group PLC	77,615
		260,680

	TOTAL COMMON STOCK (Cost - $33,440,764)	33,722,348

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	WARRANTS - 0.0%
666	Sun Hung Kai Properties Ltd., Expiration April 22, 2016, Exercise Price 98.60 HKD *	$ 1,113
	TOTAL WARRANTS (Cost - $110)

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
370,805	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **	370,805
	TOTAL SHORT-TERM INVESTMENTS (Cost - $370,805)

	COLLATERAL FOR SECURITIES LOANED - 0.4%
153,628	Mount Vernon Securities Lending Prime Portfolio		153,628
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $153,628)

	TOTAL INVESTMENTS - 100.0% (Cost - $33,965,307) (a)		$ 34,247,894
	OTHER ASSETS LESS LIABILITIES - 0.0%		11,349
	NET ASSETS - 100.0%		$ 34,259,243

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $148,301.
+ Less than 1 share.
HKD- Hong Kong Dollar
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,050,305 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,721,641
	Unrealized depreciation		(1,524,052)
	Net unrealized appreciation		$ 197,589

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
4	MSCI EAFE Index Mini, Dec 2014	$ 367,940	$ (13,334)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	18.8%
	Britain	12.1%
	Canada	11.3%
	France	8.6%
	Hong Kong	8.3%
	Switzerland	6.1%
	Germany	5.5%
	Australia	5.3%
	Singapore	3.9%
	Spain	3.7%
	Other Countries	16.4%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 95.0%
	AEROSPACE/DEFENSE - 0.4%
56,000	AviChina Industry & Technology Co. Ltd. - H Shares		$ 40,024
1,179	Korea Aerospace Industries Ltd.		45,531
			85,555
	AGRICULTURE - 1.7%
16,964	Astra Agro Lestari Tbk PT		32,013
3,370	British American Tobacco Malaysia Bhd		72,423
111,377	Charoen Pokphand Indonesia Tbk PT		38,746
9,393	Gudang Garam Tbk PT		43,678
37,553	IOI Corp. Bhd		55,062
566	KT&G Corp.		50,689
9,208	Kuala Lumpur Kepong Bhd		59,169
4,766	Souza Cruz SA		38,314
			390,094
	APPAREL - 7.1%
80	Eclat Textile Co. Ltd.		727
72,258	Far Eastern New Century Corp.		72,793
1,100	Guararapes Confeccoes SA		44,911
33,317	Pou Chen Corp.		37,013
11,000	Shenzhou International Group Holdings Ltd.		35,414
517	Youngone Corp.		1,450,520
			1,641,378
	AUTO MANUFACTURERS - 1.8%
3,500	Byd Co. Ltd.		23,235
20,000	Dongfeng Motor Group Co., Ltd.		32,864
2,684	Ford Otomotiv Sanayi AS *		30,788
90,000	Geely Automobile Holdings Ltd.		37,668
5,794	Great Wall Motor Co. Ltd. - H Shares		22,496
30,000	Guangzhou Automobile Group Co., Ltd.		29,014
255	Hyundai Motor Co.		46,036
1,008	Kia Motors Corp.		51,297
4,504	Tofas Turk Otomobil Fabrikasi AS		25,289
21,215	UMW Holdings Bhd		79,285
3,651	Yulon Nissan Motor Co. Ltd.		36,660
			414,632
	AUTO PARTS & EQUIPMENT - 1.3%
27,152	Cheng Shin Rubber Industry Co. Ltd.		59,882
237	Halla Holdings Corp.		30,770
682	Halla Visteon Climate Control Corp.		33,091
1,036	Hankook Tire Co. Ltd.		50,562
201	Hyundai Mobis Co. Ltd.		48,954
183	Hyundai Wia Corp.		37,286
11,306	Weichai Power Co. Ltd.		40,840
			301,385
	BANKS - 12.2%
120,369	Agricultural Bank of China Ltd. - H Shares		53,323
8,238	Akbank TAS		26,813
49,564	AMMB Holdings Bhd		103,797
2,225	Banco Bradesco SA		32,076
504,136	Banco de Chile		62,245
955	Banco de Credito e Inversiones		53,969
2,303	Banco do Brasil SA		23,939
941,633	Banco Santander Chile		52,605
3,935	Bancolombia SA		53,958
8,224	Bangkok Bank PLC		51,726
43,901	Bank Central Asia Tbk PT		47,096
41,889	Bank Mandiri Persero Tbk PT		34,627
80,708	Bank Negara Indonesia Persero Tbk PT		36,586
138,857	Bank of China Ltd. - H Shares		62,228
79,599	Bank of Communications Co. Ltd.		55,456
30,245	Bank of the Philippine Islands		65,918
770	Bank Pekao SA		45,197
35,777	Bank Rakyat Indonesia Persero Tbk PT		30,602
349	Bank Zachodni WBK SA		41,667
3,401	Barclays Africa Group Ltd.		46,394
32,768	BDO Unibank, Inc.		71,453
128,963	Chang Hwa Commercial Bank		79,052

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	BANKS (Continued) - 12.2%
67,103	China Citic Bank Corp. Ltd.		$ 40,701
86,952	China Construction Bank Corp.		60,914
107,000	China Everbright Bank Co. Ltd. - H Shares		50,019
28,936	China Merchants Bank Co. Ltd.		49,486
53,075	China Minsheng Banking Corp. Ltd.		48,528
104,894	Chongqing Rural Commercial Bank		47,548
36,506	CIMB Group Holdings Bhd		78,231
7,584	Commercial International Bank Egypt SAE		54,002
3,064	Corp Financiera Colombiana SA		60,715
3,524,462	Corpbanca SA		45,080
11,749	FirstRand Ltd.		44,734
7,536	Grupo Financiero Banorte SAB de CV - O Shares		48,259
15,452	Grupo Financiero Inbursa SAB de CV		44,178
13,741	Grupo Financiero Santander Mexico SAB de CV		37,189
26,372	Hong Leong Bank Bhd		117,530
90,155	Industrial & Commercial Bank of China Ltd.		56,192
2,440	Industrial Bank of Korea		36,882
3,035	Itau Unibanco Holding SA		38,896
6,318	Kasikornbank PLC		45,777
240	Komercni Banka AS		57,075
62,535	Krung Thai Bank PLC		45,695
38,594	Malayan Banking Bhd		117,176
259	Mbank		38,515
27,549	Metropolitan Bank & Trust Co.		53,180
2,109	Nedbank Group Ltd.		40,855
4,412	Powszechna Kasa Oszczednosci Bank Polski SA		52,888
26,545	RHB Capital Bhd		71,450
7,732	Siam Commercial Bank PLC		43,387
3,707	Standard Bank Group Ltd.		42,864
7,751	Turkiye Garanti Bankasi AS		27,200
3,999	Turkiye Halk Bankasi AS		24,032
13,471	Turkiye Is Bankasi - C Shares		29,900
12,718	Turkiye Vakiflar Bankasi Tao		23,543
14,844	Yapi ve Kredi Bankasi AS		29,106
			2,832,454
	BEVERAGES - 1.5%
6,600	AMBEV SA		43,411
8,573	Arca Continental SAB de CV		58,851
5,191	Cia Cervecerias Unidas SA		57,227
4,779	Coca-Cola Femsa SAB de CV		48,185
247,900	Emperador Inc		60,755
105,383	LT Group Inc		36,655
77,023	Thai Beverage PCL		46,207
			351,291
	BUILDING MATERIALS - 2.0%
9,573	Anhui Conch Cement Co. Ltd.		30,573
61,969	Asia Cement Corp.		79,129
41,500	BBMG Corp		28,752
8,107	Cementos Argos SA		43,374
51,632	China National Building Material Co. Ltd.		46,809
8,046	Duratex SA		29,499
4,351	Grupo Argos SA		48,928
16,748	Indocement Tunggal Prakarsa Tbk PT		29,613
27,477	Semen Indonesia Persero Tbk PT		34,775
4,086	Siam City Cement PLC		54,675
33,555	Taiwan Cement Corp.		49,960
			476,087
	CHEMICALS - 2.4%
31,000	Formosa Chemicals & Fibre Corp.		71,629
32,000	Formosa Plastics Corp.		75,832
212	LG Chem Ltd.		51,332
31,000	Nan Ya Plastics Corp.		67,859
51,063	Petronas Chemicals Group Bhd		97,129
32,274	PTT Global Chemical PLC		60,699
1,027	Sasol Ltd.		55,750
1,996	Ultrapar Participacoes SA		42,303
10,260	Uralkali OJSC		36,258
			558,791
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COAL - 1.2%
274,977	Adaro Energy Tbk PT		$ 26,510
36,590	Banpu PCL		33,280
77,363	China Coal Energy Co. Ltd.		45,230
16,504	China Shenhua Energy Co. Ltd.		46,014
17,819	Indo Tambangraya Megah Tbk PT		37,976
17,510	Semirara Mining and Power Corp.		47,898
31,300	Tambang Batubara Bukit Asam Persero Tbk PT		33,899
			270,807
	COMMERCIAL SERVICES - 2.6%
5,517	Arteris SA		35,364
5,408	CCR SA		37,315
2,640	Cielo SA		42,931
7,270	EcoRodovias Infraestrutura e Logistica SA		35,440
3,403	Estacio Participacoes PA		35,387
22,218	International Container Terminal Services, Inc.		54,551
82,825	Jasa Marga Persero Tbk PT		43,832
38,838	Jiangsu Expressway Co. Ltd. - H Shares		40,962
14,900	Kroton Educacional SA		93,562
2,865	Localiza Rent a Car SA		41,151
15,885	OHL Mexico SAB de CV *		43,110
621	S1 Corp.		47,963
42,589	Zhejiang Expressway Co. Ltd.		43,273
			594,841
	COMPUTERS - 1.5%
5,098	Advantech Co. Ltd.		36,026
4,635	Asustek Computer, Inc.		44,179
27,050	Foxconn Technology Co. Ltd.		66,858
48,000	Inventec Corp.		31,237
20,822	Lenovo Group Ltd.		30,997
35,517	Lite-On Technology Corp.		51,189
15,944	Quanta Computer, Inc.		40,456
45,000	Wistron Corp.		45,924
			346,866
	COSMETICS - 0.6%
17	Amorepacific Corp.		38,536
31	AMOREPACIFIC Group		34,343
62	LG Household & Health Care Ltd.		29,789
2,318	Natura Cosmeticos SA		35,206
			137,874
	DISTRIBUTION/WHOLESALE - 0.2%
1,249	Daewoo International Corp.		44,446

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
5,818	BM&F Bovespa SA		26,675
213,000	China Development Financial Holding Corp.		65,388
42,000	China Galaxy Securities Co. Ltd. - H Shares		29,261
14,480	CITIC Securities Co. Ltd. - H Shares		33,378
95,650	CTBC Financial Holding Co. Ltd.		64,290
127,312	E.Sun Financial Holding Co. Ltd.		77,203
147,050	First Financial Holding Co. Ltd.		88,689
35,000	Fubon Financial Holding Co. Ltd.		53,722
25,999	Haitong Securities Co. Ltd. - H Shares *		40,110
1,231	Hana Financial Group, Inc.		44,914
139,743	Hua Nan Financial Holdings Co. Ltd.		81,526
5,795	Investec Ltd.		48,667
1,202	KB Financial Group, Inc.		43,913
95,773	Mega Financial Holding Co. Ltd.		78,539
8,184	RMB Holdings Ltd.		41,069
1,059	Samsung Card Co. Ltd.		52,387
954	Shinhan Financial Group Co. Ltd.		43,939
9,454	SinoPac Financial Holdings Co. Ltd.		4,055
177,011	Taishin Financial Holding Co. Ltd.		82,906
221,235	Taiwan Cooperative Financial Holding		119,253
118,192	Yuanta Financial Holding Co. Ltd.		58,270
			1,178,154
	ELECTRIC - 3.9%
67,644	Aboitiz Power Corp.		61,303
94,171	AES Gener SA		50,013
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	ELECTRIC (Continued) - 3.9%
5,454	AES Tiete SA		$ 36,318
1,657	CEZ AS		50,370
425,000	E.ON Russia JSC		26,956
12,500	Electricity Generating PLC		63,591
37,190	Empresa Nacional de Electricidad SA		54,590
163,794	Enersis SA		52,068
13,377	Glow Energy PLC		39,285
46,000	Huadian Fuxin Energy Corp. Ltd. - H Shares		26,953
46,000	Huadian Power International Corp. Ltd. - H Shares		32,403
34,000	Huaneng Power International, Inc. - H Shares		37,129
72,000	Huaneng Renewables Corp. Ltd.		23,644
7,900	Infraestructura Energetica Noca SAB de CV		48,255
11,046	Interconexion Electrica SA ESP		50,671
6,963	PGE SA		44,133
26,569	Tauron Polska Energia SA		43,124
16,500	Tenaga Nasional Bhd		62,268
2,736	Tractebel Energia SA		38,639
112,036	YTL Power International Bhd		56,009
			897,722
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
6,837	Delta Electronics, Inc.		43,146
22,552	Dongfang Electric Corp. Ltd. - H Shares		40,601
1,000	Hermes Microvision, Inc.		41,742
12,800	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares		21,956
8,500	Zhuzhou CSR Times Electric Co. Ltd. - H Shares		32,838
			180,283
	ELECTRONICS - 0.7%
4,827	AAC Technologies Holdings, Inc.		28,035
77,000	AU Optronics Corp.		32,521
21,822	Hon Hai Precision Industry Co. Ltd.		68,856
20,962	Pegatron Corp.		38,582
			167,994
	ENERGY-ALTERNATE SOURCES - 0.1%
60,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares		25,730
30,844	China Longyuan Power Group Corp.		30,148
38,600	Energy Absolute PCL		28,801
			84,679
	ENGINEERING & CONSTRUCTION - 2.9%
5,148	Airports of Thailand PLC		37,935
54,000	Beijing Capital International Airport Co. Ltd. - H Shares		41,307
68,619	China Communications Construction Co. Ltd.		49,485
39,389	China Railway Construction Corp. Ltd. - H Shares		35,811
74,031	China Railway Group Ltd.		39,278
27,868	DMCI Holdings, Inc.		48,931
14,367	Enka Insaat ve Sanayi AS		32,770
37,220	Gamuda Bhd		54,687
7,550	Grupo Aeroportuario del Sureste SAB de CV - B Shares		50,884
4,500	Grupo Aeroportuario del Sureste SAB de CV		58,060
769	Hyundai Engineering & Construction Co. Ltd.		43,945
526	KEPCO Engineering & Construction Co., Inc.		41,673
2,073	Multiplan Empreendimentos Imobiliarios SA		42,352
4,476	Promotora y Operadora de Infraestructura SAB de CV *		61,266
4,065	TAV Havalimanlari Holding AS		32,631
			671,015
	ENTERTAINMENT - 0.2%
1,960	OPAP SA		25,619
860	Paradise Co. Ltd.		28,158
			53,777
	ENVIRONMENTAL CONTROL - 0.2%
497	Coway Co. Ltd.		39,705

	FOOD - 4.9%
2,041	Bidvest Group Ltd.		51,626
1,559	BIM Birlesik Magazalar AS		32,586
1,827	BRF SA		43,562
13,346	Cencosud SA		39,364
42,888	Charoen Pokphand Foods PLC		40,000
9,000	China Mengniu Dairy Co. Ltd.		37,088
51,700	Felda Global Ventures Holdings Bhd		55,632
4,400	Gruma SAB de CV - Cl. B *		47,109
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	FOOD (Continued) - 4.9%
15,372	Grupo Bimbo SAB de CV Series A		$ 44,567
4,460	Grupo Nutresa SA		61,201
53,934	Indofood CBP Sukses Makmur Tbk PT		50,226
91,254	Indofood Sukses Makmur Tbk PT		52,410
7,300	JBS SA		27,480
33,503	JG Summit Holdings, Inc.		43,141
1,014	M Dias Branco SA		40,642
109	Magnit OJSC		27,323
55	Orion Corp.		45,607
12,757	PPB Group Bhd		55,220
3,739	Shoprite Holdings Ltd.		46,318
1,583	Tiger Brands Ltd.		44,192
21,013	Tingyi Cayman Islands Holding Corp.		55,203
40,000	Uni-President China Holdings Ltd.		39,973
41,021	Uni-President Enterprises Corp.		71,189
13,338	Universal Robina Corp.		55,470
35,000	Want Want China Holdings Ltd.		43,630
			1,150,759
	FOREST PRODUCTS & PAPER - 0.4%
19,051	Empresas CMPC SA		45,066
2,843	Mondi Ltd.		46,569
			91,635
	GAS - 0.6%
6,000	ENN Energy Holdings Ltd.		39,252
77,627	Perusahaan Gas Negara Persero Tbk PT		38,215
9,465	Petronas Gas Bhd		66,129
			143,596
	HEALTHCARE PRODUCTS - 0.6%
1,540	Aspen Pharmacare Holdings Ltd.		45,864
21,000	China Medical System Holdings Ltd.		35,914
5,500	Hengan International Group Co. Ltd.		54,077
			135,855
	HEALTHCARE SERVICES - 1.0%
70,620	Bangkok Dusit Medical Services PLC		40,281
10,100	Bumrungrad Hospital PLC		41,105
45,000	IHH Healthcare Bhd *		69,685
11,076	Life Healthcare Group Holdings Ltd.		43,661
15,649	Netcare Ltd.		43,780
			238,512
	HOLDINGS COMPANIES - 2.9%
41,648	Aboitiz Equity Ventures, Inc.		49,924
13,304	Alfa SAB de CV		45,763
82,720	Alliance Global Group, Inc.		47,831
4,310	Empresas COPEC SA		52,768
7,901	Grupo Carso SAB de CV		46,144
6,987	Haci Omer Sabanci Holding AS		29,362
37,800	IJM Corp. Bhd		74,551
2,468	Imperial Holdings Ltd.		37,996
7,274	KOC Holding AS		33,503
2,269	Remgro Ltd.		45,790
3,970	Siam Cement PLC		55,081
42,270	Sime Darby Bhd		117,900
95,531	YTL Corp. Bhd		48,923
			685,536
	HOME FURNISHING - 0.7%
5,847	Arcelik AS		31,162
249	Hanssem Co. Ltd.		27,019
791	LG Corp.		57,570
9,988	Steinhoff International Holdings Ltd.		47,806
			163,557
	HOUSEHOLD PRODUCTS - 0.4%
18,805	Kimberly-Clark de Mexico SAB de CV		44,370
18,055	Unilever Indonesia Tbk PT		47,108
			91,478
	INSURANCE - 3.4%
2,900	BB Seguridade Participacoes SA		38,232
35,185	Cathay Financial Holding Co. Ltd.		57,302
17,000	China Life Insurance Co. Ltd.		47,178
13,503	China Pacific Insurance Group Co. Ltd.		47,472
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	INSURANCE (Continued) - 3.4%
5,477	Discovery Ltd.		$ 47,664
862	Dongbu Insurance Co. Ltd.		48,606
9,240	Hanwha Life Insurance Co. Ltd.		62,172
14,704	New China Life Insurance Co. Ltd. - H Shares *		51,221
132,000	People's Insurance Co Group of China Ltd. - H Shares		53,886
26,000	PICC Property & Casualty Co. Ltd.		46,072
7,007	Ping An Insurance Group Co. of China Ltd.		52,607
3,206	Porto Seguro SA		37,305
360	Powszechny Zaklad Ubezpieczen SA		52,392
187	Samsung Fire & Marine Insurance Co. Ltd.		50,064
504	Samsung Life Insurance Co. Ltd.		50,629
7,408	Sanlam Ltd.		42,813
			785,615
	INTERNET - 0.4%
42	NAVER Corp.		32,121
204	NCSoft Corp.		26,002
2,155	Tencent Holdings Ltd.		32,053
			90,176
	INVESTMENT COMPANIES - 0.2%
15,687	Rand Merchant Insurance Holdings Ltd.		49,148

	IRON/STEEL - 1.2%
56,000	Angang Steel Co. Ltd.		35,337
103,380	China Steel Corp.		88,344
17,681	Eregli Demir ve Celik Fabrikalari TAS		32,807
571	Hyundai Steel Co.		40,151
1,466	Kumba Iron Ore Ltd.		34,582
164	POSCO		51,055
			282,276
	LEISURE TIME - 0.2%
5,000	Giant Manufacturing Co. Ltd.		38,948

	LODGING - 0.9%
26,195	Genting Bhd		75,778
46,096	Genting Malaysia BHD		58,735
747	Grand Korea Leisure Co. Ltd.		29,697
1,281	Kangwon Land, Inc.		43,521
			207,731
	MACHINERY CONSTRUCTION & MINING - 0.3%
22,652	United Tractors Tbk PT		36,985
59,586	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares		34,760
			71,745
	MACHINERY DIVERSIFIED - 0.8%
35,600	CSR Corp. Ltd. - H Shares		31,312
16,000	Haitian International Holdings Ltd.		36,346
6,200	Industrias CH SAB de CV		33,421
70,000	Shanghai Electric Group Co. Ltd. - H Shares		37,230
3,964	WEG SA		46,335
			184,644
	MEDIA - 1.0%
44,400	Astro Malaysia Holdings Bhd		45,341
25,534	BEC World PLC		37,001
5,249	Cyfrowy Polsat SA *		43,883
150,243	Media Nusantara Citra Tbk PT		39,385
261	Naspers Ltd.		28,759
101,400	Surya Citra Media Tbk PT		31,823
			226,192
	METAL FABRICATE - 0.1%
3,170	Catcher Technology Co. Ltd.		29,382

	MINING - 1.9%
3,242	African Rainbow Minerals Ltd.		41,111
26,000	Alrosa AO		23,324
1,420	Assore Ltd.		27,020
44,500	China Hongqiao Group Ltd.		33,410
48,056	China Molybdenum Co. Ltd.		29,272
14,028	Grupo Mexico SAB de CV Series B		47,136
1,558	Industrias Penoles SAB de CV		35,727
26,906	Jiangxi Copper Co. Ltd.		44,281
1,017	KGHM Polska Miedz SA		38,885
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	MINING (Continued) - 1.9%
110	Korea Zinc Co. Ltd.		$ 40,655
221	MMC Norilsk Nickel OJSC		40,879
153,550	Zijin Mining Group Co. Ltd.		37,373
			439,073
	MISCELLANEOUS MANUFACTURING - 0.2%
30,500	Fosun International Ltd.		36,606
208	Largan Precision Co. Ltd.		14,904
			51,510
	OIL & GAS - 2.3%
547	Bashneft OAO		17,347
43,504	China Petroleum & Chemical Corp.		38,096
25,000	CNOOC Ltd.		42,883
27,946	Ecopetrol SA		43,817
32,000	Formosa Petrochemical Corp.		77,620
1,554	Pacific Rubiales Energy Corp.		26,221
45,075	PetroChina Co. Ltd.		57,756
3,400	Petroleo Brasileiro SA		24,154
7,348	Petronas Dagangan BHD		44,798
10,253	PTT Exploration & Production PLC		50,579
4,581	PTT PLC		50,847
6,220	Tatneft OAO		36,465
1,485	Tupras Turkiye Petrol Rafinerileri AS		29,802
			540,385
	OIL & GAS SERVICE - 1.1%
113,873	Bumi Armada Bhd		65,953
13,305	China Oilfield Services Ltd.		35,125
84,542	Dialog Group Bhd		44,326
48,300	Sapurakencana Petroleum Bhd *		60,660
37,500	Sinopec Engineering Group Co. Ltd. - H Shares		40,420
			246,484
	PACKAGING & CONTAINERS - 0.2%
11,327	Nampak Ltd.		41,232

	PHARMACEUTICALS - 1.3%
16,712	Genomma Lab Internacional SAB de CV - B Shares *		40,066
7,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares		25,671
6,100	Hypermarcas SA *		43,933
313,264	Kalbe Farma Tbk PT		43,695
2,578	Richter Gedeon Nyrt		40,348
8,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares		27,420
45,000	Sihuan Pharmaceutical Holdings Group Ltd.		33,727
14,000	Sinopharm Group Co. Ltd.		51,202
			306,062
	REAL ESTATE - 1.4%
3,707	Ayala Corp.		61,007
62,825	Ayala Land, Inc.		48,832
4,016	BR Malls Participacoes SA		31,547
27,566	Central Pattana PLC		39,521
62,000	Country Garden Holdings Co. Ltd.		23,394
83,000	Evergrande Real Estate Group Ltd.		31,211
32,000	Longfor Properties Co. Ltd.		36,594
134,981	SM Prime Holdings, Inc.		52,473
			324,579
	RETAIL - 5.8%
2,969	Almacenes Exito SA		43,595
14,100	Alsea SAB de CV *		44,522
19,000	ANTA Sports Products Ltd.		38,708
64,641	Astra International Tbk PT		37,391
6,809	Big C Supercenter PLC		48,495
37,687	CP ALL PLC		51,998
4,839	El Puerto de Liverpool SAB de CV		55,956
171	E-Mart Co. Ltd.		37,353
795	FF Group		29,568
194,000	GOME Electrical Appliances Holding Ltd.		31,479
13,476	Grupo Comercial Chedraui SA de CV		47,589
34,300	Grupo Sanborns SAB de CV		57,409
123,238	Home Product Center PLC		39,516
2,824	Hotai Motor Co. Ltd.		38,427
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	RETAIL (Continued) - 5.8%
299	Hyundai Department Store Co. Ltd.		$ 45,480
11,197	Jollibee Foods Corp.		48,807
8,783	Lojas Americanas SA		41,274
1,362	Lojas Renner SA		39,359
157	Lotte Shopping Co. Ltd.		47,016
21,400	Matahari Department Store Tbk PT		28,488
30,449	Minor International PLC		34,736
2,315	Mr. Price Group Ltd.		43,504
7,094	President Chain Store Corp.		50,830
3,883	Raia Drogasil SA		33,705
7,141	SACI Falabella		53,959
15,689	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares		38,347
3,265	SM Investments Corp.		58,344
40,000	Sun Art Retail Group Ltd.		45,227
6,327	Truworths International Ltd.		38,050
20,767	Wal-Mart de Mexico SAB de CV		52,262
6,300	Woolworths Holdings Ltd.		38,980
			1,340,374
	SEMICONDUCTORS - 1.7%
34,414	Advanced Semiconductor Engineering, Inc.		40,041
15,000	Inotera Memories, Inc.		22,284
2,819	MediaTek, Inc.		41,741
8,427	Novatek Microelectronics Corp.		41,685
47	Samsung Electronics Co. Ltd.		52,736
263,000	Semiconductor Manufacturing International Corp.		27,095
27,000	Siliconware Precision Industries Co.		37,050
948	SK Hynix, Inc.		42,000
13,681	Taiwan Semiconductor Manufacturing Co. Ltd.		53,960
112,242	United Microelectronics Corp.		46,483
			405,075
	SHIPBUILDING - 0.1%
1,400	Daewoo Shipbuilding & Marine Engineering Co. Ltd.		26,933

	SOFTWARE - 0.4%
9,000	Kingsoft Corp. Ltd.		21,395
2,684	Totvs SA		40,710
30,000	TravelSky Technology Ltd.		32,298
			94,403
	TELECOMMUNICATIONS - 6.9%
6,393	Advanced Info Service PLC		44,349
40,750	America Movil SAB de CV Series L		51,366
37,763	Axiata Group Bhd		80,580
80,000	China Communications Services Corp. Ltd. - H Shares		37,191
70,000	China Telecom Corp. Ltd.		42,909
46,828	Chunghwa Telecom Co. Ltd.		141,138
43,898	DiGi.Com Bhd		78,282
4,021	ENTEL Chile SA		45,674
32,465	Far EasTone Telecommunications Co. Ltd.		62,209
53,000	FIH Mobile Ltd.		27,574
1,324	Globe Telecom, Inc.		47,789
23,476	Intouch Holdings PLC		52,476
3,715	LG Uplus Corp.		43,480
50,134	Maxis Bhd		99,030
3,880	Mobile Telesystems OJSC		26,865
2,209	MTN Group Ltd.		46,593
5,246	O2 Czech Republic AS		75,399
862	Philippine Long Distance Telephone Co.		59,390
30,900	Sistema JSFC		10,252
169	SK Telecom Co. Ltd.		46,446
23,491	Taiwan Mobile Co. Ltd.		71,264
19,341	Telecom Egypt Co.		37,225
34,159	Telekom Malaysia Bhd		68,724
179,465	Telekomunikasi Indonesia Persero Tbk PT		42,923
5,570	Tim Participacoes SA		29,177
12,971	Total Access Communication PLC		41,992
57,275	Tower Bersama Infrastructure PC *		37,594
13,360	Turk Telekomunikasyon		35,221
7,518	Turkcell Iletism Hizmetleri AS *		39,244
3,774	Vodacom Group Ltd.		43,422
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	TELECOMMUNICATIONS (Continued) - 6.9%
17,400	ZTE Corp.		$ 38,586
			1,604,364
	TRANSPORTATION - 0.9%
205,401	BTS Group Holdings PLC		63,329
88,884	Guangshen Railway Co. Ltd. - H Shares		35,140
127	Hyundai Glovis Co. Ltd.		38,754
27,400	MISC Bhd *		56,379
34,000	Sinotrans Ltd. - H Shares		24,695
			218,297
	WATER - 0.4%
106,555	Aguas Andinas SA - A Shares		61,755
3,599	Cia de Saneamento Basico do Estado de Sao Paulo		29,168
			90,923

	TOTAL COMMON STOCK (Cost - $21,914,361)		22,116,309

	EXCHANGE TRADED FUNDS - 7.7%
	EQUITY FUND - 7.7%
82,243	WisdomTree India Earnings Fund ^		1,801,944
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,520,023)

	WARRANTS - 0.0%
10,540	Land & Houses PCL, Expiration May 5, 2017, Exercise Price $3.50 *		2,242
	TOTAL WARRANTS (Cost - $2,077)

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
436,082	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **		436,082
	TOTAL SHORT-TERM INVESTMENTS (Cost - $436,082)

	COLLATERAL FOR SECURITIES LOANED - 0.6%
149,500	Mount Vernon Securities Lending Prime Portfolio		149,500
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $149,500)

	TOTAL INVESTMENTS - 105.2% (Cost - $24,022,043) (a)		$ 24,506,077
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2) %		(1,221,357)
	NET ASSETS - 100.0%		$ 23,284,720

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of loaned securities is $142,415.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,049,403 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,341,367
	Unrealized depreciation		(884,693)
	Net unrealized appreciation		$ 456,674

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.2) %
	Equity Futures - (0.2) %
13	Emerging Market Future, Dec 2014	$ 640,965	$ (37,184)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	China	14.5%
	South Korea	14.2%
	Taiwan	12.2%
	Malaysia	9.4%
	United States	9.2%
	Brazil	5.5%
	South Africa	5.3%
	Thailand	5.2%
	Mexico	4.9%
	Philippines	4.4%
	Other Countries	15.2%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	REITS - 99.4%
	APARTMENTS - 11.8%
8,126	American Campus Communities, Inc.		$ 296,193
10,672	Apartment Investment & Management Co. ^		339,583
15,097	Associated Estates Realty Corp.		264,348
5,262	Camden Property Trust		360,605
6,110	Equity Residential		376,254
1,943	Essex Property Trust, Inc.		347,311
5,774	Home Properties, Inc. ^		336,278
7,013	Post Properties, Inc. ^		360,047
13,185	UDR, Inc.		359,291
			3,039,910
	DIVERSIFIED - 18.2%
9,027	American Assets Trust, Inc.		297,620
3,373	American Tower Corp.		315,814
6,733	CoreSite Realty Corp. ^		221,314
8,628	Corrections Corp. of America		296,458
3,892	Digital Realty Trust, Inc.		242,783
4,841	EPR Properties		245,342
7,754	Geo Group, Inc.		296,358
9,572	Liberty Property Trust		318,365
5,428	National Health Investors, Inc.		310,156
8,272	Plum Creek Timber Co., Inc. ^		322,691
7,211	Potlatch Corp.		289,954
4,689	PS Business Parks, Inc.		357,020
7,863	Rayonier, Inc.		244,854
10,880	Washington Real Estate Investment Trust ^		276,134
10,137	Weyerhaeuser Co.		322,965
24,831	Whitestone Real Estate Investment Trust		346,144
			4,703,972
	HEALTHCARE - 9.5%
10,659	Aviv Real Estate Investment Trust, Inc. ^		280,865
7,775	HCP, Inc.		308,745
27,368	Healthcare Trust of America, Inc.		317,469
8,203	LTC Properties, Inc.		302,609
8,958	Omega Healthcare Investors, Inc. ^		306,274
14,828	Senior Housing Properties Trust		310,202
7,874	Universal Health Realty Income Trust		328,188
4,867	Ventas, Inc. ^		301,511
			2,455,863
	HOTELS - 6.8%
19,004	DiamondRock Hospitality Co.		240,971
11,289	Hospitality Properties Trust		303,110
14,625	Host Hotels & Resorts, Inc. ^		311,951
11,257	RLJ Lodging Trust		320,487
7,066	Ryman Hospitality Properties, Inc. ^		334,222
21,501	Strategic Hotels & Resorts, Inc. *		250,486
			1,761,227
	MANUFACTURED HOMES - 2.6%
8,893	Equity Lifestyle Properties, Inc.		376,707
5,915	Sun Communities, Inc. ^		298,708
	.		675,415
	OFFICE PROPERTIES - 14.5%
5,481	Alexandria Real Estate Equities, Inc.		404,224
18,799	BioMed Realty Trust, Inc. ^		379,740
3,129	Boston Properties, Inc.		362,213
9,452	Columbia Property Trust, Inc.		225,619
12,296	Douglas Emmett, Inc.		315,638
28,491	Franklin Street Properties Corp.		319,669
14,136	Government Properties Income Trust		309,720
9,468	Highwoods Properties, Inc. ^		368,305
6,476	Kilroy Realty Corp.		384,933
18,514	Piedmont Office Realty Trust, Inc. - Cl. A ^		326,587
3,387	SL Green Realty Corp. ^		343,171
			3,739,819
	REAL ESTATE - 1.4%
5,525	WP Carey, Inc. ^		352,329

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	REGIONAL MALLS - 7.3%
15,482	General Growth Properties, Inc.		$ 364,601
5,602	Macerich Co. ^		357,576
2,583	Simon Property Group, Inc.		424,697
11,513	Tanger Factory Outlet Centers		376,705
4,922	Taubman Centers, Inc.		359,306
			1,882,885
	SHOPPING CENTERS - 12.3%
13,429	Acadia Realty Trust ^		370,372
693	Alexander's, Inc.		259,120
8,417	Amreit, Inc. - Cl. B		193,338
3,299	Federal Realty Investment Trust ^		390,800
16,745	Kimco Realty Corp. ^		366,883
6,262	Regency Centers Corp.		337,083
21,034	Retail Opportunity Investments Corp. ^		309,200
5,960	Saul Centers, Inc.		278,570
17,263	Urstadt Biddle Properties, Inc.		350,439
10,611	Weingarten Realty Investors ^		334,246
			3,190,051
	SINGLE TENANT - 5.8%
10,709	Agree Realty Corp. ^		293,212
15,807	Getty Realty Corp.		268,719
8,988	National Retail Properties, Inc. ^		310,715
7,636	Realty Income Corp. ^		311,472
12,635	Select Income REIT		303,872
			1,487,990
	STORAGE - 5.9%
16,806	CubeSmart		302,172
6,349	Extra Space Storage, Inc.		327,418
4,662	Iron Mountain, Inc.		152,214
2,501	Public Storage		414,766
4,540	Sovran Self Storage, Inc.		337,594
			1,534,164
	WAREHOUSE/INDUSTRIAL - 3.3%
5,497	EastGroup Properties, Inc.		333,063
14,789	First Industrial Realty Trust, Inc.		250,082
28,786	Monmouth Real Estate Investment Corp. - Cl. A ^		291,316
			874,461

	TOTAL REITS (Cost - $25,928,888)		25,698,086

	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUND - 0.1%
17,343	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **		17,343
	TOTAL SHORT TERM INVESTMENTS (Cost - $17,343)

	COLLATERAL FOR SECURITIES LOANED - 21.9%
5,653,205	Mount Vernon Securities Lending Prime Portfolio, 0.19%		5,653,205
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,653,205)

	TOTAL INVESTMENTS - 121.4% (Cost - $31,599,436) (a)		$ 31,368,634
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.4) %		(5,515,004)
	NET ASSETS - 100.0%		$ 25,853,630
* Non-income producing security.
* *Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $5,407,971.
REITS - Real Estate Investment Trusts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,768,912 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 485,744
	Unrealized depreciation		(886,022)
	Net unrealized depreciation		$ (400,278)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
2	Dow Jones US Real Estate Index, Dec 2014	$ 53,760	$ (480)
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 95.1%
	ADVERTISING - 0.2%
5,900	Omnicom Group, Inc.		$ 406,274

	AEROSPACE/DEFENSE - 1.9%
3,489	B/E Aerospace, Inc. *		292,867
3,083	Boeing Co.		392,713
3,419	General Dynamics Corp.		434,521
2,797	L-3 Communications Holdings, Inc.		332,619
2,512	Lockheed Martin Corp.		459,143
3,396	Northrop Grumman Corp.		447,457
3,942	Raytheon Co.		400,586
6,358	Rockwell Collins, Inc.		499,103
4,811	United Technologies Corp.		508,042
			3,767,051
	AGRICULTURE - 1.0%
11,950	Altria Group, Inc. ^		548,983
8,705	Archer-Daniels-Midland Co.		444,826
4,066	Lorillard, Inc.		243,594
6,204	Philip Morris International, Inc.		517,414
6,241	Reynolds American, Inc.		368,219
			2,123,036
	AIRLINES - 0.4%
5,693	Alaska Air Group, Inc.		247,873
5,973	Delta Air Lines, Inc.		215,924
9,725	Southwest Airlines Co.		328,413
			792,210
	APPAREL - 0.9%
2,871	Hanesbrands, Inc.		308,460
5,252	NIKE, Inc.		468,478
2,617	Ralph Lauren Corp.		431,098
2,539	Under Armour, Inc. - Cl. A * ^		175,445
6,484	VF Corp.		428,139
			1,811,620
	AUTO MANUFACTURERS - 0.5%
26,100	Ford Motor Co.		386,019
10,238	General Motors Co.		327,002
6,427	PACCAR, Inc.		365,536
			1,078,557
	AUTO PARTS & EQUIPMENT - 1.0%
12,173	Allison Transmission Holdings, Inc.		346,809
5,979	BorgWarner, Inc. ^		314,555
7,736	Johnson Controls, Inc.		340,384
3,496	Lear Corp.		302,089
3,222	TRW Automotive Holdings Corp. *		326,228
3,847	WABCO Holdings, Inc. *		349,885
			1,979,950
	BANKS - 4.6%
11,218	Bank of New York Mellon Corp.		434,473
12,929	BB&T Corp.		481,088
5,465	Capital One Financial Corp.		446,053
7,719	CIT Group, Inc.		354,765
7,269	Citigroup, Inc.		376,680
7,878	Comerica, Inc.		392,797
20,749	Fifth Third Bancorp		415,395
5,904	First Republic Bank ^		291,540
2,591	Goldman Sachs Group, Inc.		475,630
40,247	Huntington Bancshares, Inc.		391,603
27,171	KeyCorp		362,189
4,761	M&T Bank Corp. ^		586,984
10,170	Morgan Stanley		351,577
7,157	Northern Trust Corp.		486,891
5,610	PNC Financial Services Group, Inc.		480,104
36,905	Regions Financial Corp.		370,526
2,618	Signature Bank *		293,373
5,401	State Street Corp.		397,568
10,623	SunTrust Banks, Inc.		403,993
2,835	SVB Financial Group *		317,775

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	BANKS (Continued) - 4.6%
13,383	US Bancorp		$ 559,811
11,289	Wells Fargo & Co.		585,560
			9,256,375
	BEVERAGES - 1.8%
5,446	Brown-Forman Corp.		491,338
13,296	Coca-Cola Co.		567,207
9,940	Coca-Cola Enterprises, Inc.		440,938
4,263	Constellation Brands, Inc. *		371,563
7,213	Dr Pepper Snapple Group, Inc.		463,868
1,165	Keurig Green Mountain, Inc.		151,601
5,674	Molson Coors Brewing Co.		422,373
1,948	Monster Beverage Corp. *		178,573
6,323	PepsiCo, Inc.		588,608
			3,676,069
	BIOTECHNOLOGY - 0.7%
2,289	Amgen, Inc.		321,513
635	Biogen Idec, Inc. *		210,064
2,788	Celgene Corp. * ^		264,247
2,452	Gilead Sciences, Inc. *		261,015
1,060	Illumina, Inc. *		173,755
578	Regeneron Pharmaceuticals, Inc. * ^		208,381
			1,438,975
	BUILDING MATERIALS - 0.4%
6,543	Fortune Brands Home & Security, Inc. ^		268,983
12,542	Masco Corp.		300,005
5,048	Vulcan Materials Co.		304,041
			873,029
	CHEMICALS - 4.8%
2,987	Air Products & Chemicals, Inc.		388,848
4,340	Airgas, Inc.		480,221
6,442	Celanese Corp.		376,986
1,419	CF Industries Holdings, Inc. ^		396,213
7,090	Dow Chemical Co. ^		371,800
4,718	Eastman Chemical Co.		381,639
5,051	Ecolab, Inc.		580,006
8,017	EI du Pont de Nemours & Co.		575,300
6,125	FMC Corp.		350,289
12,406	Huntsman Corp.		322,432
4,894	International Flavors & Fragrances, Inc.		469,237
3,902	LyondellBasell Industries NV		423,991
10,461	Mosaic Co.		464,573
1,011	NewMarket Corp.		385,211
2,349	PPG Industries, Inc.		462,142
4,464	Praxair, Inc.		575,856
9,511	RPM International, Inc.		435,414
2,123	Sherwin-Williams Co. ^		464,916
6,192	Sigma-Aldrich Corp.		842,174
5,726	Valspar Corp.		452,297
3,303	Westlake Chemical Corp.		286,007
3,929	WR Grace & Co. *		357,303
			9,842,855
	COMMERCIAL SERVICES - 3.5%
6,186	ADT Corp. ^		219,355
1,077	Alliance Data Systems Corp. *		267,387
11,858	Aramark Holdings Corp.		311,865
6,912	Automatic Data Processing, Inc.		574,249
7,678	Cintas Corp.		541,990
5,979	Equifax, Inc.		446,870
1,878	FleetCor Technologies, Inc. *		266,901
4,337	Gartner, Inc. *		318,639
4,129	Manpowergroup, Inc.		289,443
4,260	MasterCard, Inc. - Cl. A		314,899
4,945	McGraw Hill Financial, Inc.		417,605
3,962	Moody's Corp. ^		374,409
10,195	Quanta Services, Inc. *		369,976
6,797	Robert Half International, Inc.		333,053
10,230	SEI Investments Co.		369,917
14,368	Total System Services, Inc.		444,833
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	COMMERCIAL SERVICES (Continued) - 3.5%
2,810	Towers Watson & Co.		$ 279,595
2,277	United Rentals, Inc. *		252,975
7,532	Verisk Analytics, Inc. - Cl. A *		458,623
21,581	Western Union Co. ^		346,159
			7,198,743
	COMPUTERS - 2.5%
2,691	3D Systems Corp. * ^		124,782
10,676	Amdocs Ltd.		489,815
3,550	Apple, Inc.		357,662
6,034	Cognizant Technology Solutions Corp. - Cl. A *		270,142
5,621	Computer Sciences Corp.		343,724
15,266	EMC Corp.		446,683
9,380	Hewlett-Packard Co.		332,709
3,262	IHS, Inc. - Cl. A *		408,370
2,603	International Business Machines Corp.		494,127
7,937	NCR Corp. *		265,175
7,329	NetApp, Inc.		314,854
2,534	SanDisk Corp.		248,205
10,865	Synopsys, Inc. *		431,286
6,490	Teradata Corp. * ^		272,061
3,415	Western Digital Corp.		332,348
			5,131,943
	COSMETICS/PERSONAL CARE - 0.8%
9,085	Colgate-Palmolive Co.		592,524
5,950	Estee Lauder Cos, Inc.		444,584
7,747	Procter & Gamble Co.		648,734
			1,685,842
	DISTRIBUTION/WHOLESALE - 1.0%
6,028	Arrow Electronics, Inc. *		333,650
8,528	Fastenal Co. ^		382,907
2,804	Fossil Group, Inc. *		263,295
5,264	Genuine Parts Co.		461,705
8,602	LKQ Corp. *		228,727
1,739	WW Grainger, Inc. ^		437,619
			2,107,903
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
1,391	Affiliated Managers Group, Inc. *		278,701
5,025	American Express Co.		439,888
2,987	Ameriprise Financial, Inc.		368,536
1,199	BlackRock, Inc. - Cl. A		393,656
9,977	Charles Schwab Corp.		293,224
5,224	CME Group, Inc. - Cl. A		417,685
6,677	Discover Financial Services		429,932
6,934	Franklin Resources, Inc.		378,666
9,064	Invesco Ltd.		357,847
6,502	Legg Mason, Inc. ^		332,642
8,743	NASDAQ OMX Group, Inc. ^		370,878
6,722	Raymond James Financial, Inc.		360,165
5,230	T Rowe Price Group, Inc.		410,032
9,663	TD Ameritrade Holding Corp. ^		322,454
1,810	Visa, Inc. - Cl. A		386,200
			5,540,506
	ELECTRIC - 5.2%
9,559	Alliant Energy Corp.		529,664
11,262	Ameren Corp.		431,672
8,776	American Electric Power Co., Inc.		458,195
17,048	CMS Energy Corp.		505,644
9,292	Consolidated Edison, Inc. ^		526,485
6,921	Dominion Resources, Inc.		478,172
6,746	DTE Energy Co. ^		513,235
6,186	Entergy Corp. ^		478,363
11,691	Exelon Corp.		398,546
11,546	ITC Holdings Corp.		411,384
14,609	MDU Resources Group, Inc.		406,276
5,306	NextEra Energy, Inc. ^		498,127
12,173	Northeast Utilities		539,264
15,031	OGE Energy Corp.		557,800
11,809	Pepco Holdings, Inc.		316,009
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	ELECTRIC (Continued) - 5.2%
9,961	PG&E Corp.		$ 448,643
8,608	Pinnacle West Capital Corp.		470,341
11,315	Public Service Enterprise Group, Inc.		421,371
10,328	SCANA Corp. ^		512,372
13,495	Southern Co.		589,057
10,560	Wisconsin Energy Corp. ^		454,080
17,876	Xcel Energy, Inc. ^		543,430
			10,488,130
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,848	Acuity Brands, Inc.		217,528
8,955	AMETEK, Inc.		449,630
7,932	Emerson Electric Co.		496,385
2,571	Energizer Holdings, Inc.		316,773
3,682	Hubbell, Inc.		443,791
			1,924,107
	ELECTRONICS - 1.7%
6,087	Agilent Technologies, Inc.		346,837
5,156	Amphenol Corp.		514,878
7,720	Avnet Inc.		320,380
31,989	Flextronics International Ltd. *		330,126
5,734	Honeywell International, Inc.		533,950
1,433	Mettler-Toledo International, Inc. *		367,034
3,555	Thermo Fisher Scientific, Inc.		432,643
7,745	Trimble Navigation Ltd. *		236,223
3,277	Waters Corp. * ^		324,816
			3,406,887
	ENGINEERING & CONSTRUCTION - 0.4%
5,554	Fluor Corp.		370,952
7,072	Jacobs Engineering Group, Inc. *		345,255
			716,207
	ENTERTAINMENT - 0.2%
5,660	Madison Square Garden Co. *		374,239

	ENVIRONMENTAL CONTROL - 0.9%
16,762	Republic Services, Inc. - Cl. A		654,053
5,746	Stericycle, Inc. *		669,754
10,361	Waste Connections, Inc.		502,716
			1,826,523
	FOOD - 3.0%
10,374	General Mills, Inc.		523,368
5,684	Hershey Co.		542,424
9,363	Hormel Foods Corp.		481,164
4,400	Ingredion, Inc.		333,476
4,808	JM Smucker Co.		475,944
6,760	Kellogg Co.		416,416
8,661	Kraft Foods Group, Inc.		488,480
8,092	Kroger Co.		420,784
7,149	McCormick & Co., Inc. ^		478,268
13,094	Mondelez International, Inc. - Cl. A		448,666
7,853	Pilgrim's Pride Corp. *		239,988
16,158	Sysco Corp.		613,196
6,707	Tyson Foods, Inc. ^		264,055
6,496	WhiteWave Foods Co. - Cl. A *		236,000
5,713	Whole Foods Market, Inc. ^		217,722
			6,179,951
	FOREST PRODUCTS & PAPER - 0.2%
9,825	MeadWestvaco Corp.		402,236

	GAS - 1.0%
9,624	AGL Resources, Inc.		494,096
5,564	National Fuel Gas Co. ^		389,424
13,200	NiSource, Inc.		540,936
5,618	Sempra Energy		592,025
			2,016,481
	HAND/MACHINE TOOLS - 0.6%
5,350	Lincoln Electric Holdings, Inc.		369,872
3,301	Snap-on, Inc.		399,685
4,720	Stanley Black & Decker, Inc.		419,089
			1,188,646
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	HEALTHCARE-PRODUCTS - 3.2%
7,892	Baxter International, Inc.		$ 566,409
5,247	Becton Dickinson and Co.		597,161
9,493	CareFusion Corp. *		429,558
1,960	Cooper Cos, Inc.		305,270
11,677	DENTSPLY International, Inc.		532,471
2,728	Edwards Lifesciences Corp. *		278,665
4,723	Henry Schein, Inc. *		550,088
6,295	Hospira, Inc. *		327,529
3,398	IDEXX Laboratories, Inc. *		400,386
384	Intuitive Surgical, Inc. *		177,339
6,969	Medtronic, Inc. ^		431,730
6,655	ResMed, Inc. ^		327,892
6,528	St Jude Medical, Inc.		392,529
6,263	Stryker Corp.		505,737
5,279	Varian Medical Systems, Inc. * ^		422,953
3,420	Zimmer Holdings, Inc.		343,881
			6,589,598
	HEALTHCARE-SERVICES - 1.9%
4,266	Aetna, Inc.		345,546
3,381	Cigna Corp.		306,623
6,927	DaVita HealthCare Partners, Inc. *		506,641
4,224	HCA Holdings, Inc. *		297,876
4,566	Laboratory Corp. of America Holdings *		464,591
8,196	MEDNAX, Inc. *		449,305
6,776	Quest Diagnostics, Inc. ^		411,168
4,901	UnitedHealth Group, Inc.		422,711
2,839	Universal Health Services, Inc.		296,676
3,103	WellPoint, Inc.		371,181
			3,872,318
	HOLDING COMPANIES-DIVERSIFIED - 0.2%
17,771	Leucadia National Corp.		423,661

	HOME BUILDERS - 0.6%
10,963	DR Horton, Inc.		224,961
8,463	Lennar Corp. ^		328,618
18,504	PulteGroup, Inc. ^		326,781
11,346	Toll Brothers, Inc. *		353,541
			1,233,901
	HOME FURNISHINGS - 0.2%
2,014	Harman International Industries, Inc.		197,453
2,032	Whirlpool Corp.		295,961
			493,414
	HOUSEHOLD PRODUCTS/WARES - 1.0%
8,898	Church & Dwight Co., Inc.		624,284
6,486	Clorox Co. ^		622,915
5,569	Jarden Corp. *		334,753
5,374	Kimberly-Clark Corp.		578,081
			2,160,033
	HOUSEWARES - 0.2%
12,399	Newell Rubbermaid, Inc.		426,650

	INSURANCE - 4.9%
8,982	Aflac, Inc.		523,201
1,524	Alleghany Corp. *		637,260
8,874	Allstate Corp.		544,597
10,385	American Financial Group, Inc.		601,188
8,221	American International Group, Inc.		444,098
10,756	Arthur J Gallagher & Co.		487,892
6,808	Chubb Corp.		620,072
12,000	Cincinnati Financial Corp.		564,600
10,638	CNA Financial Corp.		404,563
18,114	Genworth Financial, Inc. - Cl. A *		237,293
5,977	Lincoln National Corp.		320,247
1,005	Markel Corp. * ^		639,331
10,248	Marsh & McLennan Cos, Inc.		536,380
6,706	MetLife, Inc. ^		360,246
7,067	Principal Financial Group, Inc.		370,805
18,844	Progressive Corp.		476,376
11,031	Torchmark Corp.		577,693
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	INSURANCE (Continued) - 4.9%
6,802	Travelers Cos, Inc.		$ 638,980
11,674	Unum Group		401,352
12,991	WR Berkley Corp.		620,970
			10,007,144
	INTERNET - 1.3%
2,273	F5 Networks, Inc. *		269,896
2,516	Facebook, Inc. - Cl. A *		198,865
582	Google, Inc. - Cl. A *		342,455
14,132	Liberty Interactive Corp. *		403,045
391	Netflix, Inc. * ^		176,411
236	Priceline.com, Inc. *		273,425
10,839	Symantec Corp.		254,825
1,952	TripAdvisor, Inc. *		178,452
5,521	VeriSign, Inc. * ^		304,317
5,971	Yahoo!, Inc. *		243,318
			2,645,009
	INVESTMENT COMPANIES - 0.3%
40,931	Ares Capital Corp.		661,445

	IRON/STEEL - 0.5%
7,498	Nucor Corp. ^		406,991
5,566	Reliance Steel & Aluminum Co.		380,714
11,750	Steel Dynamics, Inc.		265,668
			1,053,373
	LEISURE TIME - 0.5%
5,506	Harley-Davidson, Inc.		320,449
2,116	Polaris Industries, Inc.		316,956
4,461	Royal Caribbean Cruises Ltd.		300,181
			937,586
	LODGING - 1.0%
6,110	Hyatt Hotels Corp. - Cl. A *		369,777
4,291	Las Vegas Sands Corp.		266,943
6,951	Marriott International, Inc. ^		485,875
4,392	Starwood Hotels & Resorts Worldwide, Inc.		365,458
4,999	Wyndham Worldwide Corp.		406,219
1,234	Wynn Resorts Ltd.		230,857
			2,125,129
	MACHINERY-CONSTRUCTION & MINING - 0.4%
4,219	Caterpillar, Inc.		417,808
5,477	Joy Global, Inc. ^		298,716
			716,524
	MACHINERY-DIVERSIFIED - 1.7%
2,789	Cummins, Inc.		368,092
7,200	Deere & Co. ^		590,328
4,452	Flowserve Corp.		313,955
5,922	IDEX Corp.		428,575
5,001	Nordson Corp.		380,426
3,261	Rockwell Automation, Inc.		358,319
3,100	Roper Industries, Inc.		453,499
4,367	Wabtec Corp. ^		353,902
8,297	Xylem, Inc.		294,461
			3,541,557
	MEDIA - 2.6%
17,906	Cablevision Systems Corp.		313,534
5,636	CBS Corp.		301,526
7,532	Comcast Corp. ^		405,071
4,111	DIRECTV *		355,684
8,306	Discovery Communications, Inc. *		313,967
2,974	FactSet Research Systems, Inc.		361,430
10,319	Gannett Co., Inc.		306,165
8,181	Liberty Media Corp. *		385,980
9,319	Nielsen Holdings NV		413,111
4,666	Scripps Networks Interactive, Inc. ^		364,368
97,452	Sirius XM Holdings, Inc. * ^		340,107
2,816	Time Warner Cable, Inc.		404,068
3,195	Time Warner, Inc.		240,296
5,435	Viacom, Inc.		418,169
4,699	Walt Disney Co. ^		418,352
			5,341,828

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	METAL FABRICATE/HARDWARE - 0.2%
1,572	Precision Castparts Corp.		$ 372,375

	MINING - 0.3%
10,137	Freeport-McMoRan Copper & Gold, Inc.		330,973
9,604	Southern Copper Corp. ^		284,759
			615,732
	MISCELLANEOUS MANUFACTURING - 2.8%
3,933	3M Co.		557,228
5,360	Carlisle Cos., Inc.		430,837
5,002	Colfax Corp. *		284,964
5,978	Danaher Corp.		454,209
9,647	Donaldson Co., Inc.		391,958
4,910	Dover Corp.		394,420
5,324	Eaton Corp. PLC		337,382
19,909	General Electric Co.		510,069
6,550	Illinois Tool Works, Inc.		552,951
6,006	Ingersoll-Rand PLC		338,498
5,492	Pall Corp.		459,680
3,210	Parker Hannifin Corp.		366,422
8,316	Textron, Inc.		299,293
5,461	Trinity Industries, Inc. ^		255,138
			5,633,049
	OFFICE/BUSINESS EQUIPMENT - 0.2%
24,133	Xerox Corp.		319,280

	OIL & GAS - 4.2%
4,390	Apache Corp.		412,089
8,461	Cabot Oil & Gas Corp.		276,590
4,305	Chevron Corp.		513,673
1,785	Cimarex Energy Co.		225,856
2,023	Concho Resources, Inc. *		253,664
6,324	ConocoPhillips		483,912
3,660	Continental Resources, Inc. * ^		243,317
6,011	Devon Energy Corp.		409,830
7,017	Diamond Offshore Drilling, Inc. ^		240,473
3,232	EOG Resources, Inc.		320,033
3,592	EQT Corp.		328,812
5,359	Exxon Mobil Corp.		504,014
3,148	Helmerich & Payne, Inc. ^		308,095
4,895	Hess Corp.		461,696
6,710	HollyFrontier Corp.		293,093
10,986	Marathon Oil Corp.		412,964
3,229	Marathon Petroleum Corp.		273,400
6,057	Murphy Oil Corp.		344,704
4,939	Noble Energy, Inc.		337,630
4,763	Occidental Petroleum Corp.		457,962
4,506	Phillips 66		366,383
4,514	Range Resources Corp.		306,094
2,393	SM Energy Co.		186,654
9,323	Southwestern Energy Co. *		325,839
4,934	Valero Energy Corp.		228,296
			8,515,073
	OIL & GAS SERVICES - 1.5%
5,676	Baker Hughes, Inc.		369,281
5,846	Cameron International Corp. *		388,058
3,613	Dresser-Rand Group, Inc. *		297,205
6,685	FMC Technologies, Inc. *		363,062
5,261	Halliburton Co.		339,387
4,984	National Oilwell Varco, Inc.		379,282
5,439	Oceaneering International, Inc.		354,460
4,181	Schlumberger Ltd.		425,166
1,670	Targa Resources Corp.		227,404
			3,143,305
	PACKAGING & CONTAINERS - 0.9%
7,920	Ball Corp.		501,098
9,158	Crown Holdings, Inc. *		407,714
4,964	Packaging Corp. of America		316,803
6,879	Rock-Tenn Co.		327,303

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	PACKAGING & CONTAINERS (Continued) - 0.9%
8,691	Sealed Air Corp.		$ 303,142
			1,856,060
	PHARMACEUTICALS - 2.7%
12,657	Abbott Laboratories		526,405
5,696	AbbVie, Inc. ^		329,001
1,466	Allergan, Inc.		261,227
6,443	Bristol-Myers Squibb Co.		329,753
6,932	Eli Lilly & Co.		449,540
5,623	Express Scripts Holding Co. *		397,153
5,423	Johnson & Johnson		578,038
1,990	McKesson Corp.		387,393
4,210	Mead Johnson Nutrition Co. - Cl. A		405,086
6,832	Merck & Co., Inc.		405,001
5,711	Mylan, Inc. *		259,793
15,445	Pfizer, Inc.		456,709
6,252	Quintiles Transnational Holdings, Inc. *		348,737
11,753	Zoetis, Inc.		434,273
			5,568,109
	PIPELINES - 0.6%
9,330	Kinder Morgan, Inc. ^		357,712
5,947	ONEOK, Inc.		389,826
12,865	Spectra Energy Corp. ^		505,080
			1,252,618
	REAL ESTATE - 0.4%
12,007	CBRE Group, Inc. - Cl. A *		357,088
3,250	Jones Lang LaSalle, Inc.		410,605
			767,693
	RETAIL - 6.8%
2,234	Advance Auto Parts, Inc.		291,090
6,257	AutoNation, Inc. *		314,790
852	AutoZone, Inc. * ^		434,230
4,657	Bed Bath & Beyond, Inc. *		306,570
4,459	Best Buy Co., Inc.		149,778
8,695	Burger King Worldwide, Inc. ^		257,894
5,272	CarMax, Inc. * ^		244,884
374	Chipotle Mexican Grill, Inc. - Cl. A *		249,305
7,589	Coach, Inc.		270,244
4,389	Costco Wholesale Corp.		550,030
6,852	CVS Caremark Corp.		545,351
7,265	Darden Restaurants, Inc. ^		373,857
5,136	Dick's Sporting Goods, Inc. ^		225,368
4,562	Dollar General Corp. *		278,784
7,669	Dollar Tree, Inc. *		430,001
2,634	Family Dollar Stores, Inc.		203,450
5,834	Foot Locker, Inc.		324,662
7,833	Gap, Inc. ^		326,558
5,477	Home Depot, Inc.		502,460
6,067	Kohl's Corp. ^		370,269
5,148	L Brands, Inc.		344,813
7,818	Lowe's Cos, Inc.		413,729
5,786	Macy's, Inc.		336,629
7,589	McDonald's Corp.		719,513
4,755	MSC Industrial Direct Co., Inc. ^		406,362
4,543	Nordstrom, Inc.		310,605
2,600	O'Reilly Automotive, Inc. * ^		390,936
4,031	PetSmart, Inc.		282,533
29,714	Rite Aid Corp. * ^		143,816
5,082	Ross Stores, Inc.		384,098
17,347	Staples, Inc.		209,899
6,402	Target Corp.		401,277
5,652	TJX Cos, Inc.		334,429
5,684	Tractor Supply Co.		349,623
2,508	Ulta Salon Cosmetics & Fragrance, Inc. *		296,370
7,983	Urban Outfitters, Inc. *		292,976
9,202	Wal-Mart Stores, Inc. ^		703,677
3,905	Walgreen Co.		231,449
4,199	Williams-Sonoma, Inc.		279,527
4,896	Yum! Brands, Inc.		352,414
			13,834,250
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SAVINGS & LOANS - 0.5%
51,105	Hudson City Bancorp, Inc.		$ 496,741
32,241	New York Community Bancorp, Inc. ^		511,665
			1,008,406
	SEMICONDUCTORS - 2.8%
11,943	Altera Corp.		427,321
8,303	Analog Devices, Inc.		410,915
14,003	Applied Materials, Inc.		302,605
4,882	Cree, Inc. * ^		199,918
2,368	First Solar, Inc. *		155,838
10,758	Intel Corp.		374,594
5,358	KLA-Tencor Corp.		422,103
4,068	Lam Research Corp. ^		303,880
9,009	Linear Technology Corp.		399,910
10,518	Maxim Integrated Products, Inc.		318,064
9,215	Microchip Technology, Inc. ^		435,224
6,678	Micron Technology, Inc. *		228,788
15,889	NVIDIA Corp. ^		293,152
5,678	QUALCOMM, Inc.		424,544
4,105	Skyworks Solutions, Inc.		238,295
8,604	Texas Instruments, Inc.		410,325
6,634	Xilinx, Inc.		280,950
			5,626,426
	SOFTWARE - 3.0%
12,330	Activision Blizzard, Inc.		256,341
4,533	Adobe Systems, Inc. *		313,638
3,781	Akamai Technologies, Inc. *		226,104
5,089	ANSYS, Inc. *		385,085
5,361	Autodesk, Inc. *		295,391
14,904	CA, Inc.		416,418
5,469	Cerner Corp. *		325,788
4,290	Citrix Systems, Inc. *		306,049
7,901	Fidelity National Information Services, Inc.		444,826
7,381	Fiserv, Inc. *		477,071
8,926	Microsoft Corp.		413,809
8,105	MSCI, Inc. - Cl. A		381,097
11,272	Oracle Corp.		431,492
12,790	Paychex, Inc.		565,318
5,601	Red Hat, Inc. *		314,496
2,717	Vmware, Inc. - Cl. A * ^		254,963
			5,807,886
	TELECOMMUNICATIONS - 1.6%
15,016	AT&T, Inc. ^		529,164
19,008	Cisco Systems, Inc.		478,431
16,760	Corning, Inc.		324,138
6,190	Harris Corp.		411,016
11,882	Juniper Networks, Inc.		263,186
8,206	Motorola Solutions, Inc.		519,276
10,539	Verizon Communications, Inc.		526,845
27,291	Windstream Holdings, Inc. ^		294,197
			3,346,253
	TEXTILES - 0.2%
2,415	Mohawk Industries, Inc. *		325,590

	TOYS/GAMES/HOBBIES - 0.2%
8,785	Hasbro, Inc.		483,131

	TRANSPORTATION - 2.5%
5,398	CH Robinson Worldwide, Inc. ^		357,995
13,879	CSX Corp.		444,961
9,208	Expeditors International of Washington, Inc.		373,661
2,885	FedEx Corp.		465,783
4,164	Genesee & Wyoming, Inc. * ^		396,871
6,249	JB Hunt Transport Services, Inc.		462,738
2,189	Kansas City Southern		265,307
2,777	Kirby Corp. *		327,269
3,875	Norfolk Southern Corp.		432,450
6,065	Old Dominion Freight Line, Inc. *		428,432
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	TRANSPORTATION (Continued) - 2.5%
5,075	Union Pacific Corp.		$ 550,232
6,195	United Parcel Service, Inc.		608,907
			5,114,606
	TRUCKING & LEASING - 0.1%
1,058	AMERCO		277,080

	WATER - 0.3%
11,975	American Water Works Co., Inc.		577,554

	TOTAL COMMON STOCK (Cost - $182,952,754)		193,907,991

	MUTUAL FUND - 4.6%
	EQUITY FUND - 4.6%
269,478	Compass EMP US 500 Enhanced Volatility Weighted Index ^		9,299,686
	TOTAL MUTUAL FUND (Cost - $9,489,348)

	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
982,868	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **		982,868
	TOTAL SHORT-TERM INVESTMENTS (Cost - $982,868)

	COLLATERAL FOR SECURITIES LOANED - 12.3%
25,107,577	Mount Vernon Securities Lending Prime Portfolio, 0.19%		25,107,577
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $25,107,577)

	TOTAL INVESTMENTS - 112.5% (Cost - $218,532,547) (a)		$ 229,298,122
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5) %		(25,552,069)
	NET ASSETS - 100.0%		$ 203,746,053

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $24,253,943.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,520,142 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 13,815,178
	Unrealized depreciation		(3,037,198)
	Net unrealized appreciation		$ 10,777,980

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
6	S&P E-Mini Future, Dec. 2014	$ 589,650	$ (8,300)
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 89.4%
	ADVERSTISING - 0.2%
690	Omnicom Group, Inc.		$ 47,513

	AEROSPACE/DEFENSE - 1.7%
397	B/E Aerospace, Inc. *		33,324
354	Boeing Co.		45,093
389	General Dynamics Corp.		49,438
318	L-3 Communications Holdings, Inc.		37,817
281	Lockheed Martin Corp.		51,361
384	Northrop Grumman Corp.		50,596
448	Raytheon Co.		45,526
723	Rockwell Collins, Inc.		56,756
555	United Technologies Corp.		58,607
			428,518
	AGRICULTURE - 1.0%
1,350	Altria Group, Inc. ^		62,019
975	Archer-Daniels-Midland Co.		49,823
466	Lorillard, Inc.		27,918
711	Philip Morris International, Inc.		59,297
717	Reynolds American, Inc.		42,303
			241,360
	AIRLINES - 0.4%
665	Alaska Air Group, Inc.		28,954
690	Delta Air Lines, Inc.		24,944
1,070	Southwest Airlines Co.		36,134
			90,032
	APPAREL - 0.8%
325	Hanesbrands, Inc.		34,918
609	NIKE, Inc.		54,323
305	Ralph Lauren Corp.		50,242
295	Under Armour, Inc. - Cl. A * ^		20,385
723	VF Corp.		47,740
			207,608
	AUTO MANUFACTURERS - 0.5%
3,015	Ford Motor Co.		44,592
1,154	General Motors Co.		36,859
747	PACCAR, Inc.		42,485
			123,936
	AUTO PARTS & EQUIPMENT - 0.9%
1,406	Allison Transmission Holdings, Inc.		40,057
725	BorgWarner, Inc. ^		38,142
899	Johnson Controls, Inc.		39,556
420	Lear Corp.		36,292
365	TRW Automotive Holdings Corp. *		36,956
456	WABCO Holdings, Inc. *		41,473
			232,476
	BANKS - 4.2%
1,255	Bank of America Corp.		48,606
1,458	BB&T Corp.		54,252
611	Capital One Financial Corp.		49,870
895	CIT Group, Inc.		41,134
809	Citigroup, Inc.		41,922
880	Comerica, Inc.		43,877
2,327	Fifth Third Bancorp		46,587
684	First Republic Bank ^		33,776
286	Goldman Sachs Group, Inc.		52,501
4,516	Huntington Bancshares, Inc.		43,941
3,076	KeyCorp		41,003
539	M&T Bank Corp.		66,453
1,112	Morgan Stanley		38,442
807	Northern Trust Corp.		54,900
630	PNC Financial Services Group, Inc.		53,915
4,110	Regions Financial Corp.		41,264
296	Signature Bank *		33,170
592	State Street Corp.		43,577
1,189	SunTrust Banks, Inc.		45,218
320	SVB Financial Group *		35,869
1,498	US Bancorp		62,661
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	BANKS (Continued) - 4.2%
1,258	Wells Fargo & Co.		$ 65,253
			1,038,191
	BEVERAGES - 1.7%
613	Brown-Forman Corp.		55,305
1,545	Coca-Cola Co.		65,910
1,148	Coca-Cola Enterprises, Inc.		50,925
482	Constellation Brands, Inc. *		42,011
822	Dr Pepper Snapple Group, Inc.		52,863
128	Keurig Green Mountain, Inc.		16,657
601	Molson Coors Brewing Co.		44,738
228	Monster Beverage Corp. *		20,901
716	PepsiCo, Inc.		66,652
			415,962
	BIOTECHNOLOGY - 0.7%
258	Amgen, Inc.		36,239
73	Biogen Idec, Inc. *		24,149
324	Celgene Corp. *		30,709
288	Gilead Sciences, Inc. *		30,658
122	Illumina, Inc. *		19,998
65	Regeneron Pharmaceuticals, Inc. * ^		23,433
			165,186
	BUILDING MATERIALS - 0.1%
768	Fortune Brands Home & Security, Inc.		31,572
1,411	Masco Corp.		33,751
579	Vulcan Materials Co.		34,874
			100,197
	CHEMICALS - 4.5%
341	Air Products & Chemicals, Inc.		44,391
487	Airgas, Inc.		53,887
740	Celanese Corporation- Series A		43,305
158	CF Industries Holdings, Inc.		44,117
814	Dow Chemical Co. ^		42,686
538	Eastman Chemical Co.		43,519
568	Ecolab, Inc.		65,223
847	EI du Pont de Nemours & Co.		60,781
737	FMC Corp.		42,149
1,445	Huntsman Corp.		37,556
555	International Flavors & Fragrances, Inc.		53,213
449	LyondellBasell Industries NV		48,788
1,191	Mosaic Co.		52,892
117	NewMarket Corp.		44,579
270	PPG Industries, Inc.		53,120
513	Praxair, Inc.		66,177
1,074	RPM International, Inc.		49,168
241	Sherwin-Williams Co.		52,777
713	Sigma-Aldrich Corp.		96,975
653	Valspar Corp.		51,580
444	W.R. Grace & Co. *		40,377
384	Westlake Chemical Corp.		33,251
			1,120,511
	COMMERCIAL SERVICES - 3.3%
700	ADT Corp. ^		24,822
129	Alliance Data Systems Corp. *		32,027
1,362	Aramark Holdings Corp.		35,821
791	Automatic Data Processing, Inc.		65,716
875	Cintas Corp.		61,766
697	Equifax, Inc.		52,094
215	FleetCor Technologies, Inc. *		30,556
505	Gartner, Inc. *		37,102
479	Manpowergroup, Inc.		33,578
484	MasterCard, Inc. - Cl. A		35,777
561	Mcgraw Hill Financial, Inc.		47,376
459	Moody's Corp. ^		43,376
1,171	Quanta Services, Inc. *		42,496
776	Robert Half International, Inc.		38,024
1,185	SEI Investments Co.		42,850
1,649	Total System Services, Inc.		51,053
329	Towers Watson & Co.		32,736
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	COMMERCIAL SERVICES (Continued) - 3.3%
255	United Rentals, Inc. *		$ 28,331
869	Verisk Analytics, Inc. - Cl. A *		52,913
2,542	Western Union Co. ^		40,772
			829,186
	COMPUTERS- 2.2%
326	3D Systems Corp. * ^		15,117
405	Apple, Inc.		40,804
696	Cognizant Technology Solutions Corp. - Cl. A *		31,160
654	Computer Sciences Corp.		39,992
1,746	EMC Corp.		51,088
1,082	Hewlett-Packard Co.		38,379
398	IHS, Inc. - Cl. A *		49,826
297	International Business Machines Corp.		56,380
877	NCR Corp. *		29,301
820	NetApp, Inc.		35,227
283	SanDisk Corp.		27,720
1,266	Synopsys, Inc. *		50,254
747	Teradata Corp. * ^		31,314
394	Western Digital Corp.		38,342
			534,904
	COSMETIC/PERSONAL CARE - 0.8%
1,025	Colgate-Palmolive Co.		66,851
685	Estee Lauder Cos, Inc.		51,183
886	Procter & Gamble Co.		74,193
			192,227
	DISTRIBUTION/WHOLESALE - 1.0%
692	Arrow Electronics, Inc. *		38,302
986	Fastenal Co.		44,271
336	Fossil Group, Inc. *		31,550
593	Genuine Parts Co.		52,012
1,009	LKQ Corp. *		26,829
195	WW Grainger, Inc.		49,072
			242,036
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
158	Affiliated Managers Group, Inc. *		31,657
568	American Express Co.		49,723
339	Ameriprise Financial, Inc.		41,826
137	BlackRock, Inc. - Cl. A		44,980
1,096	Charles Schwab Corp.		32,211
550	CME Group, Inc. - Cl. A		43,975
739	Discover Financial Services		47,584
784	Franklin Resources, Inc.		42,814
1,024	Invesco Ltd.		40,428
724	Legg Mason, Inc.		37,040
997	NASDAQ OMX Group, Inc. ^		42,293
755	Raymond James Financial, Inc.		40,453
602	T Rowe Price Group, Inc.		47,197
1,071	TD Ameritrade Holding Corp.		35,739
209	Visa, Inc. - Cl. A		44,594
			622,514
	ELECTRIC - 4.9%
1,116	Alliant Energy Corp.		61,838
1,317	Ameren Corp.		50,481
1,016	American Electric Power Co., Inc.		53,045
2,003	CMS Energy Corp.		59,409
1,074	Consolidated Edison, Inc.		60,853
809	Dominion Resources, Inc.		55,894
794	DTE Energy Co.		60,408
715	Entergy Corp.		55,291
1,317	Exelon Corp.		44,897
1,345	ITC Holdings Corp.		47,922
1,772	MDU Resources Group, Inc.		49,279
618	NextEra Energy, Inc. ^		58,018
1,408	Northeast Utilities		62,374
1,770	OGE Energy Corp.		65,685
1,354	Pepco Holdings, Inc.		36,233
1,170	PG&E Corp.		52,697
991	Pinnacle West Capital Corp.		54,148

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	ELECTRIC (Continued) - 4.9%
1,260	Public Service Enterprise Group, Inc.		$ 46,922
1,201	SCANA Corp.		59,582
1,572	Southern Co.		68,618
1,237	Wisconsin Energy Corp. ^		53,190
2,100	Xcel Energy, Inc.		63,840
			1,220,624
	ELECTRIC COMPONENTS & EQUIPMENT - 0.9%
208	Acuity Brands, Inc.		24,484
1,048	AMETEK, Inc.		52,620
918	Emerson Electric Co.		57,448
292	Energizer Holdings, Inc.		35,977
402	Hubbell, Inc.		48,454
			218,983
	ELECTRONICS - 1.6%
693	Agilent Technologies, Inc.		39,487
584	Amphenol Corp.		58,318
880	Avnet, Inc.		36,520
3,714	Flextronics International Ltd. *		38,328
647	Honeywell International, Inc.		60,249
165	Mettler-Toledo International, Inc. *		42,261
408	Thermo Fisher Scientific, Inc.		49,654
930	Trimble Navigation Ltd. *		28,365
382	Waters Corp. *		37,864
			391,046
	ENGINEERING & CONSTRUCTION - 0.3%
638	Fluor Corp.		42,612
821	Jacobs Engineering Group, Inc. *		40,081
			82,693
	ENTERTAINMENT - 0.2%
650	Madison Square Garden, Inc. *		42,978

	ENVIRONMENTAL CONTROL - 0.8%
1,934	Republic Services, Inc. - Cl. A		75,465
668	Stericycle, Inc. *		77,862
1,178	Waste Connections, Inc.		57,156
			210,483
	FOOD - 2.9%
1,242	General Mills, Inc.		62,659
639	Hershey Co.		60,980
1,069	Hormel Foods Corp.		54,936
504	Ingredion, Inc.		38,198
559	JM Smucker Co.		55,335
799	Kellogg Co.		49,218
1,012	Kraft Foods Group, Inc.		57,077
922	Kroger Co.		47,944
829	McCormick & Co., Inc.		55,460
1,501	Mondelez International, Inc. - Cl. A		51,432
866	Pilgrim's Pride Corp. *		26,465
1,875	Sysco Corp.		71,156
774	Tyson Foods, Inc.		30,472
744	WhiteWave Foods Co. - Cl. A *		27,030
639	Whole Foods Market, Inc. ^		24,353
			712,715
	FOREST PRODUCTS & PAPER - 0.2%
1,123	MeadWestvaco Corp.		45,976

	GAS - 0.9%
1,120	AGL Resources, Inc.		57,501
665	National Fuel Gas Co.		46,543
1,550	NiSource, Inc.		63,519
644	Sempra Energy		67,865
			235,428
	HAND/MACHINE TOOLS - 0.5%
609	Lincoln Electric Holdings, Inc.		42,103
380	Snap-on, Inc.		46,010
536	Stanley Black & Decker, Inc.		47,592
			135,705
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	HEALTHCARE PRODUCTS - 3.1%
937	Baxter International, Inc.		$ 67,248
606	Becton Dickinson and Co.		68,969
1,086	CareFusion Corp. *		49,142
234	Cooper Cos, Inc.		36,446
1,364	DENTSPLY International, Inc.		62,198
306	Edwards Lifesciences Corp. *		31,258
549	Henry Schein, Inc. *		63,942
722	Hospira, Inc. *		37,566
407	IDEXX Laboratories, Inc. *		47,957
44	Intuitive Surgical, Inc.*		20,320
797	Medtronic, Inc. ^		49,374
782	ResMed, Inc. ^		38,529
769	St Jude Medical, Inc.		46,240
720	Stryker Corp.		58,140
631	Varian Medical Systems, Inc. *		50,556
396	Zimmer Holdings, Inc.		39,817
			767,702
	HEALTHCARE SERVICES - 1.8%
495	Aetna, Inc.		40,095
386	Cigna Corp.		35,006
793	DaVita HealthCare Partners, Inc. *		58,000
477	HCA Holdings, Inc. *		33,638
531	Laboratory Corp. of America Holdings *		54,029
963	MEDNAX, Inc. *		52,792
777	Quest Diagnostics, Inc. ^		47,148
562	UnitedHealth Group, Inc.		48,473
323	Universal Health Services, Inc.		33,754
351	WellPoint, Inc.		41,986
			444,921
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
2,048	Leucadia National Corp.		48,824

	HOME BUILDERS - 0.6%
1,251	DR Horton, Inc.		25,671
927	Lennar Corp. Cl. A ^		35,995
2,129	PulteGroup, Inc. ^		37,598
1,309	Toll Brothers, Inc. *		40,788
			140,052
	HOME FURNISHINGS - 0.2%
241	Harman International Industries, Inc.		23,628
234	Whirlpool Corp.		34,082
			57,710
	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,021	Church & Dwight Co., Inc.		71,633
747	Clorox Co. ^		71,742
638	Jarden Corp.*		38,350
620	Kimberly-Clark Corp.		66,693
			248,418
	HOUSEWARES - 0.2%
1,424	Newell Rubbermaid, Inc.		49,000

	INSURANCE - 4.6%
1,053	Aflac, Inc.		61,337
175	Alleghany Corp. *		73,176
999	Allstate Corp.		61,309
1,190	American Financial Group, Inc.		68,889
930	American International Group, Inc.		50,239
1,259	Arthur J Gallagher & Co.		57,108
773	Chubb Corp.		70,405
1,381	Cincinnati Financial Corp.		64,976
1,201	CNA Financial Corp.		45,674
2,087	Genworth Financial, Inc. - Cl. A *		27,340
669	Lincoln National Corp.		35,845
115	Markel Corp. *		73,157
1,164	Marsh & McLennan Cos., Inc.		60,924
756	MetLife, Inc. ^		40,612
802	Principal Financial Group, Inc.		42,081

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	INSURANCE (Continued) - 4.6%
2,125	Progressive Corp.		$ 53,720
1,264	Torchmark Corp. *		66,196
771	Travelers Cos, Inc.		72,428
1,323	Unum Group		45,485
1,483	WR Berkley Corp.		70,887
			1,141,788
	INTERNET - 1.2%
257	F5 Networks, Inc. *		30,516
291	Facebook, Inc. - Cl. A *		23,001
67	Google, Inc. - Cl. A *		39,423
1,653	Liberty Interactive Corp. *		47,144
47	Netflix, Inc. * ^		21,205
27	Priceline Group, Inc. *		31,282
1,256	Symantec Corp.		29,529
224	TripAdvisor, Inc. *		20,478
642	VeriSign, Inc. * ^		35,387
669	Yahoo!, Inc. *		27,261
			305,226
	INVESTMENT COMPANIES - 0.3%
4,880	Ares Capital Corp.		78,861

	IRON/STEEL - 0.5%
816	Nucor Corp.		44,292
612	Reliance Steel & Aluminum Co.		41,861
1,280	Steel Dynamics, Inc.		28,941
			115,094
	LEISURE TIME - 0.4%
651	Harley-Davidson, Inc.		37,888
239	Polaris Industries, Inc.		35,800
499	Royal Caribbean Cruises Ltd.		33,578
			107,266
	LODGING - 1.0%
680	Hyatt Hotels Corp. - Cl. A *		41,154
487	Las Vegas Sands Corp.		30,296
782	Marriott International, Inc. ^		54,662
509	Starwood Hotels & Resorts Worldwide, Inc.		42,354
568	Wyndham Worldwide Corp.		46,156
138	Wynn Resorts Ltd.		25,816
			240,438
	MACHINERY-CONSTRUCTION & MINING - 0.3%
494	Caterpillar, Inc.		48,921
630	Joy Global, Inc. ^		34,360
			83,281
	MACHINERY-DIVERSIFIED - 1.6%
326	Cummins, Inc.		43,025
809	Deere & Co. ^		66,330
521	Flowserve Corp.		36,741
692	IDEX Corp.		50,080
583	Nordson Corp.		44,349
371	Rockwell Automation, Inc.		40,765
352	Roper Industries, Inc.		51,494
499	Wabtec Corp.		40,439
945	Xylem, Inc.		33,538
			406,761
	MEDIA - 2.5%
2,054	Cablevision Systems Corp.		35,966
662	CBS Corp.		35,417
869	Comcast Corp. ^		46,735
470	DIRECTV *		40,664
981	Discovery Communications, Inc. *		37,082
350	FactSet Research Systems, Inc.		42,536
1,181	Gannett Co., Inc.		35,040
948	Liberty Media Corp. *		44,727
1,104	Nielsen Holdings NV		48,940
541	Scripps Networks Interactive, Inc.		42,247
11,154	Sirius XM Holdings, Inc. * ^		38,927
325	Time Warner Cable, Inc.		46,634

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	MEDIA (Continued) - 2.5%
362	Time Warner, Inc.		$ 27,226
625	Viacom, Inc.		48,088
537	Walt Disney Co. ^		47,809
			618,038
	METAL FABRICATE/HARDWARE - 0.2%
178	Precision Castparts Corp.		42,165

	MINING - 0.3%
1,179	Freeport-McMoRan Copper & Gold, Inc.		38,494
1,080	Southern Copper Corp.		32,022
			70,516
	MISCELLANEOUS MANUFACTURING - 2.6%
446	3M Co.		63,189
618	Carlisle Cos, Inc.		49,675
590	Colfax Corp. *		33,612
668	Danaher Corp.		50,755
1,116	Donaldson Co., Inc.		45,343
575	Dover Corp.		46,190
628	Eaton Corp.		39,796
2,271	General Electric Co.		58,183
748	Illinois Tool Works, Inc.		63,146
689	Ingersoll-Rand PLC		38,832
634	Pall Corp.		53,066
374	Parker Hannifin Corp.		42,692
986	Textron, Inc.		35,486
594	Trinity Industries, Inc. ^		27,752
			647,717
	OFFICE/BUSINESS EQUIPMENT - 0.2%
2,732	Xerox Corp.		36,144

	OIL & GAS - 4.0%
508	Apache Corp.		47,686
996	Cabot Oil & Gas Corp.		32,559
497	Chevron Corp.		59,302
208	Cimarex Energy Co.		26,318
233	Concho Resources, Inc. *		29,216
720	ConocoPhillips		55,094
450	Continental Resources, Inc. * ^		29,916
684	Devon Energy Corp.		46,635
876	Diamond Offshore Drilling, Inc. ^		30,021
362	EOG Resources, Inc.		35,845
417	EQT Corp.		38,172
619	Exxon Mobil Corp.		58,217
356	Helmerich & Payne, Inc. ^		34,842
573	Hess Corp.		54,045
797	HollyFrontier Corp.		34,813
1,291	Marathon Oil Corp.		48,529
386	Marathon Petroleum Corp.		32,683
705	Murphy Oil Corp.		40,122
559	Noble Energy, Inc.		38,213
553	Occidental Petroleum Corp.		53,171
515	Phillips 66		41,875
540	Range Resources Corp.		36,617
277	SM Energy Co.		21,606
1,123	Southwestern Energy Co. *		39,249
608	Valero Energy Corp.		28,132
			992,878
	OIL & GAS SERVICES - 1.5%
648	Baker Hughes, Inc.		42,159
681	Cameron International Corp. *		45,205
385	Dresser-Rand Group, Inc. *		31,670
799	FMC Technologies, Inc. *		43,394
609	Halliburton Co.		39,287
581	National Oilwell Varco, Inc.		44,214
635	Oceaneering International, Inc.		41,383
481	Schlumberger Ltd.		48,913
196	Targa Resources Corp.		26,689
			362,914
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value

	PACKAGING & CONTAINERS - 0.9%
937	Ball Corp.		$ 59,284
1,112	Crown Holdings, Inc. *		49,506
602	Packaging Corp. of America		38,420
800	Rock-Tenn Co.		38,064
1,010	Sealed Air Corp.		35,229
			220,503
	PHARMACEUTICALS - 2.5%
1,431	Abbott Laboratories		59,515
631	AbbVie, Inc.		36,447
166	Allergan, Inc.		29,580
742	Bristol-Myers Squibb Co.		37,976
777	Eli Lilly & Co.		50,388
652	Express Scripts Holding Co. *		46,051
611	Johnson & Johnson		65,126
229	McKesson Corp.		44,579
478	Mead Johnson Nutrition Co. - Cl. A		45,993
793	Merck & Co., Inc.		47,009
646	Mylan, Inc. *		29,387
1,713	Pfizer, Inc.		50,653
714	Quintiles Transnational Holdings, Inc. *		39,827
1,338	Zoetis Inc.		49,439
			631,970
	PIPELINES - 0.6%
1,087	Kinder Morgan, Inc. ^		41,676
695	ONEOK, Inc.		45,557
1,506	Spectra Energy Corp.		59,126
			146,359
	REAL ESTATE - 0.4%
1,396	CBRE Group, Inc. - Cl. A *		41,517
378	Jones Lang LaSalle, Inc.		47,757
			89,274
	RETAIL - 6.3%
262	Advance Auto Parts, Inc.		34,139
738	AutoNation, Inc. *		37,129
97	AutoZone, Inc. * ^		49,437
551	Bed Bath & Beyond, Inc. *		36,272
475	Burger King Worldwide, Inc. ^		15,955
1,013	CarMax, Inc. *		30,046
591	Chipotle Mexican Grill, Inc. - Cl. A *		27,452
43	Coach, Inc.		28,663
865	Costco Wholesale Corp.		30,803
505	CVS Caremark Corp.		63,287
787	Darden Restaurants, Inc. ^		62,637
794	Dick's Sporting Goods, Inc.		40,859
595	Dollar General Corp. *		26,109
531	Dollar Tree, Inc. *		32,449
864	Dunkin' Brands Group, Inc.		48,444
304	Family Dollar Stores, Inc.		23,481
666	Foot Locker, Inc.		37,063
910	Gap, Inc. ^		37,938
611	Home Depot, Inc.		56,053
658	Kohl's Corp.^		40,158
577	L Brands, Inc.		38,647
890	Lowe's Cos, Inc.		47,099
660	Macy's, Inc.		38,399
870	McDonald's Corp.		82,485
552	MSC Industrial Direct Co., Inc.		47,174
519	Nordstrom, Inc.		35,484
301	O'Reilly Automotive, Inc. * ^		45,258
460	PetSmart, Inc.		32,241
4,081	Rite Aid Corp. *		19,752
583	Ross Stores, Inc.		44,063
1,905	Staples, Inc.		23,051
715	Target Corp.		44,816
646	TJX Cos, Inc.		38,224
656	Tractor Supply Co.		40,351

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	RETAIL (Continued) - 6.3%
236	Ulta Salon Cosmetics & Fragrance, Inc. *		$ 27,888
923	Urban Outfitters, Inc. *		33,874
451	Walgreen Co.		26,731
1,065	Wal-Mart Stores, Inc. ^		81,441
464	Williams-Sonoma, Inc.		30,888
564	Yum! Brands, Inc.		40,597
			1,576,837
	SAVINGS & LOANS - 0.5%
5,812	Hudson City Bancorp, Inc.		56,493
3,600	New York Community Bancorp, Inc. ^		57,132
			113,625
	SEMICONDUCTORS - 2.6%
1,332	Altera Corp.		47,659
944	Analog Devices, Inc.		46,719
1,596	Applied Materials, Inc.		34,490
556	Cree, Inc. * ^		22,768
269	First Solar, Inc. *		17,703
1,232	Intel Corp.		42,898
601	KLA-Tencor Corp.		47,347
439	Lam Research Corp.		32,793
1,029	Linear Technology Corp.		45,677
1,190	Maxim Integrated Products, Inc.		35,986
1,041	Microchip Technology, Inc. ^		49,166
759	Micron Technology, Inc. *		26,003
1,845	NVIDIA Corp.		34,040
650	QUALCOMM, Inc.		48,601
458	Skyworks Solutions, Inc.		26,587
970	Texas Instruments, Inc.		46,259
734	Xilinx, Inc.		31,085
			635,781
	SOFTWARE - 2.7%
1,552	Activision Blizzard, Inc.		32,266
555	Adobe Systems, Inc. *		38,400
417	Akamai Technologies, Inc. *		24,937
589	ANSYS, Inc. *		44,570
592	Autodesk, Inc. *		32,619
1,721	CA, Inc.		48,085
638	Cerner Corp. *		38,006
487	Citrix Systems, Inc. *		34,743
928	Fidelity National Information Services, Inc.		52,246
847	Fiserv, Inc. *		54,746
1,031	Microsoft Corp.		47,797
890	MSCI, Inc. - Cl. A		41,848
1,272	Oracle Corp.		48,692
1,443	Paychex, Inc.		63,781
653	Red Hat, Inc. *		36,666
317	Vmware, Inc. - Cl. A *		29,747
			669,149
	TELECOMMUNICATIONS - 1.8%
1,231	Amdocs Ltd.		56,478
1,709	AT&T, Inc. ^		60,225
2,165	Cisco Systems, Inc.		54,493
1,958	Corning, Inc.		37,868
710	Harris Corp.		47,144
1,428	Juniper Networks, Inc.		31,630
934	Motorola Solutions, Inc.		59,104
1,191	Verizon Communications, Inc.		59,538
3,128	Windstream Holdings, Inc. ^		33,720
			440,200
	TEXTILES - 0.2%
284	Mohawk Industries, Inc. *		38,289

	TOYS/GAMES/HOBBIES - 0.2%
1,009	Hasbro, Inc.		55,490

	TRANSPORTATION - 2.3%
609	CH Robinson Worldwide, Inc.		40,389
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
September 30, 2014

Shares			Value
	TRANSPORTATION (Continued) - 2.3%
1,530	CSX Corp.		$ 49,052
1,053	Expeditors International of Washington, Inc.		42,731
315	FedEx Corp.		50,857
461	Genesee & Wyoming, Inc. *		43,938
731	JB Hunt Transport Services, Inc.		54,131
238	Kansas City Southern		28,846
317	Kirby Corp. *		37,358
430	Norfolk Southern Corp.		47,988
675	Old Dominion Freight Line, Inc. *		47,682
574	Union Pacific Corp.		62,233
699	United Parcel Service, Inc.		68,702
			573,907
	TRUCKING & LEASING - 0.1%
122	AMERCO		31,951

	WATER - 0.3%
1,397	American Water Works Co., Inc.		67,377

	TOTAL COMMON STOCK (Cost - $21,798,672)		22,225,414

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
1,948,948	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.0% **		1,948,948
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,948,948)

	COLLATERAL FOR SECURITIES LOANED - 7.2%
1,785,713	Mount Vernon Securities Lending Prime Portfolio, 0.19%		1,785,713
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,785,713)

	TOTAL INVESTMENTS - 104.4% (Cost - $25,533,333) (a)		$ 25,960,075
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4) %		(1,104,811)
	NET ASSETS - 100.0%		$ 24,855,264

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $1,723,236.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,531,631 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,046,590
	Unrealized depreciation		(618,146)
	Net unrealized appreciation		$ 428,444

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	SHORT FUTURES CONTRACTS - 0.5%
	Equity Futures - 0.5%
91	S&P E-Mini Future, Dec 2014	8,943,025	124,788
	TOTAL SHORT FUTURES CONTRACTS	$ 8,943,025	124,788

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 97.1%
	ADVERTISING - 0.6%
6,081	JCDecaux SA		$ 191,954
2,886	Publicis Groupe SA		198,164
10,890	WPP PLC		218,961
			609,079
	AEROSPACE/DEFENSE - 0.9%
3,075	Airbus Group NV		193,472
31,000	IHI Corp.		160,554
3,354	Safran SA		217,634
4,323	Thales SA		230,255
6,933	Zodiac Aerospace		221,125
			1,023,040
	AGRICULTURE - 0.6%
4,665	British American Tobacco PLC		263,389
5,273	Imperial Tobacco Group PLC		227,777
5,787	Japan Tobacco, Inc.		188,221
			679,387
	AIRLINES - 0.7%
110,000	Cathay Pacific Airways Ltd.		202,568
8,200	Japan Airlines Co., Ltd.		224,309
41,000	Singapore Airlines Ltd.		316,374
			743,251
	APPAREL - 1.1%
8,552	Burberry Group PLC		209,531
1,307	Christian Dior SA		219,036
865	Hermes International		258,628
1,257	LVMH Moet Hennessy Louis Vuitton SA		204,307
1,712	Michael Kors Holdings Ltd. *		122,220
22,290	Prada SPA		135,342
			1,149,064
	AUTO MANUFACTURERS - 2.6%
1,899	Bayerische Motoren Werke AG		203,899
68,000	Brilliance China Automotive Holdings Ltd.		118,744
11,051	Daihatsu Motor Co., Ltd.		175,434
2,265	Daimler AG		173,716
6,265	Fuji Heavy Industries Ltd.		207,139
10,005	Hino Motors Ltd.		139,944
5,943	Honda Motor Co., Ltd.		205,921
12,066	Isuzu Motors Ltd.		170,525
5,900	Mazda Motor Corp.		147,890
13,200	Mitsubishi Motors Corp.		160,201
23,349	Nissan Motor Co., Ltd.		227,593
1,847	Renault SA		133,773
5,305	Suzuki Motor Corp.		175,858
3,887	Toyota Motor Corp.		229,066
983	Volkswagen AG		203,967
16,692	Volvo AB		181,568
			2,855,238
	AUTO PARTS & EQUIPMENT - 2.1%
5,126	Aisin Seiki Co., Ltd.		184,858
2,795	Autoliv, Inc. ^		256,916
5,458	Bridgestone Corp.		180,258
2,001	Cie Generale des Etablissements Michelin		188,721
803	Continental AG		152,775
3,453	Delphi Automotive PLC		211,807
3,986	Denso Corp.		183,726
33,528	GKN PLC		173,535
2,100	Magna International, Inc.		199,687
5,000	NGK Insulators Ltd.		119,085
10,694	Pirelli & C. SPA		148,020
10,292	Sumitomo Electric Industries Ltd.		152,076
3,681	Toyota Industries Corp.		177,891
			2,329,355
	BANKS - 9.5%
9,670	Australia & New Zealand Banking Group Ltd.		261,682
44,856	Banco de Sabadell SA		132,784
18,926	Banco Popular Espanol SA		115,851
22,299	Banco Santander SA		214,337
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	BANKS (Continued) - 9.5%
33,907	Bank Hapoalim BM		$ 191,159
59,200	Bank of East Asia Ltd.		239,764
5,900	Bank of Montreal		435,045
6,200	Bank of Nova Scotia		384,179
33,968	Bank of Yokohama Ltd.		186,829
70,255	Bankia SA *		131,136
17,162	Bankinter SA		145,562
78,500	BOC Hong Kong Holdings Ltd.		250,200
26,028	CaixaBank SA		158,470
4,200	Canadian Imperial Bank of Commerce		377,921
8,213	Commerzbank AG *		122,807
4,571	Commonwealth Bank of Australia		301,201
10,260	Credit Agricole SA		154,776
8,250	Danske Bank A/S		224,210
27,533	DBS Group Holdings Ltd.		397,708
12,226	DNB ASA		228,988
23,600	Hang Seng Bank Ltd.		378,983
28,143	HSBC Holdings PLC		285,714
31,084	Mitsubishi UFJ Financial Group, Inc.		175,785
120,552	Mizuho Financial Group, Inc.		215,338
9,637	National Australia Bank Ltd.		274,452
7,600	National Bank of Canada		346,925
22,572	Natixis		155,302
16,930	Nordea Bank AB		220,425
54,089	Oversea-Chinese Banking Corp. Ltd.		413,133
3,756	Raiffeisen Bank International AG		81,682
33,731	Resona Holdings, Inc.		190,200
5,700	Royal Bank of Canada		408,316
18,146	Skandinaviska Enskilda Banken AB		242,547
3,135	Societe Generale SA		160,031
11,947	Standard Chartered PLC		220,938
4,394	Sumitomo Mitsui Financial Group, Inc.		179,134
36,084	Sumitomo Mitsui Trust Holdings, Inc.		150,199
5,274	Svenska Handelsbanken AB		248,266
8,587	Swedbank AB		216,339
8,200	Toronto-Dominion Bank		405,416
13,098	UBS AG		228,304
14,367	United Overseas Bank Ltd.		252,369
8,977	Westpac Banking Corp.		252,513
			10,356,920
	BEVERAGES - 1.9%
2,422	Anheuser-Busch InBev NV		269,536
6,100	Asahi Group Holdings Ltd.		176,487
8,315	Diageo PLC		240,667
3,786	Heineken Holding NV		250,399
3,048	Heineken NV		228,034
15,000	Kirin Holdings Co. Ltd.		199,211
2,246	Pernod Ricard SA		254,261
4,023	SABMiller PLC		223,619
6,500	Suntory Beverage & Food Ltd.		230,555
			2,072,769
	BIOTECHNOLOGY - 0.2%
4,150	CSL Ltd.		269,391

	BUILDING MATERIALS - 0.9%
3,612	Cie de St-Gobain		165,289
2,300	Daikin Industries Ltd.		142,568
813	Geberit AG		262,664
2,714	Holcim Ltd.		197,772
61	Sika AG		211,375
			979,668
	CHEMICALS - 3.6%
3,500	Agrium, Inc.		311,709
2,212	Air Liquide SA		269,772
2,625	Akzo Nobel NV		179,845
23,578	Asahi Kasei Corp.		191,427
2,345	BASF SE		215,094
4,242	Brenntag AG		208,450
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	CHEMICALS (Continued) - 3.6%
547	EMS-Chemie Holding AG		$ 227,344
6,408	Evonik Industries AG		222,063
166	Givaudan SA		265,378
11,338	Israel Chemicals Ltd.		81,555
4,209	Johnson Matthey PLC		199,219
1,390	Linde AG		267,089
2,965	Nitto Denko Corp.		162,619
4,779	Novozymes A/S		207,303
7,700	Potash Corp. of Saskatchewan, Inc.		267,113
3,398	Shin-Etsu Chemical Co. Ltd.		222,092
768	Syngenta AG		244,510
3,710	Yara International ASA		186,338
			3,928,920
	COMMERCIAL SERVICES - 3.3%
12,473	Abertis Infraestructuras SA		246,364
2,429	Adecco SA		164,805
7,425	Aggreko PLC		186,374
8,219	Ashtead Group PLC		139,002
6,748	Atlantia SPA		166,606
12,498	Babcock International Group PLC		221,299
30,897	Brambles Ltd.		257,431
10,027	Bunzl PLC		261,766
8,258	Bureau Veritas SA		182,456
12,584	Capita PLC		237,514
20,000	Dai Nippon Printing Co., Ltd.		200,511
12,860	Experian PLC		205,084
5,365	Intertek Group PLC		228,010
3,215	Randstad Holding NV		149,660
3,400	Secom Co., Ltd.		202,537
132	SGS SA		273,584
3,223	Sodexo		315,369
			3,638,372
	COMPUTERS - 1.1%
3,490	Accenture PLC		283,807
2,552	AtoS		184,899
2,736	Cap Gemini SA		196,364
5,100	CGI Group, Inc. *		172,631
1,744	Gemalto NV		160,078
2,636	Seagate Technology PLC		150,964
			1,148,743
	COSMETICS/PERSONAL CARE - 0.9%
3,406	Beiersdorf AG		284,497
5,093	Kao Corp.		198,598
1,678	L'Oreal SA		266,377
8,400	Unicharm Corp.		191,522
			940,994
	DISTRIBUTION/WHOLESALE - 1.6%
18,412	ITOCHU Corp.		224,967
4,571	Jardine Cycle & Carriage Ltd.		153,812
108,000	Li & Fung Ltd.		122,669
36,408	Marubeni Corp.		249,249
9,968	Mitsubishi Corp.		204,141
13,754	Mitsui & Co., Ltd.		216,901
18,793	Sumitomo Corp.		207,431
6,658	Toyota Tsusho Corp.		162,216
4,661	Wolseley PLC		245,024
			1,786,410
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
20,964	Aberdeen Asset Management PLC		136,142
3,494	AerCap Holdings NV *		142,905
8,200	CI Financial Corp.		247,709
20,000	Daiwa Securities Group, Inc.		158,457
3,042	Deutsche Boerse AG		204,880
6,790	Hargreaves Lansdown PLC		104,044
8,210	Hong Kong Exchanges and Clearing Ltd.		176,669
6,600	IGM Financial, Inc.		285,160
22,091	Investec PLC		186,267
4,567	Julius Baer Group Ltd.		204,746

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.7%
6,662	London Stock Exchange Group PLC		$ 201,789
4,668	Macquarie Group Ltd.		235,280
27,169	Nomura Holdings, Inc.		161,969
70,097	Old Mutual PLC		206,524
10,440	ORIX Corp.		144,030
4,965	Schroders PLC		192,493
			2,989,064
	ELECTRIC - 2.6%
22,870	AGL Energy Ltd.		271,014
3,238	AGL Energy Ltd. *		7,368
50,000	China Resources Power Holdings Co. Ltd.		134,895
41,000	CLP Holdings Ltd.		329,202
41,650	EDP - Energias de Portugal SA		181,732
5,941	Electricite de France		194,850
6,259	Endesa SA		247,292
30,649	Enel SPA		162,645
8,917	Fortum OYJ		217,455
46,694	Iberdrola SA		334,359
28,000	Power Assets Holdings Ltd.		247,537
2,672	Red Electrica Corp. SA		231,354
49,115	Terna Rete Elettrica Nazionale SPA		246,993
			2,806,696
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
21,699	Hitachi Ltd.		165,705
4,195	Legrand SA		218,246
2,400	Nidec Corp.		162,378
2,339	Schneider Electric SA		179,599
			725,928
	ELECTRONICS - 1.9%
3,299	Garmin Ltd.		171,515
5,402	Hoya Corp.		181,462
297	Keyence Corp.		129,083
7,096	Koninklijke Philips NV		226,413
3,980	Kyocera Corp.		185,482
1,500	Murata Manufacturing Co., Ltd.		170,557
2,900	Omron Corp.		131,686
5,232	Sensata Technologies Holding NV *		232,981
3,821	TE Connectivity Ltd.		211,263
41,000	Toshiba Corp.		189,990
6,444	Tyco International Ltd.		287,209
			2,117,641
	ENERGY-ALTERNATE SOURCES - 0.2%
80,636	Enel Green Power SpA		206,318

	ENGINEERING & CONSTRUCTION - 2.2%
10,569	ABB Ltd.		237,521
4,906	ACS Actividades de Construccion y Servicios SA		188,476
2,358	Aeroports de Paris		282,217
35,000	Cheung Kong Infrastructure Holdings Ltd.		245,644
12,210	Ferrovial SA		236,774
4,847	JGC Corp.		132,323
71,635	Sembcorp Industries Ltd.		290,989
127,185	Singapore Technologies Engineering Ltd.		364,041
11,502	Skanska AB		238,107
3,614	Vinci SA		209,972
			2,426,064
	ENTERTAINMENT - 0.5%
313,242	Genting Singapore PLC		280,031
1,388	Oriental Land Co., Ltd		262,425
			542,456
	FOOD - 4.2%
11,000	Ajinomoto Co., Inc.		183,049
2,828	Aryzta AG		243,655
4,270	Associated British Foods PLC		185,489
6,238	Carrefour SA		192,695
1,851	Casino Guichard Perrachon SA		199,330

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	FOOD (Continued) - 4.2%
5	Chocoladefabriken Lindt & Sprungli AG		$ 296,532
5,221	Colruyt SA		230,018
33,300	Dairy Farm International Holdings Ltd.		317,349
3,691	Danone SA		247,052
929	ICA Gruppen AB		30,387
36,502	J Sainsbury PLC		148,858
12,469	Jeronimo Martins SGPS SA		137,283
14,193	Koninklijke Ahold NV		229,790
4,892	Nestle SA		359,555
11,200	Saputo, Inc.		313,889
5,244	Seven & I Holdings Co., Ltd.		203,410
6,870	Unilever PLC		287,961
125,133	Wilmar International Ltd.		303,216
9,167	Woolworths Ltd.		274,706
3,063	Yakult Honsha Co., Ltd.		160,872
			4,545,096
	FOOD SERVICE - 0.3%
16,802	Compass Group PLC		271,491

	FOREST PRODUCTS & PAPER - 0.5%
10,053	Mondi PLC		164,802
9,107	Svenska Cellulosa AB SCA		217,317
10,597	UPM-Kymmene OYJ		151,361
			533,480
	GAS - 2.3%
15,500	Beijing Enterprises Holdings Ltd.		132,838
9,300	Canadian Utilities Ltd.		325,446
52,488	Centrica PLC		261,966
68,000	China Gas Holdings Ltd.		112,789
7,111	Enagas SA		229,272
8,203	Gas Natural SDG SA		241,482
122,400	Hong Kong & China Gas Co. Ltd.		265,439
2,700	Keyera Corp.		217,927
20,925	National Grid PLC		301,297
44,331	Snam SPA		245,217
38,519	Tokyo Gas Co., Ltd.		216,531
			2,550,204
	HAND/MACHINE TOOLS - 0.7%
2,723	Makita Corp.		153,940
17,356	Sandvik AB		195,890
2,084	Schindler Holding AG		282,576
533	SMC Corp/Japan		147,016
			779,422
	HEALTHCARE-PRODUCTS - 0.9%
1,766	Covidien PLC		152,777
2,226	Essilor International SA		244,407
4,104	Luxottica Group SPA		213,641
12,492	Smith & Nephew PLC		210,660
3,700	Sysmex Corp.		148,783
			970,268
	HEALTHCARE-SERVICES - 0.6%
3,477	Fresenius Medical Care AG & Co.		242,828
4,920	Fresenius SE & Co.		243,537
4,104	Ramsay Health Care Ltd.		179,914
			666,279
	HOLDING COMPANIES-DIVERSIFIED - 1.9%
360	Bollore SA		204,499
52,864	China Merchants Holdings International Co., Ltd.		163,385
4,298	GEA Group AG		187,508
16,000	Hutchison Whampoa Ltd.		193,682
3,200	Jardine Matheson Holdings Ltd.		190,720
5,500	Jardine Strategic Holdings Ltd.		191,675
43,833	Keppel Corp., Ltd.		360,921
142,000	Noble Group Ltd.		144,762
20,000	Swire Pacific Ltd.		257,556
21,000	Wharf Holdings Ltd.		149,279
			2,043,987

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	HOME BUILDERS - 0.3%
10,000	Daiwa House Industry Co. Ltd.		$ 179,402
16,297	Sekisui House Ltd.		191,992
			371,394
	HOME FURNISHINGS - 0.1%
42,000	Haier Electronics Group Co. Ltd.		110,067

	HOUSEHOLD PRODUCTS/WARES - 0.2%
2,999	Reckitt Benckiser Group PLC		260,164

	INSURANCE - 7.5%
3,704	ACE Ltd.		388,438
24,640	Aegon NV		203,262
5,379	Ageas		178,558
41,200	AIA Group Ltd.		213,022
1,424	Allianz SE		230,821
39,130	AMP Ltd.		186,986
2,760	Aon PLC		241,969
11,049	Assicurazioni Generali SPA		232,470
22,095	Aviva PLC		187,555
8,177	AXA SA		201,475
10,763	CNP Assurances		202,666
9,900	Dai-ichi Life Insurance Co. Ltd.		146,961
45,508	Direct Line Insurance Group PLC		217,094
9,778	Gjensidige Forsikring ASA		206,886
12,100	Great-West Lifeco, Inc.		348,637
3,385	Hannover Rueck SE		273,680
47,199	Insurance Australia Group Ltd.		252,808
4,700	Intact Financial Corp.		304,855
56,305	Legal & General Group PLC		208,982
11,800	Manulife Financial Corp.		227,366
55,527	Mapfre SA		196,631
1,360	Muenchener Rueckversicherungs AG		268,881
11,700	Power Corp. of Canada		325,285
10,700	Power Financial Corp.		327,920
9,748	Prudential PLC		217,496
24,382	RSA Insurance Group PLC *		191,549
5,604	Sampo Oyj		271,768
32,591	Standard Life PLC		218,995
927	Swiss Life Holding AG		221,324
2,841	Swiss Re AG		226,347
11,300	T&D Holdings, Inc.		145,127
6,953	Talanx AG		230,412
6,100	Tokio Marine Holdings, Inc.		189,252
42,617	UnipolSai SPA		120,559
1,070	Zurich Insurance Group AG		318,828
			8,124,865
	INTERNET - 0.5%
560	Iliad SA		118,531
10,600	Rakuten, Inc.		122,073
3,296	United Internet AG		140,256
29,600	Yahoo Japan Corp.		112,549
3,075	Yandex NV *		85,470
			578,879
	INVESTMENT COMPANIES - 0.7%
3,670	Groupe Bruxelles Lambert SA		336,304
3,028	Investment AB Kinnevik		109,455
3,929	Pargesa Holding SA		312,618
			758,377
	IRON/STEEL - 0.8%
81,000	CITIC Ltd.		135,186
33,018	Fortescue Metals Group Ltd.		100,563
7,000	Hitachi Metals Ltd.		126,124
10,000	JFE Holdings, Inc.		199,553
68,000	Nippon Steel & Sumitomo Metal Corp.		176,464
3,990	Voestalpine AG		157,720
			895,610
	LEISURE TIME - 0.2%
1,640	Shimano, Inc.		199,486

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	LODGING - 1.1%
4,954	Accor SA		$ 219,694
31,868	City Developments Ltd.		240,409
15,207	Crown Resorts Ltd.		183,667
16,000	Galaxy Entertainment Group Ltd.		92,926
5,370	InterContinental Hotels Group PLC		207,150
59,000	SJM Holdings Ltd.		112,449
2,994	Whitbread PLC		201,667
			1,257,962
	MACHINERY-CONSTRUCTION & MINING - 0.5%
7,169	Atlas Copco AB		205,763
9,168	Komatsu Ltd.		212,042
11,266	Mitsubishi Electric Corp.		150,032
			567,837
	MACHINERY-DIVERSIFIED - 1.0%
1,030	FANUC Corp.		186,052
5,765	Hexagon AB		183,051
5,411	Kone OYJ		217,444
10,105	Kubota Corp.		159,633
25,000	Mitsubishi Heavy Industries Ltd.		160,846
4,452	Weir Group PLC		180,617
			1,087,643
	MEDIA - 1.6%
15,807	British Sky Broadcasting Group PLC		226,066
48,758	ITV PLC		164,289
3,970	ProSiebenSat.1 Media AG		158,183
13,574	Reed Elsevier NV		308,053
18,698	Reed Elsevier PLC		299,550
13,200	Shaw Communications, Inc. - Cl. B		324,126
10,045	Wolters Kluwer NV		267,925
			1,748,192
	METAL FABRICATE/HARDWARE - 0.1%
9,000	NSK Ltd.		128,102

	MINING - 1.3%
12,265	Antofagasta PLC		143,390
7,135	BHP Billiton Ltd.		211,503
7,700	Cameco Corp.		136,105
7,300	First Quantum Minerals Ltd.		141,181
10,879	Orica Ltd.		179,953
3,511	Rio Tinto PLC		172,586
6,400	Silver Wheaton Corp.		127,840
10,225	Sumitomo Metal Mining Co., Ltd.		143,954
7,500	Teck Resources Ltd.		142,298
			1,398,810
	MISCELLANEOUS MANUFACTURING - 1.1%
9,774	Alfa Laval AB		209,246
5,347	Fujifilm Holdings Corp.		164,305
2,766	Pentair PLC		181,145
1,897	Siemens AG		226,084
11,149	Smiths Group PLC		228,507
3,160	Wartsila OYJ Abp		141,393
			1,150,680
	OFFICE/BUSINESS EQUIPMENT - 0.5%
8,916	Canon, Inc.		290,276
15,100	Ricoh Co., Ltd.		162,194
1,900	Seiko Epson Corp.		91,301
			543,771
	OIL & GAS - 4.0%
9,300	ARC Resources Ltd.		245,831
6,000	Baytex Energy Corp.		227,462
41,676	BP PLC		306,431
8,201	Caltex Australia Ltd.		200,899
6,100	Canadian Natural Resources Ltd.		237,419
12,800	Canadian Oil Sands Ltd.		236,558
9,800	Husky Energy, Inc.		269,480
6,500	Imperial Oil Ltd.		307,644
12,600	Inpex Corp.		178,022
128,000	Kunlun Energy Co., Ltd.		184,616
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	OIL & GAS (Continued) - 4.0%
7,180	Noble Corp., PLC		$ 159,540
32,371	Oil Search Ltd.		252,713
17,453	Santos Ltd.		208,807
8,011	Statoil ASA		218,516
6,400	Suncor Energy, Inc.		231,691
3,476	Total SA		225,857
4,400	Tourmaline Oil Corp. *		195,341
5,287	Transocean Ltd.		169,025
7,575	Woodside Petroleum Ltd.		269,163
			4,325,015
	OIL & GAS SERVICES - 0.1%
1,843	Technip SA		155,036

	PACKAGING & CONTAINERS - 0.2%
24,349	Amcor Ltd.		241,445

	PHARMACEUTICALS - 3.7%
1,219	Actelion Ltd.		143,224
1,423	Bayer AG		199,299
4,275	Chugai Pharmaceutical Co., Ltd.		123,763
11,800	Daiichi Sankyo Co., Ltd.		185,172
6,869	Eisai Co., Ltd.		277,779
11,033	GlaxoSmithKline PLC		252,786
3,288	Grifols SA		134,704
15,000	Kyowa Hakko Kirin Co., Ltd.		183,961
2,351	Merck KGaA		216,832
17,554	Mitsubishi Tanabe Pharma Corp.		257,540
3,550	Novartis AG		334,832
4,859	Novo Nordisk A/S		232,452
1,706	Ono Pharmaceutical Co., Ltd.		151,513
5,624	Otsuka Holdings Co., Ltd.		193,843
1,012	Roche Holding AG		299,746
2,301	Sanofi		260,255
8,454	Shionogi & Co., Ltd.		193,948
1,697	Shire PLC		146,940
2,462	UCB SA		223,494
			4,012,083
	PIPELINES - 0.6%
6,600	Pembina Pipeline Corp.		278,547
6,300	TransCanada Corp.		325,059
			603,606
	REAL ESTATE - 3.7%
7,300	Brookfield Asset Management, Inc.		328,333
103,151	CapitaLand Ltd.		258,848
12,000	Cheung Kong Holdings Ltd.		197,649
48,000	China Overseas Land & Investment Ltd.		123,503
58,000	China Resources Land Ltd.		119,506
1,574	Daito Trust Construction Co., Ltd.		185,932
7,825	Deutsche Annington Immobilien SE		227,093
113,074	Global Logistic Properties Ltd.		240,300
40,000	Hang Lung Group Ltd.		198,061
61,000	Hang Lung Properties Ltd.		173,606
26,500	Henderson Land Development Co., Ltd.		171,655
34,000	Hongkong Land Holdings Ltd.		231,200
7,773	Mitsubishi Estate Co., Ltd.		174,958
4,772	Mitsui Fudosan Co., Ltd.		146,180
115,000	New World Development Co., Ltd.		133,878
45,500	Shimao Property Holdings Ltd.		92,110
118,000	Sino Land Co., Ltd.		182,350
4,564	Sumitomo Realty & Development Co., Ltd.		162,405
18,000	Sun Hung Kai Properties Ltd.		255,212
65,400	Swire Properties Ltd.		203,814
32,000	Wheelock & Co., Ltd.		152,885
			3,959,478
	RETAIL - 3.5%
6,700	Alimentation Couche Tard, Inc.		214,623
102,000	Belle International Holdings Ltd.		114,672
3,100	Canadian Tire Corp., Ltd.		318,208
104,600	Chow Tai Fook Jewellery Group Ltd.		136,049

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	RETAIL (Continued) - 3.5%
2,779	Cie Financiere Richemont SA		$ 227,803
500	Fast Retailing Co., Ltd.		167,343
5,537	Hennes & Mauritz AB		229,937
1,980	Hugo Boss AG		247,454
8,732	Inditex SA		241,230
34,461	Kingfisher PLC		180,991
3,069	Lawson, Inc.		214,637
30,023	Marks & Spencer Group PLC		196,968
1,807	Next PLC		193,530
1,838	Pandora A/S		144,085
12,141	Sports Direct International PLC *		121,762
473	Swatch Group AG		224,722
2,000	Tim Hortons, Inc.		157,760
6,791	Travis Perkins PLC		183,233
7,366	Wesfarmers Ltd.		271,794
			3,786,801
	SEMICONDUCTORS - 0.5%
1,656	ASML Holding NV		164,841
15,008	Infineon Technologies AG		155,287
1,959	NXP Semiconductor NV *		134,054
1,900	Rohm Co., Ltd.		119,540
			573,722
	SOFTWARE - 0.9%
6,079	Amadeus IT Holding SA		227,398
3,556	Check Point Software Technologies Ltd. * ^		246,217
3,697	Dassault Systemes		237,462
3,493	SAP AG		251,886
			962,963
	TELECOMMUNICATIONS - 4.7%
9,400	BCE, Inc.		402,689
6,419	Belgacom SA		223,417
38,450	BT Group PLC		236,668
17,000	China Mobile Ltd.		196,483
92,000	China Unicom Hong Kong Ltd.		137,432
8,274	Eutelsat Communications SA		267,135
2,867	KDDI Corp.		172,355
2,806	Nippon Telegraph & Telephone Corp.		174,521
13,700	NTT DOCOMO, Inc.		228,666
10,944	Orange SA		164,541
7,300	Rogers Communications, Inc.		273,742
112,169	Singapore Telecommunications Ltd.		334,255
1,875	SoftBank Corp.		131,457
609	Swisscom AG		345,661
15,999	Telefonaktiebolaget LM Ericsson		203,201
16,955	Telefonica SA		262,410
8,384	Telenor ASA		184,048
31,874	TeliaSonera AB		220,622
67,859	Telstra Corp. Ltd.		314,768
7,500	Telus Corp.		256,485
9,590	Vivendi SA		231,566
46,779	Vodafone Group PLC		155,042
			5,117,164
	TEXTILES - 0.2%
30,838	Toray Industries, Inc.		203,862

	TRANSPORTATION - 2.9%
76	AP Moeller - Maersk A/S		180,501
64,379	Aurizon Holdings Ltd.		255,241
4,400	Canadian National Railway Co.		312,947
1,100	Canadian Pacific Railway Ltd.		228,708
1,488	Central Japan Railway Co.		201,010
5,645	Deutsche Post AG		181,007
2,900	East Japan Railway Co.		217,361
1,880	Kuehne + Nagel International AG		237,213
83,000	MTR Corp., Ltd.		324,933
25,000	Odakyu Electric Railway Co., Ltd.		228,640
24,452	Royal Mail PLC		155,503
30,949	Tokyu Corp.		202,903
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	TRANSPORTATION (Continued) - 2.9%
5,700	West Japan Railway Co.		$ 255,167
9,600	Yamato Holdings Co., Ltd.		178,703
			3,159,837
	WATER - 0.8%
124,000	Guangdong Investment Ltd.		144,834
8,215	Severn Trent PLC		250,028
10,537	Suez Environment Co.		178,250
18,609	United Utilities Group PLC		243,810
			816,922

	TOTAL COMMON STOCK (Cost - $106,122,023)		105,784,768

	WARRANT - 0.0%
1,416	Sun Hung Kai Properties Ltd., Expiration April 22, 2016, Exercise Price 98.60 HKD *		2,367
	TOTAL WARRANTS (Cost - $234)

	COLLATERAL FOR SECURITIES LOANED - 0.4%
424,487	Mount Vernon Securities Lending Prime Portfolio, 0.19%		424,487
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $424,487)

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
2,537,617	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **		2,537,617
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,537,617)

	TOTAL INVESTMENTS - 99.8% (Cost- $109,084,361) (a)		$ 108,749,239
	OTHER ASSETS LESS LIABILITIES - 0.2%		223,967
	NET ASSETS - 100.0%		$ 108,973,206

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $406,637.
HKD - Hong Kong Dollar
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $109,275,460 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,049,894
	Unrealized depreciation		(4,576,115)
	Net unrealized depreciation		$ (526,221)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
29	MSCI EAFE Index Mini, Dec 2014	$ 2,667,565	$ (65,453)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	18.4%
	Britain	11.9%
	Canada	11.2%
	France	8.5%
	Hong Kong	8.1%
	Switzerland	7.4%
	Germany	5.5%
	Australia	5.3%
	Singapore	3.9%
	Spain	3.6%
	Other Countries	16.2%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	MUTUAL FUND - 3.9%
	DEBT FUND - 3.9%
45,282	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 452,816
	TOTAL MUTUAL FUND (Cost - $452,816)

Par Value
	BONDS & NOTES - 9.9%
	BANKS - 4.6%
$ 500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17 ^		543,006

	TELECOMMUNICATIONS - 5.3%
600,000	AT&T, Inc., 2.40% 8/15/2016		614,001

	TOTAL BONDS & NOTES (Cost - $1,157,233)		1,157,007

	SHORT-TERM INVESTMENTS - 82.9%
	CERTIFICATES OF DEPOSIT - 35.6%
500,000	Agricultural Bank China NY, 0.90%, 6/3/15		500,000
700,000	Banco do Brasil Sa NY, 1.36%, 4/7/15		699,967
600,000	China Merchant Bank, 1.18%, 1/26/15		600,000
700,000	Credit Comm De Belg NY, 0.87%, 3/27/15		700,000
700,000	Fortis Bank, 0.53%, 1/12/15		699,996
400,000	HSH Nordbank AG, 0.91%, 3/24/15		400,000
550,000	Industrial & Commercial Bank of China Ltd., 0.80%, 6/3/15		550,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $4,149,963)		4,149,963

	COMMERCIAL PAPER- 25.3%
600,000	Ford Motor Credit, 12/1/14		599,208
300,000	Hawaiian Electric Co., 10/15/14		299,931
450,000	Intesa Funding LLC, 9/9/14		448,688
550,000	Romulus Funding Corp., 11/3/14		549,672
500,000	Talisman Energy, Inc.,10/3/14		499,983
550,000	Weatherford International, 10/21/14		549,740
	TOTAL COMMERCIAL PAPER (Cost - $2,947,222)		2,947,222
Shares
	MONEY MARKET FUNDS - 22.0%
2,333,223	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.00% *		2,333,223
225,379	Fidelity Institutional Money Market, 0.00% *		225,379
	TOTAL MONEY MARKET FUNDS - (Cost - $2,558,602)		2,558,602

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,655,787)		9,655,787

	COLLATERAL FOR SECURITIES LOANED - 4.8%
560,000	Mount Vernon Securities Lending Prime Portfolio, 0.19%		560,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $560,000)

	TOTAL INVESTMENTS - 101.5% (Cost - $11,825,836) (a)		$ 11,825,610
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %		(176,524)
	NET ASSETS - 100.0%		$ 11,649,086

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $548,943.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,825,836 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,741
	Unrealized depreciation		(1,967)
	Net unrealized depreciation		$ (226)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (3.6)%
	Commodity Futures - (3.6) %
12	Cocoa, Dec 2014	$ 396,000	$ 12,250
2	Coffee, Dec 2014	145,013	1,988
5	Copper Future, Dec 2014	375,938	(19,838)
16	Corn Future, Dec 2014	256,600	(66,200)
9	Cotton, Dec 2014	276,165	(55,504)
4	Crude Oil Future, Nov 2014	364,640	(1,420)
3	Gasoline RBOB, Nov 2014	307,100	(5,807)
3	Gold, Dec 2014	363,480	(28,050)
COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)

	Commodity Futures - (3.6)% (Continued)
7	Lean Hogs, Dec 2014	$ 264,670	$ (6,470)
7	Live Cattle, Dec 2014	457,730	7,429
10	LME Aluminum, Dec 2014	489,563	(21,569)
8	LME Zinc Future, Dec 2014	457,500	(6,913)
3	Natural Gas Future, Nov 2014	123,630	5,180
3	NY Harbor ULSD Futures, Nov 2014	333,963	(15,674)
3	Silver, Dec 2014	255,855	(36,245)
5	Soybean Future, Nov 2014	228,313	(56,825)
6	Soybean Meal, Dec 2014	179,340	(40,293)
17	Soybean Oil Future, Dec 2014	330,174	(48,922)
9	Wheat Future, Dec 2014	214,988	(36,038)
16	World Sugar #11, Mar 2015	294,784	(3,651)
	TOTAL LONG FUTURES CONTRACTS	$ 6,115,443	$ (422,572)

	SHORT FUTURE CONTRACTS - 0.4%
	Commodity Futures - 0.4%
3	LME Aluminum, Dec 2014	$ 146,869	$ 4,250
2	LME Zinc Future, Dec 2014	114,375	313
	TOTAL SHORT FUTURES CONTRACTS	$ 261,244	$ 4,563

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	MUTUAL FUNDS - 4.2%
	DEBT FUND - 4.2%
55,677	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +		$ 556,773
	TOTAL MUTUAL FUNDS (Cost - $556,773)

Par Value	BONDS & NOTES - 39.3%
	BANKS - 14.3%
$ 250,000	Bank of America Corp., 1.50%, 10/9/15		251,888
150,000	Capital One Financial Corp., 1.00%, 11/6/15		150,419
240,000	First Horizon National Corp., 5.375%, 12/15/15		251,539
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		50,316
250,000	ING Bank NV, 2.00%, 9/25/15		253,196
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17		222,942
50,000	Morgan Stanley, 4.00%, 7/24/15		51,327
55,000	Morgan Stanley, 6.00%, 4/28/15		56,695
500,000	Morgan Stanley, 4.20%, 11/20/14		500,294
100,000	Santander US Debt SAU, 3.724%, 1/20/15		100,854
			1,889,470
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15		53,536
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15		50,481
200,000	General Electric Capital Corp., 5.375%, 10/20/16		217,815
60,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14		60,634
			382,466
	GAS - 1.5%
200,000	Atmos Energy Corp. 4.95%, 10/15/14		200,307

	HOME FURNISHINGS - 1.2%
150,000	Whirlpool Corp., 6.50%, 6/15/16		163,648

	INSURANCE - 6.6%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15		268,126
100,000	CNA Financial Corp., 5.85%, 12/15/14		101,147
450,000	White Mountains Re Group, 6.375%, 3/20/17		498,817
			868,090
	MEDIA - 2.0%
250,000	Viacom, Inc., 2.50%, 12/15/16		256,765

	OIL & GAS - 2.6%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16		189,991
140,000	Transocean, Inc., 5.05%, 12/15/16		149,225
			339,216
	PHARMACEUTICALS - 1.7%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17		222,591

	RETAIL - 2.2%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		287,846

	SAVINGS & LOANS - 3.1%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15		408,183

	TELECOMMMUNICATIONS- 1.2%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15		153,206

	TOTAL BONDS & NOTES (Cost- $5,160,476)		5,171,788

	SHORT-TERM INVESTMENTS - 50.6%
	CERTIFICATES OF DEPOSIT - 13.3%
700,000	Fortis Bank NY, 0.53%,1/12/15		699,996
400,000	HSH Nordbank AG, 0.91%, 3/24/15		400,000
650,000	Indu & Compl Bank China NY, 0.80%, 6/3/15		650,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,749,996)		1,749,996

	COMMERCIAL PAPER - 22.4%
600,000	Hawaiian Electric Co., 10/15/14		599,862
650,000	Romulus Funding Corp., 11/3/14		649,613
500,000	Talisman Energy, Inc.,10/3/14		499,983
800,000	Weatherford International, 10/21/14		799,622
400,000	Wyndham Worldwide, 10/3/14		399,991
	TOTAL COMMERCIAL PAPER (Cost - $2,949,071)		2,949,071
COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	MONEY MARKET FUND - 14.9%
1,687,596	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% *		$ 1,687,596
278,448	Fidelity Institutional Money Market, 0.00% *		278,448
	TOTAL MONEY MARKET FUNDS - (Cost - $1,966,044)		1,966,044

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,665,111)		6,665,111

	TOTAL INVESTMENTS - 94.1% (Cost - $12,382,360) (a)		$ 12,393,672
	OTHER ASSETS LESS LIABILITIES - 5.9%		780,423
	NET ASSETS - 100.0%		$ 13,174,095

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
LLC - Limited liability company.
LP - Limited partnership.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,382,360 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 18,610
	Unrealized depreciation		(7,298)
	Net unrealized appreciation		$ 11,312

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (7.7) %
	Commodity Futures - (7.7) %
28	Cocoa, Dec 2014	$ 924,000	$ 25,310
4	Coffee, Dec 2014	290,025	5,344
11	Copper Future, Dec 2014	827,063	(46,638)
36	Corn Future, Dec 2014	577,350	(160,175)
21	Cotton, Dec 2014	644,385	(133,011)
9	Crude Oil Future, Nov 2014	820,440	(1,760)
7	Gasoline RBOB, Nov 2014	716,566	(14,152)
8	Gold, Dec 2014	969,280	(66,820)
15	Lean Hogs, Dec 2014	567,150	(14,350)
17	Live Cattle, Dec 2014	1,111,630	18,241
20	LME Aluminum, Dec 2014	979,125	(50,625)
18	LME Zinc Future, Dec 2014	1,029,375	(17,775)
7	Natural Gas Future, Nov 2014	288,470	12,100
7	NY Harbor ULSD Futures, Nov 2014	667,926	(36,200)
6	Silver, Dec 2014	511,710	(75,630)
12	Soybean Future, Nov 2014	547,950	(144,113)
14	Soybean Meal, Dec 2014	418,460	(99,175)
38	Soybean Oil Future, Dec 2014	738,036	(134,774)
20	Wheat Future, Dec 2014	477,750	(77,563)
37	World Sugar #11, Mar 2015	681,688	(7,706)
	TOTAL LONG FUTURES CONTRACTS	$ 13,788,379	$ (1,019,472)

	SHORT FUTURES CONTRACTS - 0.1%
	Commodity Futures - 0.1%
5	LME Aluminum, Dec 2014	$ 244,781	$ 10,313
5	LME Zinc Future, Dec 2014	285,938	(338)
	TOTAL SHORT FUTURES CONTRACTS	$ 530,719	$ 9,975

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares			Value
	COMMON STOCK - 79.5%
	AEROSPACE/DEFENSE - 0.4%
1,377	Lockheed Martin Corp.		$ 251,688

	AGRICULTURE - 2.3%
6,556	Altria Group, Inc. ^		301,183
8,500	British American Tobacco Malaysia Bhd		182,670
2,708	Imperial Tobacco Group PLC		116,977
94,400	IOI Corp. Bhd		138,413
2,234	Lorillard, Inc.		133,839
3,421	Philip Morris International, Inc.		285,311
3,407	Reynolds American, Inc.		201,013
11,600	Souza Cruz SA		93,253
			1,452,659
	AIRLINES - 0.3%
22,000	Singapore Airlines Ltd.		169,762

	APPAREL - 0.3%
183,000	Far Eastern New Century Corp.		184,353

	AUTO MANUFACTURERS - 0.9%
14,330	Ford Motor Co.		211,941
3,512	PACCAR, Inc.		199,745
11,327	Tofas Turk Otomobil Fabrikasi AS		63,599
10,000	Yulon Nissan Motor Co., Ltd.		100,411
			575,696
	AUTO PARTS & EQUIPMENT - 0.2%
71,000	Cheng Shin Rubber Industry Co., Ltd.		156,585

	BANKS - 6.8%
300,000	Agricultural Bank of China Ltd.		132,899
5,491	Australia & New Zealand Banking Group Ltd.		148,593
1,266,204	Banco de Chile		156,336
5,600	Banco do Brasil SA		58,211
2,457,902	Banco Santander Chile		137,314
11,769	Banco Santander SA		113,123
346,000	Bank of China Ltd.		155,059
198,000	Bank of Communications Co., Ltd.		137,944
1,868	Bank Pekao SA		109,647
8,626	Barclays Africa Group Ltd.		117,669
7,039	BB&T Corp.		261,921
168,000	China CITIC Bank Corp., Ltd.		101,900
217,000	China Construction Bank Corp.		152,020
267,000	China Everbright Bank Co., Ltd.		124,813
263,000	Chongqing Rural Commercial Bank		119,218
2,578	Commonwealth Bank of Australia		169,874
37,100	Grupo Financiero Inbursa SAB de CV		106,071
35,500	Grupo Financiero Santander Mexico SAB de CV		96,078
14,810	HSBC Holdings PLC		150,354
224,000	Industrial & Commercial Bank of China Ltd.		139,616
590	Komercni banka AS		140,310
97,400	Malayan Banking Bhd		295,718
5,368	National Australia Bank Ltd.		152,875
10,956	Powszechna Kasa Oszczednosci Bank Polski SA		131,333
2,023	Raiffeisen Bank International AG		43,995
6,321	Standard Chartered PLC		116,896
2,801	Svenska Handelsbanken AB		131,853
4,497	Swedbank AB		113,296
6,121	Wells Fargo & Co.		317,496
5,074	Westpac Banking Corp.		142,726
			4,275,158
	BEVERAGES - 1.0%
7,276	Coca-Cola Co.		310,394
3,458	PepsiCo, Inc.		321,905
			632,299
	BUILDING MATERIALS - 0.5%
150,000	Asia Cement Corp.		191,537
84,000	Taiwan Cement Corp.		125,068
			316,605
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	CHEMICALS - 1.3%
3,943	Dow Chemical Co. ^		$ 206,771
4,298	EI du Pont de Nemours & Co.		308,424
3,900	Potash Corp of Saskatchewan, Inc.		135,291
82,400	PTT Global Chemical PCL		154,973
			805,459
	COAL - 0.3%
41,500	China Shenhua Energy Co. Ltd.		115,704
43,000	Indo Tambangraya Megah Tbk PT		91,641
			207,345
	COMMERCIAL SERVICES - 1.5%
6,571	Abertis Infraestructuras SA		129,789
4,027	Aggreko PLC		101,081
3,566	Atlantia SPA		88,043
19,500	EcoRodovias Infraestrutura e Logistica SA		95,060
98,000	Jiangsu Expressway Co. Ltd.		103,360
7,600	Localiza Rent a Car SA		109,161
11,945	Western Union Co. ^		191,598
106,000	Zhejiang Expressway Co. Ltd.		107,702
			925,794
	COMPUTERS - 0.9%
11,000	Asustek Computer, Inc.		104,848
127,000	Inventec Corp.		82,649
89,000	Lite-On Technology Corp.		128,271
40,000	Quanta Computer, Inc.		101,495
117,000	Wistron Corp.		119,403
			536,666
	COSMETICS/PERSONAL CARE - 0.7%
5,700	Natura Cosmeticos SA		86,572
4,257	Procter & Gamble Co.		356,481
			443,053
	DISTRIBUTION/WHOLESALE - 0.7%
2,880	Genuine Parts Co.		252,605
58,000	Li & Fung Ltd.		65,878
2,427	Wolseley PLC		127,585
			446,068
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
2,788	CME Group, Inc.		222,915
2,443	Macquarie Group Ltd.		123,134
244,000	Mega Financial Holding Co. Ltd.		200,092
5,257	TD Ameritrade Holding Corp.		175,426
			721,567
	ELECTRIC - 11.6%
163,800	Aboitiz Power Corp.		148,445
256,100	AES Gener SA		136,012
13,600	AES Tiete SA		90,563
12,261	AGL Energy Ltd.		145,295
1,829	AGL Energy Ltd. *		4,161
5,301	Alliant Energy Corp.		293,728
6,271	Ameren Corp.		240,367
4,880	American Electric Power Co., Inc.		254,785
4,129	CEZ AS		125,515
22,000	CLP Holdings Ltd.		176,645
9,479	CMS Energy Corp.		281,147
5,145	Consolidated Edison, Inc. ^		291,516
3,837	Dominion Resources, Inc.		265,098
3,756	DTE Energy Co.		285,756
1,109,000	E.ON Russia JSC		70,340
22,717	EDP - Energias de Portugal SA		99,122
3,184	Electricite de France SA		104,427
3,282	Endesa SA		129,671
3,430	Entergy Corp.		265,242
6,409	Exelon Corp.		218,483
4,740	Fortum OYJ		115,592
116,000	Huadian Power International Corp. Ltd.		81,712
84,000	Huaneng Power International, Inc.		91,731
24,772	Iberdrola SA		177,383
19,000	Infraestructura Energetica Nova SAB de CV		116,057

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	ELECTRIC (Continued) - 11.6%
2,941	NextEra Energy, Inc. ^		$ 276,101
6,747	Northeast Utilities		298,892
6,505	Pepco Holdings, Inc.		174,074
5,506	PG&E Corp.		247,990
17,125	PGE SA		108,542
4,822	Pinnacle West Capital Corp.		263,474
6,247	Public Service Enterprise Group, Inc.		232,638
1,411	Red Electrica Corp. SA		122,171
5,744	SCANA Corp.		284,960
7,473	Southern Co.		326,196
26,124	Terna Rete Elettrica Nazionale SPA		131,374
6,800	Tractebel Energia SA		96,032
5,900	Wisconsin Energy Corp. ^		253,700
9,924	Xcel Energy, Inc.		301,690
			7,326,627
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
4,353	Emerson Electric Co.		272,411

	ENGINEERING & CONSTRUCTION - 1.5%
164,000	China Communications Construction Co. Ltd.		118,270
70,930	DMCI Holdings, Inc.		124,540
6,451	Ferrovial SA		125,097
19,000	Grupo Aeroportuario del Pacifico SAB de CV		128,053
38,000	Sembcorp Industries Ltd.		154,360
68,000	Singapore Technologies Engineering Ltd.		194,636
6,076	Skanska AB		125,781
			970,737
	ENVIRONMENTAL CONTROL - 0.6%
9,229	Republic Services, Inc.		360,116

	FOOD - 2.6%
136,900	Felda Global Ventures Holdings Bhd		147,312
5,664	General Mills, Inc.		285,749
19,479	J Sainsbury PLC		79,437
3,720	Kellogg Co.		229,152
7,420	Koninklijke Ahold NV		120,133
4,758	Kraft Foods Group, Inc.		268,351
8,888	Sysco Corp.		337,300
4,975	Woolworths Ltd.		149,085
			1,616,519
	FOOD SERVICE - 0.2%
8,782	Compass Group PLC		141,902

	FOREST PRODUCTS & PAPER - 0.5%
5,378	MeadWestvaco Corp.		220,175
5,534	UPM-Kymmene OYJ		79,044
			299,219
	GAS - 2.0%
5,341	AGL Resources, Inc.		274,207
27,849	Centrica PLC		138,994
3,768	Enagas SA		121,487
4,381	Gas Natural SDG SA		128,969
11,167	National Grid PLC		160,793
7,291	NiSource, Inc.		298,785
23,621	Snam SPA		130,660
			1,253,895
	HAND/MACHINE TOOLS - 0.2%
9,303	Sandvik AB		104,999

	HEALTHCARE-PRODUCTS - 0.5%
4,316	Baxter International, Inc.		309,759

	HEALTHCARE-SERVICES - 0.2%
27,978	Life Healthcare Group Holdings Ltd.		110,289

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	HOLDING COMPANIES - 1.1%
19,400	Grupo Carso SAB de CV		$ 113,300
8,000	Hutchison Whampoa Ltd.		96,841
95,400	IJM Corp Bhd		188,154
6,109	Imperial Holdings Ltd.		94,050
24,000	Keppel Corp. Ltd.		197,616
			689,961
	HOUSEHOLD PRODUCTS - 1.2%
3,564	Clorox Co. ^		342,287
2,955	Kimberly-Clark Corp.		317,869
48,000	Kimberly-Clark de Mexico SAB de CV		113,254
			773,410
	INSURANCE - 5.0%
2,870	Ageas		95,271
5,685	American Financial Group, Inc.		329,105
21,350	AMP Ltd.		102,023
5,922	Arthur J Gallagher & Co.		268,622
6,570	Cincinnati Financial Corp.		309,119
5,747	CNA Financial Corp.		218,558
5,816	CNP Assurances		109,514
24,035	Direct Line Insurance Group PLC		114,658
5,162	Gjensidige Forsikring ASA		109,219
1,777	Hannover Rueck SE		143,672
25,751	Insurance Australia Group Ltd.		137,928
29,521	Mapfre SA		104,539
714	Muenchener Rueckversicherungs AG		141,163
8,100	Porto Seguro SA		94,251
953	Powszechny Zaklad Ubezpieczen SA		138,694
10,267	Progressive Corp.		259,550
16,954	Standard Life PLC		113,922
1,496	Swiss Re AG		119,189
22,778	UnipolSai SPA		64,437
564	Zurich Insurance Group AG		168,055
			3,141,489
	INVESTMENT COMPANIES - 0.6%
22,567	Ares Capital Corp.		364,683

	IRON/STEEL 0.8%
5,086	CAP SA		53,970
43,788	Eregli Demir ve Celik Fabrikalari TAS		81,249
17,268	Fortescue Metals Group Ltd.		52,593
3,567	Kumba Iron Ore Ltd.		84,142
4,108	Nucor Corp.		222,982
			494,936
	LODGING - 1.3%
66,900	Genting Bhd		193,532
2,727	InterContinental Hotels Group PLC		105,195
2,323	Las Vegas Sands Corp.		144,514
34,000	SJM Holdings Ltd.		64,801
2,412	Starwood Hotels & Resorts Worldwide, Inc.		200,703
662	Wynn Resorts Ltd.		123,847
			832,592
	MACHINERY DIVERSIFIED - 0.7%
3,937	Deere & Co. ^		322,795
2,890	Kone OYJ		116,136
			438,931
	MEDIA - 0.5%
64,200	BEC World PCL		93,032
2,001	ProSiebenSat.1 Media AG		79,729
6,800	Shaw Communications, Inc.		166,974
			339,735
	MINING - 1.4%
6,633	Antofagasta PLC		77,547
5,620	Freeport-McMoran, Inc.		183,493
68,000	Jiangxi Copper Co., Ltd.		111,913
3,812	BHP Billiton Ltd.		112,999
5,838	Orica Ltd.		96,568
386,000	Zijin Mining Group Co, Ltd.		93,949
115,000	China Hongqiao Group Ltd.		86,339
545	MMC Norilsk Nickel OJSC		100,810
			863,618
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	MISCELLANEOUS MANUFACTURING - 0.9%
2,923	Eaton Corp. PLC		$ 185,231
10,981	General Electric Co.		281,333
6,195	Smiths Group PLC		126,971
			593,535
	OFFICE/BUSINESS EQUIPMENT - 0.2%
4,700	Canon, Inc.		153,017

	OIL & GAS - 4.2%
1,798	Bashneft OAO		57,020
3,200	Baytex Energy Corp.		121,313
21,811	BP PLC		160,370
6,700	Canadian Oil Sands Ltd.		123,823
2,383	Chevron Corp.		284,340
3,509	ConocoPhillips		268,509
3,903	Diamond Offshore Drilling, Inc. ^		133,756
69,775	Ecopetrol SA		109,400
2,966	Exxon Mobil Corp.		278,952
3,691	HollyFrontier Corp.		161,223
4,143	Noble Corp. PLC ^		92,057
2,629	Occidental Petroleum Corp.		252,778
11,500	PTT PCL		127,644
4,200	Statoil ASA		114,563
1,844	Total SA		119,816
3,000	Transocean Ltd. ^		95,910
4,172	Woodside Petroleum Ltd.		148,244
			2,649,718
	OIL & GAS SERVICES - 0.2%
93,500	Sinopec Engineering Group Co., Ltd.		100,781

	PHARMACEUTICALS - 2.4%
3,142	AbbVie, Inc.		181,482
3,528	Bristol-Myers Squibb Co.		180,563
3,776	Eli Lilly & Co.		244,874
5,814	GlaxoSmithKline PLC		133,209
2,952	Johnson & Johnson		314,654
3,733	Merck & Co., Inc.		221,292
8,435	Pfizer, Inc.		249,423
			1,525,497
	PIPELINES - 1.1%
5,154	Kinder Morgan, Inc. ^		197,604
3,267	ONEOK, Inc.		214,152
7,128	Spectra Energy Corp.		279,845
			691,601
	REAL ESTATE - 0.5%
6,000	Cheung Kong Holdings Ltd.		98,824
157,000	Country Garden Holdings Co. Ltd.		59,239
209,000	Evergrande Real Estate Group Ltd.		78,591
25,000	Shimao Property Holdings Ltd.		50,610
			287,264
	RETAIL - 3.5%
4,142	Coach, Inc.		147,497
3,951	Darden Restaurants, Inc. ^		203,318
18,494	Kingfisher PLC		97,131
3,284	Kohl's Corp. ^		200,423
2,794	L Brands, Inc.		187,142
4,180	McDonald's Corp.		396,306
9,501	Staples, Inc.		114,962
3,464	Target Corp. ^		217,124
15,713	Truworths International Ltd.		94,496
5,066	Wal-Mart Stores, Inc. ^		387,397
4,039	Wesfarmers Ltd.		149,033
			2,194,829

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	SAVINGS & LOANS - 0.4%
17,626	New York Community Bancorp, Inc. ^		$ 279,725

	SEMICONDUCTORS - 1.9%
4,508	Analog Devices, Inc.		223,101
5,879	Intel Corp.		204,707
5,692	Maxim Integrated Products, Inc.		172,126
4,985	Microchip Technology, Inc. ^		235,442
21,000	Novatek Microelectronics Corp.		103,878
68,000	Siliconware Precision Industries Co.		93,311
3,603	Xilinx, Inc.		152,587
			1,185,152
	SOFTWARE - 0.8%
8,142	CA, Inc.		227,487
6,965	Paychex, Inc.		307,853
			535,340
	TELECOMMUNICATIONS - 8.8%
15,700	Advanced Info Service PCL		108,913
8,235	AT&T, Inc. ^		290,201
5,100	BCE, Inc.		218,480
3,365	Belgacom SA		117,121
200,000	China Communications Services Corp., Ltd.		92,978
116,000	Chunghwa Telecom Co., Ltd.		349,620
10,452	Cisco Systems, Inc.		263,077
111,500	DiGi.Com Bhd		198,834
10,320	ENTEL Chile SA		117,224
4,390	Eutelsat Communications SA		141,736
82,000	Far EasTone Telecommunications Co., Ltd.		157,127
59,300	Intouch Holdings PCL		132,554
128,500	Maxis Bhd		253,827
10,610	Mobile Telesystems OJSC		73,462
5,688	MTN Group Ltd.		119,973
12,982	O2 Czech Republic AS		186,586
5,791	Orange SA		87,067
2,205	Philippine Long Distance Telephone Co.		151,920
3,900	Rogers Communications, Inc.		146,246
61,000	Singapore Telecommunications Ltd.		181,775
120,100	Sistema JSFC		39,848
318	Swisscom AG		180,493
59,000	Taiwan Mobile Co., Ltd.		178,988
8,988	Telefonica SA		139,106
85,500	Telekom Malaysia Bhd		172,016
471,500	Telekomunikasi Indonesia Persero Tbk PT		112,769
4,428	Telenor ASA		97,205
16,976	TeliaSonera AB		117,503
37,851	Telstra Corp Ltd.		175,574
33,800	Total Access Communication PCL		109,422
33,258	Turk Telekomunikasyon AS		87,678
5,741	Verizon Communications, Inc.		286,993
5,074	Vivendi SA		122,520
9,666	Vodacom Group Ltd.		111,213
24,958	Vodafone Group PLC		82,719
15,103	Windstream Holdings, Inc. ^		162,810
			5,565,578
	TOYS/GAMES/HOBBIES - 0.4%
4,817	Hasbro, Inc.		264,911
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares			Value
	TRANSPORTATION - 1.2%
34,956	Aurizon Holdings Ltd.		$ 138,589
498,200	BTS Group Holdings PCL		153,604
983	Kuehne + Nagel International AG		124,032
3,398	United Parcel Service, Inc.		333,989
			750,214
	WATER - 0.9%
277,591	Aguas Andinas SA		160,879
4,402	Severn Trent PLC		133,977
5,680	Suez Environnement Co.		96,086
9,895	United Utilities Group PLC		129,642
			520,584

	TOTAL COMMON STOCK (Cost - $51,101,550)		50,104,331

	SHORT-TERM INVESTMENTS - 12.7%
	MONEY MARKET FUND - 12.7%
8,014,289	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **		8,014,289
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,014,289)

	COLLATERAL FOR SECURITIES LOANED - 6.3%
3,956,033	Mount Vernon Securities Lending Prime Portfolio, 0.19%		3,956,033
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,956,033)

	TOTAL INVESTMENTS - 98.5% (Cost - $63,071,872) (a)		$ 62,074,653
	PUT OPTIONS WRITTEN - (0.4) % (Proceeds - $147,072)		280,238
	OTHER ASSETS LESS LIABILITIES - 1.9%		633,550
	NET ASSETS - 100.0%		$ 62,988,441

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $3,826,328.
PLC - Public limited company.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including options on futures written) is $63,191,809 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 959,227
	Unrealized depreciation		(2,076,383)
	Net unrealized depreciation		$ (1,117,156)

Contracts
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.4) %
159	S & P 500 Index		$ 280,238
	Expiration October 2014, Exercise Price $1,990.00
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $147,072)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
226	CBOE VIX Future, Oct. 2014	$ 3,683,800	$ 27,120
	TOTAL LONG FUTURES CONTRACTS	$ 3,683,800	$ 27,120

	SHORT FUTURES CONTRACTS - 2.5%
	Equity Futures - 2.5%
248	Emerging Market, Dec. 2014	$ 12,433,480	$ 878,336
135	MSCI EAFE Index Mini, Dec. 2014	12,417,975	444,177
256	S&P E-Mini Future, Dec. 2014	25,158,400	277,120
	TOTAL SHORT FUTURES CONTRACTS	$ 50,009,855	$ 1,599,633

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	MUTUAL FUNDS - 3.9%
	DEBT FUND - 3.9%
201,138	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 2,011,377
	TOTAL MUTUAL FUNDS (Cost - $2,011,377)

	BONDS & NOTES - 24.3%
Par Value	BANKS - 8.9%
$ 50,000	Capital One Financial Corp., 1.00%, 11/6/15	50,140
590,000	First Horizon National Corp., 5.375%, 12/15/15	618,367
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	1,006,319
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17 ^	543,006
750,000	Morgan Stanley, 4.20%, 11/20/14	750,440
630,000	Morgan Stanley, 6.00%, 4/28/15	649,412
600,000	Morgan Stanley, 4.00%, 7/24/15	615,925
300,000	Santander US Debt SAU, 3.724% 1/20/15 - 144A	302,565
		4,536,174
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
600,000	Ford Motor Credit Corp., 12.00%, 5/15/15	642,426
600,000	Ford Motor Credit Corp., 3.875%, 1/15/15	605,766
500,000	General Electric Capital Corp., 5.375%, 10/20/16	544,538
600,000	Harley-Davidson Funding, 5.75%, 12/15/14 - 144A	606,358
		2,399,088
	GAS - 0.6%
301,000	Atmos Energy Corp., 4.95%, 10/15/14	301,461

	HOME FURNISHINGS - 0.3%
150,000	Whirlpool Corp., 6.50%, 6/15/16	163,648

	INSURANCE - 3.0%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	1,129,348
200,000	CNA Financial Corp., 5.85%, 12/15/14	202,293
180,000	White Mountain Insurance Group, 6.375%, 3/20/17 - 144A	199,527
		1,531,168
	MEDIA - 0.1%
50,000	Viacom, Inc., 2.50%, 12/15/16	51,353

	MUNICIPAL - 2.0%
1,000,000	Routt County Colorado, 1.40%, 12/1/17	1,000,060

	OIL & GAS - 0.9%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16	149,993
300,000	Transocean, Inc., 5.05%, 12/15/16	319,771
		469,764
	PHARMACEUTICALS - 0.3%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17	166,943

	RETAIL - 0.1%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	57,569

	SAVINGS & LOANS - 0.2%
100,000	Amsouth Bank, 5.20%, 4/1/15	102,046

	TELECOMMUNICATIONS - 3.2%
1,528,000	AT&T, Inc., 2.40%, 8/15/16	1,563,656
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A	51,067
		1,614,723

	TOTAL BONDS & NOTES (Cost - $12,367,028)	12,393,997

	SHORT-TERM INVESTMENTS - 70.5%
	CERTIFICATES OF DEPOSIT - 25.4%
1,600,000	Banco do Brasil Sa NY, 1.36%, 4/7/15	1,599,924
600,000	China Merchant Bank, 1.18%, 1/26/15	600,000
2,420,000	Corpbanca, 1.61%, 10/29/14	2,420,000
2,000,000	Credit Comm De Belg NY, 0.87%, 3/27/15	2,000,000
1,900,000	Fortis Bank NY, 0.53% 1/12/15	1,899,989
1,400,000	HSH Nordbank AG, 0.91%, 3/24/15	1,400,000
2,000,000	Industrial & Commercial Bank of China Ltd., 0.80%, 6/3/15	2,000,000
1,000,000	Itau Unibanco NY, 0.95%, 9/11/15	1,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $12,919,913)	12,919,913

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Par Value			Value
	COMMERCIAL PAPER- 25.0%
$ 2,500,000	COFCO Capital Corp., 10/7/14		$ 2,499,833
500,000	ENI Finance USA, Inc., 10/20/14		499,810
1,000,000	Ford Motor Credit, 12/1/14		998,678
1,200,000	Hawaiian Electric Co., 10/15/14		1,199,725
1,550,000	Intesa Funding LLC, 3/9/15		1,545,482
500,000	JP Morgan Securities LLC, 11/6/14		499,775
2,500,000	Romulus Funding Corp., 11/3/14		2,498,510
2,000,000	Weatherford International, 10/21/14		1,999,056
1,000,000	Wyndham Worldwide, 10/3/14		999,978
	TOTAL COMMERCIAL PAPER (Cost - $12,740,847)		12,740,847

Shares	MONEY MARKET FUND - 20.1%
10,241,263	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.00% *		10,241,263
	TOTAL MONEY MARKET FUND (Cost - $10,241,263)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $35,902,023)		35,902,023

	COLLATERAL FOR SECURITIES LOANED - 0.4%
179,200	Mount Vernon Securities Lending Prime Portfolio, 0.19%		179,200
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $179,200)

	TOTAL INVESTMENTS - 99.1% (Cost - $50,459,628) (a)		$ 50,486,597
	OTHER ASSETS LESS LIABILITIES - 0.9%		445,649
	NET ASSETS - 100.0%		$ 50,932,246

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $175,662.
144A - Security exempt from registration under Rule 114A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,459,628 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 37,632
	Unrealized depreciation		(10,663)
	Net unrealized appreciation		$ 26,969

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation/Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Fixed Income Futures - 0.0%
23	Canadian 10 Year Bond, Dec 2014	$ 2,787,416	$ (13,660)
12	Euro BOBL Future Dec 2014	1,938,600	6,213
11	Euro-Bund Future, Dec 2014	3,592,064	9,724
14	Euro Schatz, Dec 2014	1,962,632	1,730
19	Long Gilt Future, Dec 2014	4,036,054	12,631
22	US 10 Year Future, Dec 2014	2,866,743	(13,750)
23	US 5 YR Note, Dec 2014	1,537,354	(4,468)
13	2 Year Bond, Dec 2014	2,844,972	205
	TOTAL LONG FUTURES CONTRACTS	$ 21,565,835	$ (1,375)

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Par Value		Value
	SHORT-TERM INVESTMENTS - 99.8%
	CERTIFICATES OF DEPOSIT - 51.1%
$ 850,000	Agricultural Bank of China, 0.90%, 6/3/15	$ 850,000
950,000	Banco do Brasil Sa NY, 1.36%, 4/7/15	949,955
800,000	China Merchant Bank, 1.18%, 1/26/15	800,000
580,000	Corpbanca/NY, 1.61%, 10/29/14	580,000
800,000	Credit Comm De Belg NY, 0.87%, 3/27/15	800,000
700,000	Fortis Bank, 0.53%, 1/12/15	699,996
800,000	HSH Nordbank AG, 0.91%, 3/24/15	800,000
800,000	Industrial & Commercial Bank of China Ltd., 0.8%, 6/3/15	800,000
1,200,000	Itau Unibanco NY, 1.26%, 9/12/14	1,200,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $7,479,951)	7,479,951

	COMMERCIAL PAPER - 45.6%
700,000	Bank of China Ltd., 2/9/15	698,217
500,000	ENI Finance USA, Inc., 10/20/14	499,810
575,000	Ford Motor Credit, 12/1/14	574,464
500,000	Hawaiian Electric Co., 10/15/14	499,885
700,000	Intesa Funding LLC, 9/9/14	697,960
700,000	Romulus Funding Corp., 11/3/14	699,583
700,000	Societe Generale NY, 1/13/15	699,995
700,000	Talisman Energy, Inc.,10/3/14	699,976
1,000,000	Weatherford International, 10/21/14	999,528
600,000	Wyndham Worldwide, 10/3/14	599,987
	TOTAL COMMERCIAL PAPER (Cost - $6,669,405)	6,669,405

Shares	MONEY MARKET FUND - 3.1%
458,099	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **	458,099
	(Cost - $458,099)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,607,455)	14,607,455

	TOTAL INVESTMENTS - 99.8% (Cost - $14,607,455) (a)	$ 14,607,455
	OTHER ASSETS LESS LIABILITIES - 0.2%	31,509
	NET ASSETS - 100.0%	$ 14,638,964

* Money market fund; interest rate reflects seven day effective yield on September 30, 2014.
LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,607,455.

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 8.6%
	EQUITY FUNDS - 8.6%
60,892	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF	$ 2,109,299
61,032	Compass EMP US 500 Enhanced Volatility Weighted Index ETF	2,106,214
94,016	Compass EMP US 500 Volatility Weighted Index ETF	3,237,911
40,049	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF	1,383,292
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,953,305)	8,836,716

	MUTUAL FUNDS - 85.5%
	ASSET ALLOCATION FUNDS - 30.0%
1,754,193	Compass EMP Enhanced Fixed Income Fund - Cl. I +	17,436,680
1,389,405	Compass EMP Market Neutral Income Fund - Cl. I +	13,463,335
		30,900,015
	COMMODITY FUNDS - 5.4%
309,632	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I * +	2,830,035
301,725	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I * +	2,691,386
		5,521,421
	EQUITY FUNDS - 50.1%
261,552	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	2,714,910
925,988	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	10,843,315
670,915	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,131,491
619,997	Compass EMP Long/Short Strategies Fund - Cl. I * +	6,807,566
366,613	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	3,963,091
700,972	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	9,827,628
523,870	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	7,355,129
155,515	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	2,065,241
		51,708,371

	TOTAL MUTUAL FUNDS (Cost - $85,212,659)	88,129,807

	SHORT TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
5,988,715	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **	5,988,715
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,988,715)

	TOTAL INVESTMENTS - 99.9% (Cost - $100,154,679) (a)	$ 102,955,238
	OTHER ASSETS LESS LIABILITIES - 0.1%	154,552
	NET ASSETS - 100.0%	$ 103,109,790

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,167,777 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,498,781
	Unrealized depreciation	(711,320)
	Net unrealized appreciation	$ 2,787,461

+ Affiliated company.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2014.

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 15.8%
45,123	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF	$ 1,563,061
90,245	Compass EMP US 500 Enhanced Volatility Weighted Index ETF	3,114,355
71,844	Compass EMP US 500 Volatility Weighted Index ETF	2,474,307
27,401	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF	946,430
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $8,209,245)	8,098,153

	MUTUAL FUNDS - 81.8%
	EQUITY FUNDS - 81.8%
272,249	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	2,825,947
887,546	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	10,393,162
684,219	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,292,729
677,203	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	9,494,384
595,762	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	8,364,506
190,378	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	2,528,219
	TOTAL MUTUAL FUNDS (Cost - $38,578,210)	41,898,947

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
1,190,238	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% *	1,190,238
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,190,238)

	TOTAL INVESTMENTS - 99.9% (Cost - $47,977,693) (a)	$ 51,187,338
	OTHER ASSETS LESS LIABILITIES - 0.1%	69,079
	NET ASSETS - 100.0%	$ 51,256,417

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,978,718 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,319,711
	Unrealized depreciation	(111,091)
	Net unrealized appreciation	$ 3,208,620

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2014.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 5.3%
44,711	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF	$ 1,548,789
44,814	Compass EMP US 500 Enhanced Volatility Weighted Index ETF	1,546,531
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,121,961)	3,095,320

	MUTUAL FUNDS - 93.6%
	ASSET ALLOCATION FUND - 17.6%
1,066,503	Compass EMP Market Neutral Income Fund - Cl. I +	10,334,415

	COMMODITY FUNDS - 19.5%
638,932	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	5,839,835
632,184	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	5,639,085
		11,478,920
	EQUITY FUNDS - 56.5%
529,782	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	6,203,751
1,287,060	Compass EMP Long/Short Strategies Fund - Cl. I +	14,131,920
748,039	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	8,086,301
346,720	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	4,861,019
		33,282,991

	TOTAL MUTUAL FUNDS (Cost - $54,518,121)	55,096,326

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
568,233	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% **	568,233
	TOTAL SHORT-TERM INVESTMENTS (Cost - $568,233)

	TOTAL INVESTMENTS - 99.8% (Cost - $58,208,315) (a)	$ 58,759,879
	OTHER ASSETS LESS LIABILITIES - 0.2%	105,411
	NET ASSETS - 100.0%	$ 58,865,290

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,224,665 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,143,302
	Unrealized depreciation	(608,088)
	Net unrealized appreciation	$ 535,214

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2014.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Portfolio’s assets and liabilities measured at fair value:

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited) (Continued)

US 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 42,806,686	$ -	$ -	$ 42,806,686
Money Market Fund	198,913	-	-	198,913
Collateral for Securities Loaned	4,342,394	-	-	4,342,394
Total	$ 47,347,993	$ -	$ -	$ 47,347,993
Liabilities
Futures Contracts	$ 1,738	$ -	$ -	$ 1,738
Total	$ 1,738	$ -	$ -	$ 1,738

US Small Cap 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,066,003	$ -	$ -	$ 16,066,003
Money Market Fund	330,361	-	-	330,361
Collateral for Securities Loaned	2,132,788	-	-	2,132,788
Total	$ 18,529,152			$ 18,529,152
Liabilities
Futures Contracts	$ 12,360	$ -	$ -	$ 12,360
Total	$ 12,360	$ -	$ -	$ 12,360

International 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 33,722,348	$ -	$ -	$ 33,722,348
Warrants	1,113	-	-	1,113
Money Market Fund	370,805	-	-	370,805
Collateral for Securities Loaned	153,628	-	-	153,628
Total	$ 34,247,894	$ -	$ -	$ 34,247,894
Liabilities
Futures Contracts	$ 13,334	$ -	$ -	$ 13,334
Total	$ 13,334	$ -	$ -	$ 13,334

Emerging Market 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,116,309	$ -	$ -	$ 22,116,309
Exchange Traded Funds	1,801,944	-	-	1,801,944
Warrants	2,242	-	-	2,242
Money Market	436,082	-	-	436,082
Collateral for Securities Loaned	149,500	-	-	149,500
Total	$ 24,506,077	$ -	$ -	$ 24,506,077
Liabilities
Futures Contracts	$ 37,184	$ -	$ -	$ 37,184
Total	$ 37,184	$ -	$ -	$ 37,184

REC Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
REITs	$ 25,698,086	$ -	$ -	$ 25,698,086
Money Market Fund	17,343	-	-	17,343
Collateral for Securities Loaned	5,653,205	-	-	5,653,205
Total	$ 31,368,634	$ -	$ -	$ 31,368,634
Liabilities
Futures Contracts	$ 480	$ -	$ -	$ 480
Total	$ 480	$ -	$ -	$ 480

Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,225,414	$ -	$ -	$ 22,225,414
Money Market Fund	1,948,948	-	-	1,948,948
Collateral for Securities Loaned	1,785,713	-	-	1,785,713
Futures Contracts	124,788	-	-	124,788
Total	$ 26,084,863	$ -	$ -	$ 26,084,863

US 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 193,907,991	$ -	$ -	$ 193,907,991
Mutual Fund	9,299,686	-	-	9,299,686
Money Market Fund	982,868	-	-	982,868
Collateral for Securities Loaned	25,107,577	-	-	25,107,577
Total	$ 229,298,122	$ -	$ -	$ 229,298,122
Liabilities
Futures Contracts	$ 8,300	$ -	$ -	$ 8,300
Total	$ 8,300	$ -	$ -	$ 8,300
COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited) (Continued)

International 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 105,784,768	$ -	$ -	$ 105,784,768
Warrants	$ 2,367	-	-	$ 2,367
Money Market Fund	2,537,617	-	-	2,537,617
Collateral for Securities Loaned	424,487	-	-	424,487
Total	$ 108,749,239	$ -	$ -	$ 108,749,239
Liabilities
Futures Contracts	$ 65,453	$ -	$ -	$ 65,453
Total	$ 65,453	$ -	$ -	$ 65,453

Commodity Strategies Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 452,816	$ -	$ -	$ 452,816
Bonds & Notes	-	1,157,007	-	1,157,007
Short-Term Investments	9,655,787	-	-	9,655,787
Collateral for Securities Loaned	560,000	-	-	560,000
Total	$ 10,668,603	$ 1,157,007	$ -	$ 11,825,610
Liabilities
Futures Contracts	$ 418,009	$ -	$ -	$ 418,009
Total	$ 418,009	$ -	$ -	$ 418,009

Commodity Strategies Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 556,773	$ -	$ -	$ 556,773
Bonds & Notes	-	$ 5,171,788		5,171,788
Short-Term Investments	6,665,111	-	-	6,665,111
Total	$ 7,221,884	$ 5,171,788	$ -	$ 12,393,672
Liabilities
Futures Contracts	$ 1,009,497	$ -	$ -	$ 1,009,497
Total	$ 1,009,497	$ -	$ -	$ 1,009,497

Market Neutral Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 50,104,331	$ -	$ -	$ 50,104,331
Money Market Fund	8,014,289	-	-	8,014,289
Collateral for Securities loaned	3,956,033	-	-	3,956,033
Futures Contracts	1,626,753	-	-	1,626,753
Total	$ 63,701,406	$ -	$ -	$ 63,701,406
Liabilities
Put Options Written	$ 280,238	$ -	$ -	$ 280,238
Total	$ 280,238	$ -	$ -	$ 280,238

Enhanced Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,011,377	$ -	$ -	$ 2,011,377
Bonds & Notes	-	12,393,997	-	12,393,997
Short-Term Investments	35,902,023	-	-	35,902,023
Collateral for Securities Loaned	179,200	-	-	179,200
Total	$ 38,092,600	$ 12,393,997	$ -	$ 50,486,597
Liabilities
Futures Contracts	$ 1,375	$ -	$ -	$ 1,375
Total	$ 1,375	$ -	$ -	$ 1,375

Ultra Short-Term Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 14,607,455	$ -	$ -	$ 14,607,455
Total	$ 14,607,455	$ -	$ -	$ 14,607,455

Multi-Asset Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,836,716	$ -	$ -	$ 8,836,716
Mutual Funds	$ 88,129,807	-	-	$ 88,129,807
Money Market Fund	5,988,715	-	-	5,988,715
Total	$ 102,955,238	$ -	$ -	$ 102,955,238

Multi-Asset Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,098,153	$ -	$ -	$ 8,098,153
Mutual Funds	$ 41,898,947	-	-	$ 41,898,947
Money Market Fund	1,190,238	-	-	1,190,238
Total	$ 51,187,338	$ -	$ -	$ 51,187,338

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited) (Continued)

Alternative Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,095,320	$ -	$ -	$ 3,095,320
Mutual Funds	$ 55,096,326	-	-	55,096,326
Money Market Fund	568,233	-	-	568,233
Total	$ 58,759,879	$ -	$ -	$ 58,759,879
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Stephen M. Hammers

       Stephan M. Hammers, President

Date

12/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Stephen M. Hammers

       Stephen M. Hammers, President

Date

12/1/2014

By

*/s/ Robert W. Walker

       Robert W. Walker, Treasurer

Date

12/1/2014